First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Aerospace & Defense — 1.0%
30,582	Vectrus, Inc. (a)	$1,634,302

	Air Freight & Logistics — 0.5%
118,296	Radiant Logistics, Inc. (a)	822,157

	Auto Components — 0.7%
50,129	Motorcar Parts of America, Inc. (a)	1,127,903

	Banks — 19.0%
71,876	Amalgamated Financial Corp.	1,192,423
40,817	Arrow Financial Corp.	1,359,614
16,627	Bank First Corp. (b)	1,246,859
39,236	Bar Harbor Bankshares	1,154,323
30,566	Capital City Bank Group, Inc.	795,327
92,121	Dime Community Bancshares, Inc.	2,776,527
67,481	Farmers National Banc Corp.	1,126,933
55,543	First Bancshares (The), Inc.	2,033,429
59,066	First of Long Island (The) Corp.	1,255,153
150,478	HarborOne Bancorp, Inc.	2,026,939
57,488	Independent Bank Corp.	1,359,016
20,294	Metropolitan Bank Holding Corp. (a)	1,022,006
21,301	Northeast Bank	562,133
16,443	Northrim BanCorp, Inc.	698,992
68,664	Old Second Bancorp, Inc.	907,051
35,608	Professional Holding Corp., Class A (a)	654,119
39,084	QCR Holdings, Inc.	1,845,547
12,910	Red River Bancshares, Inc.	723,089
39,012	Reliant Bancorp, Inc.	1,120,425
50,367	Silvergate Capital Corp., Class A (a)	7,160,676
38,990	West BanCorp, Inc.	939,269
		31,959,850

	Biotechnology — 7.4%
35,741	Actinium Pharmaceuticals, Inc. (a) (b)	272,346
120,115	Aldeyra Therapeutics, Inc. (a) (b)	1,426,966
182,789	Anavex Life Sciences Corp. (a) (b)	2,732,696
46,413	Axcella Health, Inc. (a)	220,926
76,112	BrainStorm Cell Therapeutics, Inc. (a) (b)	291,509
36,195	Cabaletta Bio, Inc. (a)	401,765
172,615	Calithera Biosciences, Inc. (a)	417,728
253,563	Catalyst Pharmaceuticals, Inc. (a)	1,168,926
63,643	ContraFect Corp. (a)	305,486
38,935	Enochian Biosciences, Inc. (a) (b)	137,830
45,834	Equillium, Inc. (a)	327,713
111,926	Genprex, Inc. (a) (b)	482,401
219,118	IVERIC bio, Inc. (a)	1,354,149
59,704	Jounce Therapeutics, Inc. (a)	613,160
96,150	Kezar Life Sciences, Inc. (a)	573,054
53,657	NeuBase Therapeutics, Inc. (a)	396,525
106,796	Ovid therapeutics, Inc. (a)	429,320
556,700	Palatin Technologies, Inc. (a) (b)	383,900

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
91,431	Solid Biosciences, Inc. (a)	$505,614
		12,442,014

	Capital Markets — 3.2%
7,565	Diamond Hill Investment Group, Inc.	1,180,216
77,962	Donnelley Financial Solutions, Inc. (a)	2,169,682
24,160	Oppenheimer Holdings, Inc., Class A	967,608
42,631	Victory Capital Holdings, Inc., Class A (b)	1,089,648
		5,407,154

	Commercial Services & Supplies — 1.0%
96,513	Kimball International, Inc., Class B	1,351,182
88,771	Quad/Graphics, Inc. (a)	313,362
		1,664,544

	Communications Equipment — 0.5%
90,606	Casa Systems, Inc. (a)	863,475

	Construction & Engineering — 3.8%
151,994	HC2 Holdings, Inc. (a)	598,857
54,636	IES Holdings, Inc. (a)	2,754,201
25,793	Northwest Pipe Co. (a)	862,002
74,518	Orion Group Holdings, Inc. (a)	452,324
73,921	Sterling Construction Co., Inc. (a)	1,714,967
		6,382,351

	Construction Materials — 1.8%
41,906	US Concrete, Inc. (a)	3,072,548

	Consumer Finance — 3.0%
44,095	Curo Group Holdings Corp.	643,346
95,460	Enova International, Inc. (a)	3,386,921
45,909	Oportun Financial Corp. (a)	950,775
		4,981,042

	Containers & Packaging — 0.5%
17,942	UFP Technologies, Inc. (a)	893,870

	Diversified Consumer Services — 0.3%
81,816	Universal Technical Institute, Inc. (a)	477,805

	Diversified Financial Services — 0.9%
37,842	Alerus Financial Corp.	1,126,935
12,381	A-Mark Precious Metals, Inc.	445,716
		1,572,651

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Telecommunication Services — 0.2%
125,239	Alaska Communications Systems Group, Inc.	$407,027

	Electric Utilities — 0.2%
30,397	Spark Energy, Inc., Class A (b)	324,640

	Electrical Equipment — 1.7%
20,793	Allied Motion Technologies, Inc.	1,067,305
69,542	LSI Industries, Inc.	593,193
67,970	Orion Energy Systems, Inc. (a)	473,071
23,340	Powell Industries, Inc.	790,526
		2,924,095

	Electronic Equipment, Instruments & Components — 2.4%
66,139	Kimball Electronics, Inc. (a)	1,706,386
58,660	LightPath Technologies, Inc., Class A (a)	181,846
30,889	Napco Security Technologies, Inc. (a)	1,075,864
33,020	Vishay Precision Group, Inc. (a)	1,017,346
		3,981,442

	Energy Equipment & Services — 0.1%
65,373	Exterran Corp. (a)	219,653

	Entertainment — 0.6%
60,127	Sciplay Corp., Class A (a)	972,855

	Equity Real Estate Investment Trusts — 1.7%
42,229	One Liberty Properties, Inc.	940,440
102,039	UMH Properties, Inc.	1,956,087
		2,896,527

	Food & Staples Retailing — 0.7%
33,257	Natural Grocers by Vitamin Cottage, Inc.	583,660
22,137	Village Super Market, Inc., Class A	521,769
		1,105,429

	Food Products — 0.5%
17,614	Seneca Foods Corp., Class A (a)	829,443

	Health Care Equipment & Supplies — 0.7%
21,238	Bellerophon Therapeutics, Inc. (a) (b)	110,225
17,239	FONAR Corp. (a)	311,854
90,545	Invacare Corp.	726,171
		1,148,250

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 1.0%
62,292	Triple-S Management Corp., Class B (a)	$1,621,461

	Health Care Technology — 0.6%
33,211	Computer Programs and Systems, Inc.	1,016,257

	Hotels, Restaurants & Leisure — 0.8%
21,544	RCI Hospitality Holdings, Inc.	1,369,983

	Household Durables — 3.3%
78,103	Beazer Homes USA, Inc. (a)	1,633,915
57,610	Ethan Allen Interiors, Inc.	1,590,612
11,923	Hovnanian Enterprises, Inc., Class A (a)	1,260,738
40,713	Turtle Beach Corp. (a)	1,085,816
		5,571,081

	Household Products — 0.9%
25,644	Central Garden & Pet Co. (a)	1,487,608

	Insurance — 1.6%
16,371	HCI Group, Inc.	1,257,620
64,953	Heritage Insurance Holdings, Inc.	719,679
3,781	Investors Title Co.	627,646
		2,604,945

	IT Services — 2.4%
134,682	GreenSky, Inc., Class A (a)	833,682
62,881	Grid Dynamics Holdings, Inc. (a)	1,001,694
70,933	Hackett Group (The), Inc.	1,162,592
68,103	International Money Express, Inc. (a)	1,022,226
		4,020,194

	Leisure Products — 1.4%
62,920	Clarus Corp.	1,072,786
49,847	MasterCraft Boat Holdings, Inc. (a)	1,325,432
		2,398,218

	Machinery — 5.8%
39,939	Blue Bird Corp. (a)	999,673
106,252	Energy Recovery, Inc. (a)	1,948,662
25,579	Hyster-Yale Materials Handling, Inc.	2,228,443
90,968	Manitowoc (The) Co., Inc. (a)	1,875,760
30,002	Miller Industries, Inc.	1,385,792
70,505	REV Group, Inc.	1,350,876
		9,789,206

	Marine — 0.7%
32,605	Eagle Bulk Shipping, Inc. (a) (b)	1,177,693

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Media — 2.1%
114,323	MSG Networks, Inc., Class A (a) (b)	$1,719,418
137,089	WideOpenWest, Inc. (a)	1,863,039
		3,582,457

	Mortgage Real Estate Investment Trusts — 1.7%
41,778	Cherry Hill Mortgage Investment Corp.	390,206
115,170	Ellington Financial, Inc.	1,843,872
60,591	Great Ajax Corp.	660,442
		2,894,520

	Oil, Gas & Consumable Fuels — 6.6%
176,622	Berry Corp.	973,187
48,789	Bonanza Creek Energy, Inc. (a)	1,743,231
302,501	Clean Energy Fuels Corp. (a)	4,156,364
78,776	CONSOL Energy, Inc. (a)	765,703
65,957	Diamond S Shipping, Inc. (a)	661,549
72,019	Dorian LPG Ltd. (a)	945,609
73,615	International Seaways, Inc.	1,426,659
188,502	Overseas Shipholding Group, Inc., Class A (a)	388,314
		11,060,616

	Paper & Forest Products — 0.8%
86,997	Verso Corp., Class A	1,269,286

	Personal Products — 0.2%
33,914	Lifevantage Corp. (a)	317,096

	Pharmaceuticals — 3.7%
473,437	Ampio Pharmaceuticals, Inc. (a) (b)	800,108
55,315	Kaleido Biosciences, Inc. (a) (b)	448,051
9,522	Lyra Therapeutics, Inc. (a)	110,360
86,139	Marinus Pharmaceuticals, Inc. (a)	1,333,432
53,367	Phibro Animal Health Corp., Class A	1,302,155
141,703	Provention Bio, Inc. (a)	1,487,173
21,082	Satsuma Pharmaceuticals, Inc. (a)	124,595
24,437	scPharmaceuticals, Inc. (a)	162,506
30,986	TFF Pharmaceuticals, Inc. (a)	420,480
		6,188,860

	Professional Services — 2.4%
20,114	Barrett Business Services, Inc.	1,385,050
20,109	CRA International, Inc.	1,500,936
29,539	Willdan Group, Inc. (a)	1,212,576
		4,098,562

	Real Estate Management & Development — 1.1%
22,643	Altisource Portfolio Solutions S.A. (a)	208,089

Shares	Description	Value
	Common Stocks (Continued)
	Real Estate Management & Development (Continued)
40,500	RMR Group (The), Inc., Class A	$1,652,805
		1,860,894

	Road & Rail — 0.8%
162,508	Daseke, Inc. (a)	1,379,693

	Software — 0.8%
90,160	Smith Micro Software, Inc. (a)	496,331
166,360	VirnetX Holding Corp. (b)	926,625
		1,422,956

	Specialty Retail — 2.1%
54,170	Big 5 Sporting Goods Corp. (b)	850,469
43,930	Haverty Furniture Cos., Inc.	1,633,756
38,329	TravelCenters of America, Inc. (a)	1,039,866
		3,524,091

	Technology Hardware, Storage & Peripherals — 0.7%
149,054	Quantum Corp. (a)	1,241,620

	Textiles, Apparel & Luxury Goods — 0.4%
21,097	Lakeland Industries, Inc. (a) (b)	587,762

	Thrifts & Mortgage Finance — 2.5%
4,155	Hingham Institution for Savings	1,179,023
123,605	Northfield Bancorp, Inc.	1,967,792
54,774	Waterstone Financial, Inc.	1,118,485
		4,265,300

	Trading Companies & Distributors — 2.5%
24,891	BlueLinx Holdings, Inc. (a)	975,478
42,287	CAI International, Inc.	1,924,904
49,839	Titan Machinery, Inc. (a)	1,270,895
		4,171,277

	Water Utilities — 0.5%
22,255	Artesian Resources Corp., Class A	876,402

	Total Common Stocks — 99.8%	167,909,065
	(Cost $123,260,367)

	Money Market Funds — 5.7%
9,561,883	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (c) (d)	9,561,883
	(Cost $9,561,883)

First Trust Dow Jones Select MicroCap Index Fund (FDM)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Description	Value
Total Investments — 105.5%	$177,470,948
(Cost $132,822,250) (e)
Net Other Assets and Liabilities — (5.5)%	(9,267,919)
Net Assets — 100.0%	$168,203,029

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $9,520,810 and the total value of the collateral held by the Fund is $9,561,883.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $49,420,985 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,772,287. The net unrealized appreciation was $44,648,698.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$167,909,065	$—	$—
Money Market Funds	9,561,883	—	—
Total Investments	$177,470,948	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 98.8%
	Air Freight & Logistics — 2.5%
234,212	United Parcel Service, Inc., Class B	$39,813,698

	Banks — 13.5%
65,913	Associated Banc-Corp.	1,406,583
26,381	Atlantic Union Bankshares Corp.	1,011,975
15,206	Bank of Hawaii Corp.	1,360,785
40,860	Bank OZK	1,669,131
23,487	BankUnited, Inc.	1,032,254
9,051	BOK Financial Corp.	808,435
28,503	Cathay General Bancorp	1,162,352
763,735	Citigroup, Inc.	55,561,721
21,784	Columbia Banking System, Inc.	938,673
159,085	F.N.B. Corp.	2,020,380
268,382	Fifth Third Bancorp	10,050,906
64,119	Fulton Financial Corp.	1,091,947
116,005	Investors Bancorp, Inc.	1,704,113
452,876	KeyCorp	9,048,463
47,800	M&T Bank Corp.	7,246,958
60,248	Old National Bancorp	1,165,196
219,643	People’s United Financial, Inc.	3,931,610
145,392	PNC Financial Services Group (The), Inc.	25,503,211
367,133	Regions Financial Corp.	7,584,968
30,369	Simmons First National Corp., Class A	901,048
54,008	Synovus Financial Corp.	2,470,866
58,704	TCF Financial Corp.	2,727,388
547,300	Truist Financial Corp.	31,918,536
567,914	U.S. Bancorp	31,411,323
59,799	United Bankshares, Inc.	2,307,045
171,145	Valley National Bancorp	2,351,532
31,468	Webster Financial Corp.	1,734,201
31,192	WesBanco, Inc.	1,124,784
51,321	Zions Bancorp N.A.	2,820,602
		214,066,986

	Biotechnology — 7.7%
1,127,311	AbbVie, Inc.	121,997,596

	Capital Markets — 0.5%
37,526	Ares Management Corp., Class A	2,102,582
43,122	Federated Hermes, Inc.	1,349,718
141,413	Franklin Resources, Inc.	4,185,825
		7,638,125

	Chemicals — 1.4%
19,856	Cabot Corp.	1,041,249
69,010	CF Industries Holdings, Inc.	3,131,674
42,414	Eastman Chemical Co.	4,670,630
131,511	LyondellBasell Industries N.V., Class A	13,683,719
		22,527,272

Shares	Description	Value
	Common Stocks (Continued)
	Containers & Packaging — 0.0%
10,800	Greif, Inc., Class A	$615,600

	Diversified Consumer Services — 0.2%
122,805	H&R Block, Inc.	2,677,149

	Diversified Telecommunication Services — 18.7%
5,179,537	AT&T, Inc.	156,784,585
2,413,201	Verizon Communications, Inc.	140,327,638
		297,112,223

	Electric Utilities — 8.8%
25,827	ALLETE, Inc.	1,735,316
414,961	Duke Energy Corp.	40,056,185
228,488	Edison International	13,389,397
472,887	Exelon Corp.	20,684,077
132,921	OGE Energy Corp.	4,301,324
63,185	Pinnacle West Capital Corp.	5,140,100
616,365	PPL Corp.	17,775,967
599,859	Southern (The) Co.	37,287,235
		140,369,601

	Electronic Equipment, Instruments & Components — 0.7%
249,598	Corning, Inc.	10,860,009

	Food & Staples Retailing — 1.2%
352,807	Walgreens Boots Alliance, Inc.	19,369,104

	Food Products — 0.2%
45,998	Bunge Ltd.	3,646,261

	Gas Utilities — 0.4%
43,365	National Fuel Gas Co.	2,167,816
56,048	South Jersey Industries, Inc.	1,265,564
89,424	UGI Corp.	3,667,278
		7,100,658

	Health Care Providers & Services — 0.1%
37,647	Patterson Cos., Inc.	1,202,822

	Hotels, Restaurants & Leisure — 0.1%
21,812	Travel + Leisure Co.	1,334,022

	Household Durables — 0.6%
16,704	M.D.C. Holdings, Inc.	992,217
182,183	Newell Brands, Inc.	4,878,861
20,263	Whirlpool Corp.	4,464,952
		10,336,030

	Independent Power and Renewable Electricity Producers — 0.3%
193,166	AES (The) Corp.	5,178,780

First Trust Morningstar Dividend Leaders Index Fund (FDL)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance — 5.4%
305,632	American International Group, Inc.	$14,123,255
44,823	Cincinnati Financial Corp.	4,620,803
138,477	Fidelity National Financial, Inc.	5,630,475
65,793	Lincoln National Corp.	4,096,930
13,564	Mercury General Corp.	824,827
308,635	MetLife, Inc.	18,761,922
145,637	Old Republic International Corp.	3,180,712
123,878	Principal Financial Group, Inc.	7,427,725
260,319	Prudential Financial, Inc.	23,715,061
105,050	Unum Group	2,923,541
		85,305,251

	IT Services — 5.0%
552,541	International Business Machines Corp.	73,631,614
199,473	Western Union (The) Co.	4,919,004
		78,550,618

	Media — 1.1%
191,443	Interpublic Group of (The) Cos., Inc.	5,590,136
96,807	Omnicom Group, Inc.	7,178,239
1,609	ViacomCBS, Inc., Class A	75,897
86,775	ViacomCBS, Inc., Class B	3,913,552
		16,757,824

	Metals & Mining — 0.1%
19,519	Compass Minerals International, Inc.	1,224,232

	Multi-Utilities — 3.8%
35,276	Avista Corp.	1,684,429
199,871	Consolidated Edison, Inc.	14,950,351
372,415	Dominion Energy, Inc.	28,288,643
25,885	NorthWestern Corp.	1,687,702
227,722	Public Service Enterprise Group, Inc.	13,711,142
		60,322,267

	Personal Products — 0.1%
20,077	Nu Skin Enterprises, Inc., Class A	1,061,873

	Pharmaceuticals — 7.5%
3,292,144	Pfizer, Inc.	119,274,377

	Semiconductors & Semiconductor Equipment — 4.7%
159,530	Broadcom, Inc.	73,967,680

	Technology Hardware, Storage & Peripherals — 1.8%
466,633	HP, Inc.	14,815,598
85,328	NetApp, Inc.	6,200,786

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
106,026	Seagate Technology PLC	$8,137,495
		29,153,879

	Textiles, Apparel & Luxury Goods — 0.2%
139,560	Hanesbrands, Inc.	2,745,145

	Tobacco — 12.1%
1,758,968	Altria Group, Inc.	89,988,803
1,142,620	Philip Morris International, Inc.	101,396,099
		191,384,902

	Trading Companies & Distributors — 0.1%
20,363	MSC Industrial Direct Co., Inc., Class A	1,836,539

	Total Investments — 98.8%	1,567,430,523
	(Cost $1,305,205,124) (a)
	Net Other Assets and Liabilities — 1.2%	18,548,015
	Net Assets — 100.0%	$1,585,978,538

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $271,434,724 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $9,209,325. The net unrealized appreciation was $262,225,399.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,567,430,523	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.8%
	Auto Components — 0.3%
120,911	BorgWarner, Inc.	$5,605,434

	Banks — 1.1%
612,606	KeyCorp	12,239,868
167,614	Old National Bancorp	3,241,655
112,790	Synovus Financial Corp.	5,160,142
		20,641,665

	Beverages — 2.5%
1,423,759	Keurig Dr Pepper, Inc.	48,934,597

	Biotechnology — 1.3%
85,537	Exact Sciences Corp. (a)	11,272,066
29,729	Karuna Therapeutics, Inc. (a)	3,574,318
222,730	REVOLUTION Medicines, Inc. (a)	10,218,852
		25,065,236

	Building Products — 1.1%
78,277	AZEK (The) Co., Inc. (a)	3,291,548
439,735	Carrier Global Corp.	18,565,612
		21,857,160

	Capital Markets — 2.6%
109,375	Focus Financial Partners, Inc., Class A (a)	4,552,187
637,539	Tradeweb Markets, Inc., Class A	47,177,886
		51,730,073

	Chemicals — 5.9%
1,034,235	Corteva, Inc.	48,216,036
1,055,542	Dow, Inc.	67,491,355
		115,707,391

	Construction & Engineering — 0.5%
73,113	Arcosa, Inc.	4,758,925
171,711	WillScot Mobile Mini Holdings Corp. (a)	4,764,980
		9,523,905

	Diversified Financial Services — 0.5%
330,487	Equitable Holdings, Inc.	10,780,486

	Electrical Equipment — 0.2%
47,171	Atkore, Inc. (a)	3,391,595

	Electronic Equipment, Instruments & Components — 3.1%
971,716	Corning, Inc.	42,279,363
45,060	Itron, Inc. (a)	3,994,569
94,087	Keysight Technologies, Inc. (a)	13,492,076
		59,766,008

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services — 0.2%
152,110	ChampionX Corp. (a)	$3,305,350

	Entertainment — 2.0%
144,773	Spotify Technology S.A. (a)	38,791,925

	Equity Real Estate Investment Trusts — 0.4%
747,989	Colony Capital, Inc.	4,846,969
53,874	Safehold, Inc.	3,776,567
		8,623,536

	Food & Staples Retailing — 0.3%
138,889	BJ’s Wholesale Club Holdings, Inc. (a)	6,230,561

	Food Products — 0.6%
39,799	Beyond Meat, Inc. (a)	5,178,646
96,842	Simply Good Foods (The) Co. (a)	2,945,934
138,961	Utz Brands, Inc. (b)	3,444,843
		11,569,423

	Health Care Equipment & Supplies — 1.1%
247,476	Alcon, Inc. (a)	17,367,866
121,469	Envista Holdings Corp. (a)	4,955,935
		22,323,801

	Health Care Providers & Services — 2.0%
136,048	1Life Healthcare, Inc. (a)	5,316,756
68,876	Accolade, Inc. (a)	3,124,904
137,822	Covetrus, Inc. (a)	4,130,525
88,903	Guardant Health, Inc. (a)	13,571,043
62,917	HealthEquity, Inc. (a)	4,278,356
152,237	Oak Street Health, Inc. (a) (b)	8,261,902
		38,683,486

	Health Care Technology — 0.7%
68,616	Inspire Medical Systems, Inc. (a)	14,202,826

	Hotels, Restaurants & Leisure — 4.3%
184,670	Airbnb, Inc., Class A (a)	34,706,880
499,988	DraftKings, Inc., Class A (a)	30,664,264
109,163	Expedia Group, Inc. (a)	18,789,135
		84,160,279

	Household Durables — 0.6%
302,859	Sonos, Inc. (a)	11,348,127

	Insurance — 1.0%
62,000	Lemonade, Inc. (a) (b)	5,774,060
495,033	Selectquote, Inc. (a)	14,608,424
		20,382,484

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services — 11.1%
186,777	Bumble, Inc., Class A (a)	$11,651,149
476,910	Pinterest, Inc., Class A (a)	35,305,647
3,051,961	Snap, Inc., Class A (a)	159,587,041
91,305	Zillow Group, Inc., Class C (a)	11,836,780
		218,380,617

	Internet & Direct Marketing Retail — 2.3%
260,927	Chewy, Inc., Class A (a)	22,103,126
79,704	Etsy, Inc. (a)	16,073,906
181,776	RealReal (The), Inc. (a)	4,113,591
53,796	Stitch Fix, Inc., Class A (a)	2,665,054
		44,955,677

	IT Services — 6.0%
204,233	Fidelity National Information Services, Inc.	28,717,202
338,653	Fiserv, Inc. (a)	40,313,253
244,490	Shift4 Payments, Inc., Class A (a)	20,050,625
81,926	Twilio, Inc., Class A (a)	27,917,104
		116,998,184

	Leisure Products — 0.7%
84,561	Acushnet Holdings Corp.	3,494,906
132,295	YETI Holdings, Inc. (a)	9,553,022
		13,047,928

	Life Sciences Tools & Services — 8.2%
123,781	10X Genomics, Inc., Class A (a)	22,404,361
1,028,308	Avantor, Inc. (a)	29,748,950
126,434	Maravai LifeSciences Holdings, Inc., Class A (a)	4,506,108
90,383	Medpace Holdings, Inc. (a)	14,827,331
531,803	PPD, Inc. (a)	20,123,426
149,403	Thermo Fisher Scientific, Inc.	68,184,541
		159,794,717

	Machinery — 3.1%
130,715	Cummins, Inc.	33,869,564
294,262	Gates Industrial Corp. PLC (a)	4,705,249
75,932	Hillenbrand, Inc.	3,622,716
271,760	Otis Worldwide Corp.	18,601,972
		60,799,501

	Media — 2.4%
478,763	Altice USA, Inc., Class A (a)	15,574,160
33,010	Cardlytics, Inc. (a)	3,621,197
626,867	ViacomCBS, Inc., Class B	28,271,702
		47,467,059

Shares	Description	Value
	Common Stocks (Continued)
	Metals & Mining — 0.2%
139,102	Arconic Corp. (a)	$3,531,800

	Oil, Gas & Consumable Fuels — 0.2%
392,402	Range Resources Corp. (a)	4,053,513

	Pharmaceuticals — 1.2%
238,852	Elanco Animal Health, Inc. (a)	7,034,191
170,025	Horizon Therapeutics PLC (a)	15,649,101
		22,683,292

	Professional Services — 0.9%
131,611	Jacobs Engineering Group, Inc.	17,013,354

	Real Estate Management & Development — 0.5%
156,624	Redfin Corp. (a)	10,429,592

	Road & Rail — 6.6%
207,991	Lyft, Inc., Class A (a)	13,140,871
2,115,137	Uber Technologies, Inc. (a)	115,296,118
		128,436,989

	Semiconductors & Semiconductor Equipment — 5.1%
2,050,844	Marvell Technology Group Ltd.	100,450,339

	Software — 11.8%
83,246	Bill.com Holdings, Inc. (a)	12,112,293
195,278	Cloudflare, Inc., Class A (a)	13,720,232
201,471	Crowdstrike Holdings, Inc., Class A (a)	36,770,472
165,150	DocuSign, Inc. (a)	33,434,618
314,683	Dropbox, Inc., Class A (a)	8,389,449
428,858	Dynatrace, Inc. (a)	20,688,110
325,822	McAfee Corp., Class A	7,409,192
921,812	Palantir Technologies, Inc., Class A (a) (b)	21,469,001
61,840	Smartsheet, Inc., Class A (a)	3,952,813
108,042	Sprout Social, Inc., Class A (a)	6,240,506
29,959	Trade Desk (The), Inc., Class A (a)	19,523,082
118,099	Zoom Video Communications, Inc., Class A (a)	37,944,028
58,452	Zscaler, Inc. (a)	10,034,455
		231,688,251

	Specialty Retail — 3.3%
138,004	Academy Sports & Outdoors, Inc. (a)	3,724,728
135,729	Carvana Co. (a)	35,615,290
264,050	Floor & Decor Holdings, Inc., Class A (a)	25,211,494
		64,551,512

First Trust US Equity Opportunities ETF (FPX)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals — 2.1%
474,120	Dell Technologies, Inc., Class C (a)	$41,793,678

	Textiles, Apparel & Luxury Goods — 0.6%
58,044	Kontoor Brands, Inc.	2,816,875
404,510	Levi Strauss & Co., Class A	9,671,834
		12,488,709

	Thrifts & Mortgage Finance — 1.2%
1,003,854	Rocket Cos., Inc., Class A (b)	23,178,989

	Total Common Stocks — 99.8%	1,954,369,049
	(Cost $1,486,921,714)

Principal Value	Description	Value
	Repurchase Agreements — 1.7%
$10,909,497	Bank of America Corp., 0.00% (c), dated 03/31/21, due 04/01/21, with a maturity value of $10,909,497. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 11/30/2022. The value of the collateral including accrued interest is $11,127,697. (d)	10,909,497
16,818,994	JPMorgan Chase & Co., 0.01% (c), dated 03/31/21, due 04/01/21, with a maturity value of $16,818,999. Collateralized by U.S. Treasury Securities, interest rates of 0.000% to 2.500%, due 01/15/2022 to 11/15/2050. The value of the collateral including accrued interest is $17,155,374. (d)	16,818,994
5,082,018	Mizuho Financial Group, Inc., 0.00% (c), dated 03/31/21, due 04/01/21, with a maturity value of $5,082,018. Collateralized by U.S. Treasury Securities, interest rates of 0.500% to 2.875%, due 08/15/2021 to 11/15/2029. The value of the collateral including accrued interest is $5,183,663. (d)	5,082,018

Description	Value
Total Repurchase Agreements — 1.7%	$32,810,509
(Cost $32,810,509)

Total Investments — 101.5%	1,987,179,558
(Cost $1,519,732,223) (e)
Net Other Assets and Liabilities — (1.5)%	(28,828,315)
Net Assets — 100.0%	$1,958,351,243

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $32,905,921 and the total value of the collateral held by the Fund is $32,810,509. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $479,581,157 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $12,133,822. The net unrealized appreciation was $467,447,335.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,954,369,049	$—	$—
Repurchase Agreements	—	32,810,509	—
Total Investments	$1,954,369,049	$32,810,509	$—

* See Portfolio of Investments for industry breakout.

First Trust NYSE Arca Biotechnology Index Fund (FBT)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Biotechnology — 76.9%
1,302,880	ACADIA Pharmaceuticals, Inc. (a)	$33,614,304
1,530,566	Agios Pharmaceuticals, Inc. (a)	79,038,428
446,131	Alexion Pharmaceuticals, Inc. (a)	68,217,891
3,124,863	Alkermes PLC (a)	58,372,441
420,347	Alnylam Pharmaceuticals, Inc. (a)	59,348,793
284,609	Amgen, Inc.	70,813,565
253,473	Biogen, Inc. (a)	70,909,072
842,639	BioMarin Pharmaceutical, Inc. (a)	63,627,671
1,383,151	Bluebird Bio, Inc. (a)	41,702,003
478,730	Exact Sciences Corp. (a)	63,087,039
2,946,317	Exelixis, Inc. (a)	66,557,301
1,617,164	FibroGen, Inc. (a)	56,131,762
1,103,896	Gilead Sciences, Inc.	71,344,799
3,663,431	Grifols S.A., ADR	63,340,722
772,095	Incyte Corp. (a)	62,748,161
2,546,403	Intercept Pharmaceuticals, Inc. (a)	58,770,981
1,140,868	Ionis Pharmaceuticals, Inc. (a)	51,293,425
649,006	Neurocrine Biosciences, Inc. (a)	63,115,834
134,765	Regeneron Pharmaceuticals, Inc. (a)	63,762,712
774,042	Sarepta Therapeutics, Inc. (a)	57,689,350
376,074	Seagen, Inc. (a)	52,221,636
506,459	Ultragenyx Pharmaceutical, Inc. (a)	57,665,422
404,290	United Therapeutics Corp. (a)	67,625,588
309,909	Vertex Pharmaceuticals, Inc. (a)	66,596,345
		1,467,595,245

	Life Sciences Tools & Services — 18.8%
200,931	Bio-Techne Corp.	76,741,577
255,420	Charles River Laboratories International, Inc. (a)	74,028,379
185,847	Illumina, Inc. (a)	71,376,399
372,180	IQVIA Holdings, Inc. (a)	71,882,845
1,314,070	QIAGEN N.V. (a)	63,982,068
		358,011,268

	Pharmaceuticals — 4.3%
4,116,374	Nektar Therapeutics (a)	82,327,480

	Total Investments — 100.0%	1,907,933,993
	(Cost $2,005,970,296) (b)
	Net Other Assets and Liabilities — 0.0%	424,851
	Net Assets — 100.0%	$1,908,358,844

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $256,508,977 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $354,545,280. The net unrealized depreciation was $98,036,303.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,907,933,993	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Communications Equipment — 9.4%
517,865	Arista Networks, Inc. (a)	$156,338,265
2,071,027	Ciena Corp. (a)	113,326,597
9,101,022	Cisco Systems, Inc.	470,613,848
4,515,015	CommScope Holding Co., Inc. (a)	69,350,630
4,321,550	Juniper Networks, Inc.	109,464,862
		919,094,202

	Diversified Telecommunication Services — 0.7%
5,473,386	Vonage Holdings Corp. (a)	64,695,422

	Entertainment — 4.8%
910,590	Netflix, Inc. (a)	475,018,379

	Health Care Technology — 4.0%
959,273	Teladoc Health, Inc. (a)	174,347,868
836,991	Veeva Systems, Inc., Class A (a)	218,655,529
		393,003,397

	Hotels, Restaurants & Leisure — 1.8%
1,039,303	Expedia Group, Inc. (a)	178,884,832

	Interactive Media & Services — 28.8%
230,402	Alphabet, Inc., Class A (a)	475,208,733
220,825	Alphabet, Inc., Class C (a)	456,805,220
2,671,636	Facebook, Inc., Class A (a)	786,876,951
1,532,891	Match Group, Inc. (a)	210,588,566
3,150,198	Pinterest, Inc., Class A (a)	233,209,158
4,623,164	Snap, Inc., Class A (a)	241,745,245
3,952,978	Twitter, Inc. (a)	251,527,990
249,459	Zillow Group, Inc., Class A (a)	32,773,923
1,049,406	Zillow Group, Inc., Class C (a)	136,044,994
		2,824,780,780

	Internet & Direct Marketing Retail — 15.9%
314,224	Amazon.com, Inc. (a)	972,234,194
3,875,889	eBay, Inc.	237,359,442
893,597	Etsy, Inc. (a)	180,211,707
555,802	Wayfair, Inc., Class A (a)	174,938,680
		1,564,744,023

	IT Services — 14.1%
1,498,822	Akamai Technologies, Inc. (a)	152,729,962
1,329,933	Fastly, Inc., Class A (a) (b)	89,477,892
1,753,380	GoDaddy, Inc., Class A (a)	136,097,356
843,540	Okta, Inc. (a)	185,941,522
2,120,223	PayPal Holdings, Inc. (a)	514,874,953
590,608	Snowflake, Inc., Class A (a)	135,414,602
830,619	VeriSign, Inc. (a)	165,093,833
		1,379,630,120

Shares	Description	Value
	Common Stocks (Continued)
	Software — 20.5%
3,285,013	Box, Inc., Class A (a)	$75,423,898
1,112,153	Citrix Systems, Inc.	156,101,795
4,806,566	Cloudera, Inc. (a)	58,495,908
587,491	Coupa Software, Inc. (a)	149,504,710
1,839,411	Datadog, Inc., Class A (a)	153,296,513
1,060,811	DocuSign, Inc. (a)	214,761,187
4,129,329	Dropbox, Inc., Class A (a)	110,087,911
1,714,681	fuboTV, Inc. (a) (b)	37,928,744
2,026,389	salesforce.com, Inc. (a)	429,331,037
1,592,830	Smartsheet, Inc., Class A (a)	101,813,694
983,860	Workday, Inc., Class A (a)	244,420,340
869,075	Zoom Video Communications, Inc., Class A (a)	279,225,107
		2,010,390,844

	Total Common Stocks — 100.0%	9,810,241,999
	(Cost $7,200,553,116)

	Money Market Funds — 1.1%
97,249,927	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (c) (d)	97,249,927
5,236,821	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (c)	5,236,821
	Total Money Market Funds — 1.1%	102,486,748
	(Cost $102,486,748)

	Total Investments — 101.1%	9,912,728,747
	(Cost $7,303,039,864) (e)
	Net Other Assets and Liabilities — (1.1)%	(103,442,854)
	Net Assets — 100.0%	$9,809,285,893

(a)	Non-income producing security.

First Trust Dow Jones Internet Index Fund (FDN)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $98,029,048 and the total value of the collateral held by the Fund is $97,249,927. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,770,927,208 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $161,238,325. The net unrealized appreciation was $2,609,688,883.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$9,810,241,999	$—	$—
Money Market Funds	102,486,748	—	—
Total Investments	$9,912,728,747	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 4.3%
917,778	General Dynamics Corp.	$166,631,774
404,805	Lockheed Martin Corp.	149,575,447
		316,207,221

	Air Freight & Logistics — 4.2%
1,508,489	Expeditors International of Washington, Inc.	162,449,181
884,683	United Parcel Service, Inc., Class B	150,387,263
		312,836,444

	Beverages — 5.8%
2,886,573	Coca-Cola (The) Co.	152,151,263
1,533,834	Monster Beverage Corp. (a)	139,716,939
994,243	PepsiCo, Inc.	140,635,672
		432,503,874

	Biotechnology — 1.9%
572,637	Amgen, Inc.	142,477,812

	Capital Markets — 2.0%
1,003,829	Nasdaq, Inc.	148,024,624

	Chemicals — 1.9%
949,582	PPG Industries, Inc.	142,684,191

	Communications Equipment — 2.2%
3,094,344	Cisco Systems, Inc.	160,008,528

	Electrical Equipment — 2.0%
1,181,312	AMETEK, Inc.	150,888,982

	Electronic Equipment, Instruments & Components — 3.8%
2,134,143	Amphenol Corp., Class A	140,789,414
960,940	Keysight Technologies, Inc. (a)	137,798,796
		278,588,210

	Entertainment — 3.8%
1,550,072	Activision Blizzard, Inc.	144,156,696
1,011,336	Electronic Arts, Inc.	136,904,554
		281,061,250

	Food & Staples Retailing — 3.6%
388,162	Costco Wholesale Corp.	136,819,342
971,906	Walmart, Inc.	132,013,992
		268,833,334

	Food Products — 2.0%
946,897	Hershey (The) Co.	149,761,230

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services — 2.0%
1,130,122	Quest Diagnostics, Inc.	$145,039,857

	Household Durables — 2.1%
1,161,688	Garmin Ltd.	153,168,563

	Household Products — 5.8%
1,716,856	Colgate-Palmolive Co.	135,339,758
1,070,730	Kimberly-Clark Corp.	148,885,007
1,043,007	Procter & Gamble (The) Co.	141,254,438
		425,479,203

	Industrial Conglomerates — 2.2%
849,146	3M Co.	163,613,451

	Insurance — 8.1%
1,296,827	Allstate (The) Corp.	149,005,422
676,073	Aon PLC, Class A	155,571,158
1,256,939	Marsh & McLennan Cos., Inc.	153,095,170
1,482,870	Progressive (The) Corp.	141,777,201
		599,448,951

	Interactive Media & Services — 2.3%
81,370	Alphabet, Inc., Class A (a)	167,827,252

	Internet & Direct Marketing Retail — 1.9%
45,287	Amazon.com, Inc. (a)	140,121,601

	IT Services — 6.3%
554,213	Accenture PLC, Class A	153,101,341
872,492	Automatic Data Processing, Inc.	164,438,567
697,334	Visa, Inc., Class A	147,646,528
		465,186,436

	Life Sciences Tools & Services — 1.7%
279,400	Thermo Fisher Scientific, Inc.	127,512,572

	Machinery — 4.1%
592,546	Cummins, Inc.	153,534,594
691,847	Illinois Tool Works, Inc.	153,257,948
		306,792,542

	Multiline Retail — 3.8%
664,852	Dollar General Corp.	134,712,312
721,643	Target Corp.	142,935,829
		277,648,141

	Pharmaceuticals — 5.6%
876,955	Johnson & Johnson	144,127,555
1,685,969	Merck & Co., Inc.	129,971,350
870,117	Zoetis, Inc.	137,026,025
		411,124,930

First Trust Capital Strength ETF (FTCS)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail — 3.9%
1,504,773	CSX Corp.	$145,090,213
649,012	Union Pacific Corp.	143,048,735
		288,138,948

	Semiconductors & Semiconductor Equipment — 2.1%
830,875	Texas Instruments, Inc.	157,027,066

	Software — 2.1%
661,067	Microsoft Corp.	155,859,767

	Specialty Retail — 4.2%
301,220	O’Reilly Automotive, Inc. (a)	152,793,845
892,661	Tractor Supply Co.	158,072,410
		310,866,255

	Technology Hardware, Storage & Peripherals — 2.4%
2,323,190	Seagate Technology PLC	178,304,833

	Textiles, Apparel & Luxury Goods — 1.8%
998,980	NIKE, Inc., Class B	132,754,452

	Total Investments — 99.9%	7,389,790,520
	(Cost $6,480,155,539) (b)
	Net Other Assets and Liabilities — 0.1%	7,482,191
	Net Assets — 100.0%	$7,397,272,711

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $946,632,146 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $36,997,165. The net unrealized appreciation was $909,634,981.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$7,389,790,520	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 2.7%
327,405	General Dynamics Corp.	$59,443,652
291,893	L3Harris Technologies, Inc.	59,160,873
161,629	Lockheed Martin Corp.	59,721,916
183,982	Northrop Grumman Corp.	59,543,934
751,522	Raytheon Technologies Corp.	58,070,105
		295,940,480

	Air Freight & Logistics — 1.1%
604,740	C.H. Robinson Worldwide, Inc.	57,710,338
358,911	United Parcel Service, Inc., Class B	61,011,281
		118,721,619

	Automobiles — 0.5%
374,202	Toyota Motor Corp., ADR	58,397,964

	Banks — 5.2%
628,612	Bank of Hawaii Corp.	56,254,488
654,141	Bank of Montreal	58,297,046
921,956	Bank of Nova Scotia (The)	57,668,348
574,788	Canadian Imperial Bank of Commerce	56,254,502
382,909	JPMorgan Chase & Co.	58,290,237
386,871	M&T Bank Corp.	58,653,512
337,620	PNC Financial Services Group (The), Inc.	59,221,924
624,130	Royal Bank of Canada	57,551,027
881,468	Toronto-Dominion (The) Bank	57,480,528
1,065,764	U.S. Bancorp	58,947,407
		578,619,019

	Beverages — 1.6%
1,133,459	Coca-Cola (The) Co.	59,744,624
346,929	Diageo PLC, ADR	56,969,211
419,497	PepsiCo, Inc.	59,337,851
		176,051,686

	Biotechnology — 1.0%
231,521	Amgen, Inc.	57,604,740
882,137	Gilead Sciences, Inc.	57,012,514
		114,617,254

	Building Products — 0.5%
856,654	A.O. Smith Corp.	57,918,377

	Capital Markets — 4.7%
1,278,626	Bank of New York Mellon (The) Corp.	60,466,224
79,093	BlackRock, Inc.	59,632,958
572,398	Cboe Global Markets, Inc.	56,489,959
289,978	CME Group, Inc.	59,222,207
1,928,174	Franklin Resources, Inc.	57,073,951
170,351	Goldman Sachs Group (The), Inc.	55,704,777
876,389	Houlihan Lokey, Inc.	58,288,632

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
705,652	Morgan Stanley	$54,800,934
335,574	T. Rowe Price Group, Inc.	57,584,498
		519,264,140

	Chemicals — 3.7%
207,335	Air Products and Chemicals, Inc.	58,331,629
910,197	Dow, Inc.	58,197,996
745,322	DuPont de Nemours, Inc.	57,598,484
421,025	International Flavors & Fragrances, Inc.	58,779,300
148,656	NewMarket Corp.	56,513,065
390,746	PPG Industries, Inc.	58,713,494
740,922	Sensient Technologies Corp.	57,791,916
		405,925,884

	Commercial Services & Supplies — 1.1%
598,037	Republic Services, Inc.	59,414,976
468,558	Waste Management, Inc.	60,453,353
		119,868,329

	Communications Equipment — 1.6%
1,149,242	Cisco Systems, Inc.	59,427,304
2,285,744	Juniper Networks, Inc.	57,897,896
311,267	Motorola Solutions, Inc.	58,533,759
		175,858,959

	Containers & Packaging — 1.1%
443,132	Packaging Corp. of America	59,592,391
916,259	Sonoco Products Co.	57,999,195
		117,591,586

	Diversified Telecommunication Services — 2.1%
1,927,530	AT&T, Inc.	58,346,333
1,255,845	BCE, Inc.	56,688,843
2,746,156	TELUS Corp.	54,730,889
1,021,499	Verizon Communications, Inc.	59,400,167
		229,166,232

	Electric Utilities — 10.2%
855,123	ALLETE, Inc.	57,455,714
1,122,236	Alliant Energy Corp.	60,780,302
691,214	American Electric Power Co., Inc.	58,545,826
1,208,585	Avangrid, Inc.	60,199,619
620,770	Duke Energy Corp.	59,922,928
591,793	Entergy Corp.	58,865,650
985,956	Evergy, Inc.	58,693,961
702,813	Eversource Energy	60,856,578
1,346,537	Fortis, Inc.	58,399,310
1,375,032	Hawaiian Electric Industries, Inc.	61,092,672
591,006	IDACORP, Inc.	59,082,870
822,053	MGE Energy, Inc.	58,686,364

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Electric Utilities (Continued)
806,342	NextEra Energy, Inc.	$60,967,518
1,801,957	OGE Energy Corp.	58,311,328
1,275,515	Otter Tail Corp.	58,890,527
725,026	Pinnacle West Capital Corp.	58,980,865
1,988,538	PPL Corp.	57,349,436
968,449	Southern (The) Co.	60,198,790
906,765	Xcel Energy, Inc.	60,308,940
		1,127,589,198

	Electrical Equipment — 2.1%
1,831,649	ABB Ltd., ADR	55,810,345
646,973	Emerson Electric Co.	58,369,904
313,542	Hubbell, Inc.	58,597,864
220,750	Rockwell Automation, Inc.	58,595,880
		231,373,993

	Electronic Equipment, Instruments & Components — 1.6%
1,431,208	Avnet, Inc.	59,409,444
1,410,953	Corning, Inc.	61,390,565
449,822	TE Connectivity Ltd.	58,076,519
		178,876,528

	Equity Real Estate Investment Trusts — 3.8%
255,974	American Tower Corp.	61,193,144
534,312	Camden Property Trust	58,726,232
344,314	Crown Castle International Corp.	59,266,769
574,271	Federal Realty Investment Trust	58,259,793
404,918	Mid-America Apartment Communities, Inc.	58,453,963
557,716	Prologis, Inc.	59,117,896
244,221	Public Storage	60,263,974
		415,281,771

	Food & Staples Retailing — 0.5%
436,710	Walmart, Inc.	59,318,319

	Food Products — 5.7%
1,024,388	Archer-Daniels-Midland Co.	58,390,116
1,133,017	Campbell Soup Co.	56,956,765
940,708	General Mills, Inc.	57,684,214
369,648	Hershey (The) Co.	58,463,528
1,190,661	Hormel Foods Corp.	56,889,783
640,803	Ingredion, Inc.	57,621,006
454,278	J.M. Smucker (The) Co.	57,479,795
926,541	Kellogg Co.	58,650,045
314,324	Lancaster Colony Corp.	55,119,857
658,021	McCormick & Co., Inc.	58,669,152
982,519	Mondelez International, Inc., Class A	57,506,837
		633,431,098

Shares	Description	Value
	Common Stocks (Continued)
	Gas Utilities — 3.2%
617,991	Atmos Energy Corp.	$61,088,411
502,840	Chesapeake Utilities Corp.	58,369,667
1,426,970	New Jersey Resources Corp.	56,893,294
790,675	ONE Gas, Inc.	60,810,814
798,989	Spire, Inc.	59,037,297
1,417,180	UGI Corp.	58,118,552
		354,318,035

	Health Care Equipment & Supplies — 1.0%
475,901	Abbott Laboratories	57,031,976
494,756	Medtronic PLC	58,445,526
		115,477,502

	Health Care Providers & Services — 2.1%
496,835	AmerisourceBergen Corp.	58,661,308
786,808	CVS Health Corp.	59,191,566
1,577,260	Fresenius Medical Care AG & Co. KGaA, ADR	58,169,349
459,115	Quest Diagnostics, Inc.	58,922,819
		234,945,042

	Hotels, Restaurants & Leisure — 1.1%
256,839	McDonald’s Corp.	57,567,893
537,385	Starbucks Corp.	58,720,059
		116,287,952

	Household Durables — 0.5%
453,105	Garmin Ltd.	59,741,894

	Household Products — 2.2%
305,139	Clorox (The) Co.	58,855,210
762,926	Colgate-Palmolive Co.	60,141,456
434,535	Kimberly-Clark Corp.	60,422,092
444,053	Procter & Gamble (The) Co.	60,138,098
		239,556,856

	Industrial Conglomerates — 1.1%
305,092	3M Co.	58,785,126
272,513	Honeywell International, Inc.	59,154,397
		117,939,523

	Insurance — 7.3%
1,143,555	Aflac, Inc.	58,527,145
515,026	Allstate (The) Corp.	59,176,487
473,627	Arthur J. Gallagher & Co.	59,094,441
410,697	Assurant, Inc.	58,224,514
1,144,461	Axis Capital Holdings Ltd.	56,730,932
368,078	Chubb Ltd.	58,145,281
1,286,306	CNA Financial Corp.	57,407,837
251,029	Erie Indemnity Co., Class A	55,454,816
237,037	Everest Re Group Ltd.	58,740,139

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
445,448	Hanover Insurance Group (The), Inc.	$57,667,698
859,068	Hartford Financial Services Group (The), Inc.	57,377,152
492,890	Marsh & McLennan Cos., Inc.	60,034,002
1,123,995	Sun Life Financial, Inc.	56,817,947
391,667	Travelers (The) Cos., Inc.	58,906,717
		812,305,108

	IT Services — 3.1%
722,587	Amdocs Ltd.	50,689,478
313,506	Automatic Data Processing, Inc.	59,086,476
391,667	Broadridge Financial Solutions, Inc.	59,964,218
3,031,287	Infosys Ltd., ADR	56,745,692
442,797	International Business Machines Corp.	59,007,128
598,544	Paychex, Inc.	58,669,283
		344,162,275

	Machinery — 3.2%
255,763	Caterpillar, Inc.	59,303,767
219,402	Cummins, Inc.	56,849,252
423,685	Dover Corp.	58,099,924
263,822	Illinois Tool Works, Inc.	58,441,850
467,349	Lincoln Electric Holdings, Inc.	57,455,886
262,700	Snap-on, Inc.	60,615,398
		350,766,077

	Media — 1.0%
1,025,492	Comcast Corp., Class A	55,489,372
2,162,607	Shaw Communications, Inc., Class B	56,703,556
		112,192,928

	Multiline Retail — 0.5%
307,423	Target Corp.	60,891,274

	Multi-Utilities — 6.0%
741,395	Ameren Corp.	60,319,897
1,249,335	Avista Corp.	59,655,746
886,608	Black Hills Corp.	59,198,816
988,143	CMS Energy Corp.	60,494,115
802,310	Consolidated Edison, Inc.	60,012,788
786,489	Dominion Energy, Inc.	59,741,704
452,821	DTE Energy Co.	60,288,588
921,519	NorthWestern Corp.	60,083,039
998,733	Public Service Enterprise Group, Inc.	60,133,714
451,257	Sempra Energy	59,827,653
651,274	WEC Energy Group, Inc.	60,952,734
		660,708,794

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels — 0.5%
1,593,789	Enbridge, Inc.	$58,013,920

	Personal Products — 0.5%
1,038,383	Unilever PLC, ADR	57,972,923

	Pharmaceuticals — 5.2%
1,129,031	AstraZeneca PLC, ADR	56,135,421
912,060	Bristol-Myers Squibb Co.	57,578,348
311,051	Eli Lilly and Co.	58,110,548
1,576,401	GlaxoSmithKline PLC, ADR	56,261,751
360,169	Johnson & Johnson	59,193,775
745,800	Merck & Co., Inc.	57,493,722
668,202	Novartis AG, ADR	57,117,907
813,600	Novo Nordisk A/S, ADR	54,852,912
1,605,738	Pfizer, Inc.	58,175,888
1,172,789	Sanofi, ADR	58,006,144
		572,926,416

	Professional Services — 1.1%
765,648	Robert Half International, Inc.	59,774,139
657,573	Thomson Reuters Corp.	57,583,668
		117,357,807

	Road & Rail — 1.6%
510,834	Canadian National Railway Co.	59,246,527
221,805	Norfolk Southern Corp.	59,559,079
280,248	Union Pacific Corp.	61,769,462
		180,575,068

	Semiconductors & Semiconductor Equipment — 2.1%
374,151	Analog Devices, Inc.	58,023,337
880,799	Intel Corp.	56,371,136
493,307	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	58,348,352
320,973	Texas Instruments, Inc.	60,660,687
		233,403,512

	Software — 1.6%
1,172,789	Open Text Corp.	55,953,763
871,629	Oracle Corp.	61,162,207
470,168	SAP SE, ADR	57,731,929
		174,847,899

	Specialty Retail — 0.6%
200,059	Home Depot (The), Inc.	61,068,010

	Technology Hardware, Storage & Peripherals — 0.5%
2,615,686	Canon, Inc., ADR	59,559,170

	Trading Companies & Distributors — 2.1%
1,204,804	Fastenal Co.	60,577,545

First Trust Value Line® Dividend Index Fund (FVD)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
658,695	MSC Industrial Direct Co., Inc., Class A	$59,407,702
144,626	W.W. Grainger, Inc.	57,984,902
227,147	Watsco, Inc.	59,228,581
		237,198,730

	Water Utilities — 0.5%
787,987	American States Water Co.	59,587,577

	Wireless Telecommunication Services — 0.5%
1,189,930	Rogers Communications, Inc., Class B	54,855,773

	Total Investments — 99.9%	11,060,472,501
	(Cost $9,228,707,290) (a)
	Net Other Assets and Liabilities — 0.1%	13,059,704
	Net Assets — 100.0%	$11,073,532,205

(a)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,869,819,016 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $38,053,805. The net unrealized appreciation was $1,831,765,211.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$11,060,472,501	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Dow Jones®, Dow Jones Internet Composite IndexSM and Dow Jones Select MicroCap IndexSM (“S&P Dow Jones Indexes”) are products of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and have been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such products nor do they have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indexes.

Morningstar® and Morningstar® Dividend Leaders IndexSM are registered trademarks and service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use by First Trust on behalf of the Fund. The Fund is not sponsored, endorsed, issued, sold or promoted by Morningstar and Morningstar makes no representation regarding the advisability of investing in the Fund.

IPOX® and IPOX®-100 U.S. Index are registered international trademarks and service marks of IPOX® Schuster LLC (“IPOX”) and have been licensed for use by First Trust. The Funds are not sponsored, endorsed, sold or promoted by IPOX, and IPOX makes no representation regarding the advisability of trading in such Funds.

NYSE and NYSE® Arca® Biotechnology Index (“Index”) are service/trademarks of ICE Data Indices, LLC or its affiliates (“IDI”) and have been licensed for use by First Trust in connection with the Fund. The Fund is not sponsored, endorsed, sold or promoted by IDI and IDI makes no representations or warranties regarding the advisability of investing in the Fund or as to the result to be obtained by any person from the use of the Index in connection with the trading of the Fund. IDI and its third party suppliers accept no liability in connection with the use of the Index or the Fund. See the prospectus for a full copy of the disclaimer.

NASDAQ® and The Capital Strength IndexSM are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Value Line® and Value Line® Dividend Index (“Value Line Indexes”) are trademarks or registered trademarks of Value Line, Inc. (“Value Line”) and have been licensed for use for certain purposes by First Trust. The Funds are not sponsored, endorsed, recommended, sold or promoted by Value Line and Value Line makes no representation regarding the advisability of investing in products utilizing such strategy.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 1.0%
18,984	Tesla, Inc. (a)	$12,679,983

	Beverages — 3.1%
354,744	Keurig Dr Pepper, Inc.	12,192,551
139,000	Monster Beverage Corp. (a)	12,661,510
91,942	PepsiCo, Inc.	13,005,196
		37,859,257

	Biotechnology — 8.9%
80,729	Alexion Pharmaceuticals, Inc. (a)	12,344,271
49,960	Amgen, Inc.	12,430,548
45,925	Biogen, Inc. (a)	12,847,519
189,956	Gilead Sciences, Inc.	12,276,856
154,736	Incyte Corp. (a)	12,575,395
85,355	Moderna, Inc. (a)	11,177,237
25,710	Regeneron Pharmaceuticals, Inc. (a)	12,164,429
83,384	Seagen, Inc. (a)	11,578,702
57,021	Vertex Pharmaceuticals, Inc. (a)	12,253,243
		109,648,200

	Commercial Services & Supplies — 2.0%
36,323	Cintas Corp.	12,397,403
113,483	Copart, Inc. (a)	12,325,389
		24,722,792

	Communications Equipment — 1.0%
249,970	Cisco Systems, Inc.	12,925,949

	Electric Utilities — 3.1%
146,588	American Electric Power Co., Inc.	12,416,004
285,070	Exelon Corp.	12,468,962
193,952	Xcel Energy, Inc.	12,899,747
		37,784,713

	Electronic Equipment, Instruments & Components — 1.0%
77,007	CDW Corp.	12,763,910

	Entertainment — 4.0%
134,105	Activision Blizzard, Inc.	12,471,765
95,155	Electronic Arts, Inc.	12,881,132
112,864	NetEase, Inc., ADR	11,654,337
23,944	Netflix, Inc. (a)	12,490,627
		49,497,861

	Food & Staples Retailing — 2.1%
37,581	Costco Wholesale Corp.	13,246,551
229,848	Walgreens Boots Alliance, Inc.	12,618,655
		25,865,206

	Food Products — 2.0%
311,680	Kraft Heinz (The) Co.	12,467,200

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
210,634	Mondelez International, Inc., Class A	$12,328,408
		24,795,608

	Health Care Equipment & Supplies — 4.1%
22,971	Align Technology, Inc. (a)	12,439,486
35,494	Dexcom, Inc. (a)	12,756,189
25,210	IDEXX Laboratories, Inc. (a)	12,335,505
17,278	Intuitive Surgical, Inc. (a)	12,767,405
		50,298,585

	Health Care Technology — 1.0%
169,947	Cerner Corp.	12,215,790

	Hotels, Restaurants & Leisure — 3.0%
5,293	Booking Holdings, Inc. (a)	12,331,843
80,458	Marriott International, Inc., Class A (a)	11,916,635
113,241	Starbucks Corp.	12,373,844
		36,622,322

	Interactive Media & Services — 3.7%
3,012	Alphabet, Inc., Class A (a)	6,212,310
2,989	Alphabet, Inc., Class C (a)	6,183,135
46,721	Baidu, Inc., ADR (a)	10,164,154
42,152	Facebook, Inc., Class A (a)	12,415,029
80,875	Match Group, Inc. (a)	11,110,607
		46,085,235

	Internet & Direct Marketing Retail — 5.9%
4,008	Amazon.com, Inc. (a)	12,401,073
205,739	eBay, Inc.	12,599,456
143,709	JD.com, Inc., ADR (a)	12,118,980
8,428	MercadoLibre, Inc. (a)	12,407,196
86,916	Pinduoduo, Inc., ADR (a)	11,636,314
293,137	Trip.com Group Ltd., ADR (a)	11,617,019
		72,780,038

	IT Services — 7.0%
65,866	Automatic Data Processing, Inc.	12,413,765
158,971	Cognizant Technology Solutions Corp., Class A	12,418,815
100,171	Fiserv, Inc. (a)	11,924,356
57,258	Okta, Inc. (a)	12,621,381
126,407	Paychex, Inc.	12,390,414
50,476	PayPal Holdings, Inc. (a)	12,257,592
63,416	VeriSign, Inc. (a)	12,604,564
		86,630,887

	Leisure Products — 1.0%
113,221	Peloton Interactive, Inc., Class A (a)	12,730,569

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services — 0.9%
29,488	Illumina, Inc. (a)	$11,325,161

	Machinery — 1.0%
128,722	PACCAR, Inc.	11,960,848

	Media — 3.7%
19,384	Charter Communications, Inc., Class A (a)	11,960,316
218,992	Comcast Corp., Class A	11,849,657
141,775	Fox Corp., Class A	5,119,495
149,915	Fox Corp., Class B	5,236,531
1,993,629	Sirius XM Holdings, Inc. (b)	12,141,201
		46,307,200

	Multiline Retail — 1.1%
114,729	Dollar Tree, Inc. (a)	13,131,881

	Professional Services — 1.0%
71,310	Verisk Analytics, Inc.	12,599,764

	Road & Rail — 1.0%
134,472	CSX Corp.	12,965,790

	Semiconductors & Semiconductor Equipment — 18.4%
154,578	Advanced Micro Devices, Inc. (a)	12,134,373
80,343	Analog Devices, Inc.	12,459,592
105,153	Applied Materials, Inc.	14,048,441
22,013	ASML Holding N.V.	13,589,946
26,326	Broadcom, Inc.	12,206,313
189,005	Intel Corp.	12,096,320
41,599	KLA Corp.	13,744,309
22,278	Lam Research Corp.	13,260,757
260,019	Marvell Technology Group Ltd.	12,735,730
136,165	Maxim Integrated Products, Inc.	12,441,396
81,644	Microchip Technology, Inc.	12,672,782
132,707	Micron Technology, Inc. (a)	11,706,084
23,746	NVIDIA Corp.	12,678,702
60,223	NXP Semiconductors N.V.	12,125,299
92,764	QUALCOMM, Inc.	12,299,579
69,231	Skyworks Solutions, Inc.	12,702,504
68,889	Texas Instruments, Inc.	13,019,332
99,112	Xilinx, Inc.	12,279,977
		228,201,436

	Software — 13.0%
27,647	Adobe, Inc. (a)	13,142,554
37,373	ANSYS, Inc. (a)	12,690,376
55,297	Atlassian Corp. PLC, Class A (a)	11,654,396
46,274	Autodesk, Inc. (a)	12,824,839
97,075	Cadence Design Systems, Inc. (a)	13,298,304
103,876	Check Point Software Technologies Ltd. (a)	11,630,996
59,132	DocuSign, Inc. (a)	11,971,273

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
31,772	Intuit, Inc.	$12,170,582
52,786	Microsoft Corp.	12,445,355
91,137	Splunk, Inc. (a)	12,347,241
53,117	Synopsys, Inc. (a)	13,161,330
47,941	Workday, Inc., Class A (a)	11,909,983
37,868	Zoom Video Communications, Inc., Class A (a)	12,166,610
		161,413,839

	Specialty Retail — 2.0%
25,259	O’Reilly Automotive, Inc. (a)	12,812,628
100,214	Ross Stores, Inc.	12,016,661
		24,829,289

	Technology Hardware, Storage & Peripherals — 1.0%
101,157	Apple, Inc.	12,356,328

	Textiles, Apparel & Luxury Goods — 1.0%
39,418	Lululemon Athletica, Inc. (a)	12,089,895

	Trading Companies & Distributors — 1.0%
257,936	Fastenal Co.	12,969,022

	Wireless Telecommunication Services — 1.0%
98,765	T-Mobile US, Inc. (a)	12,374,267

	Total Common Stocks — 100.0%	1,238,431,625
	(Cost $969,360,432)

	Money Market Funds — 0.9%
11,214,075	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (c) (d)	11,214,075
	(Cost $11,214,075)

	Total Investments — 100.9%	1,249,645,700
	(Cost $980,574,507) (e)
	Net Other Assets and Liabilities — (0.9)%	(11,238,446)
	Net Assets — 100.0%	$1,238,407,254

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $10,926,995 and the total value of the collateral held by the Fund is $11,214,075.

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $280,759,446 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $11,688,253. The net unrealized appreciation was $269,071,193.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$1,238,431,625	$—	$—
Money Market Funds	11,214,075	—	—
Total Investments	$1,249,645,700	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Electronic Equipment, Instruments & Components — 2.6%
516,472	CDW Corp.	$85,605,234

	Interactive Media & Services — 9.2%
20,132	Alphabet, Inc., Class A (a)	41,522,652
19,973	Alphabet, Inc., Class C (a)	41,316,747
316,985	Baidu, Inc., ADR (a)	68,960,087
281,343	Facebook, Inc., Class A (a)	82,863,954
534,528	Match Group, Inc. (a)	73,433,457
		308,096,897

	IT Services — 7.5%
1,066,207	Cognizant Technology Solutions Corp., Class A	83,292,091
382,246	Okta, Inc. (a)	84,258,486
424,989	VeriSign, Inc. (a)	84,470,813
		252,021,390

	Semiconductors & Semiconductor Equipment — 45.8%
1,032,386	Advanced Micro Devices, Inc. (a)	81,042,301
537,290	Analog Devices, Inc.	83,322,933
710,570	Applied Materials, Inc.	94,932,152
149,092	ASML Holding N.V.	92,043,437
172,045	Broadcom, Inc.	79,770,385
1,280,027	Intel Corp.	81,921,728
278,677	KLA Corp.	92,074,881
150,499	Lam Research Corp.	89,583,025
1,736,610	Marvell Technology Group Ltd.	85,059,158
913,782	Maxim Integrated Products, Inc.	83,492,261
543,923	Microchip Technology, Inc.	84,427,728
901,720	Micron Technology, Inc. (a)	79,540,721
158,845	NVIDIA Corp.	84,812,111
403,967	NXP Semiconductors N.V.	81,334,716
622,947	QUALCOMM, Inc.	82,596,543
464,298	Skyworks Solutions, Inc.	85,189,397
463,786	Texas Instruments, Inc.	87,650,916
664,220	Xilinx, Inc.	82,296,858
		1,531,091,251

	Software — 32.4%
184,868	Adobe, Inc. (a)	87,880,701
251,712	ANSYS, Inc. (a)	85,471,327
372,527	Atlassian Corp. PLC, Class A (a)	78,513,791
312,112	Autodesk, Inc. (a)	86,501,841
650,453	Cadence Design Systems, Inc. (a)	89,105,556
699,496	Check Point Software Technologies Ltd. (a)	78,322,567
396,843	DocuSign, Inc. (a)	80,340,865
214,062	Intuit, Inc.	81,998,590
354,324	Microsoft Corp.	83,538,969
604,429	Splunk, Inc. (a)	81,888,041
358,191	Synopsys, Inc. (a)	88,752,566

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
324,862	Workday, Inc., Class A (a)	$80,705,467
250,184	Zoom Video Communications, Inc., Class A (a)	80,381,617
		1,083,401,898

	Technology Hardware, Storage & Peripherals — 2.5%
680,205	Apple, Inc.	83,087,041

	Total Investments — 100.0%	3,343,303,711
	(Cost $2,477,694,268) (b)
	Net Other Assets and Liabilities — 0.0%	77,033
	Net Assets — 100.0%	$3,343,380,744

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $931,797,120 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $66,187,677. The net unrealized appreciation was $865,609,443.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$3,343,303,711	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) — 100.0%
	Automobiles — 1.7%
3,610	Tesla, Inc. (b)	$2,411,227

	Beverages — 5.1%
67,255	Keurig Dr Pepper, Inc.	2,311,554
26,349	Monster Beverage Corp. (b)	2,400,130
17,419	PepsiCo, Inc.	2,463,918
		7,175,602

	Biotechnology — 14.8%
15,307	Alexion Pharmaceuticals, Inc. (b)	2,340,593
9,467	Amgen, Inc.	2,355,484
8,711	Biogen, Inc. (b)	2,436,902
36,026	Gilead Sciences, Inc.	2,328,361
29,308	Incyte Corp. (b)	2,381,861
16,240	Moderna, Inc. (b)	2,126,628
4,877	Regeneron Pharmaceuticals, Inc. (b)	2,307,504
15,846	Seagen, Inc. (b)	2,200,376
10,815	Vertex Pharmaceuticals, Inc. (b)	2,324,035
		20,801,744

	Commercial Services & Supplies — 3.3%
6,911	Cintas Corp.	2,358,793
21,527	Copart, Inc. (b)	2,338,048
		4,696,841

	Communications Equipment — 1.7%
47,428	Cisco Systems, Inc.	2,452,502

	Electric Utilities — 5.1%
27,832	American Electric Power Co., Inc.	2,357,371
54,035	Exelon Corp.	2,363,491
36,816	Xcel Energy, Inc.	2,448,632
		7,169,494

	Entertainment — 6.7%
25,427	Activision Blizzard, Inc.	2,364,711
18,040	Electronic Arts, Inc.	2,442,075
21,341	NetEase, Inc., ADR	2,203,672
4,540	Netflix, Inc. (b)	2,368,336
		9,378,794

	Food & Staples Retailing — 3.5%
7,118	Costco Wholesale Corp.	2,508,953
43,631	Walgreens Boots Alliance, Inc.	2,395,342
		4,904,295

	Food Products — 3.4%
59,367	Kraft Heinz (The) Co.	2,374,680
39,957	Mondelez International, Inc., Class A	2,338,683
		4,713,363

Shares	Description	Value
	Common Stocks (a) (Continued)
	Health Care Equipment & Supplies — 6.8%
4,375	Align Technology, Inc. (b)	$2,369,194
6,742	Dexcom, Inc. (b)	2,423,007
4,783	IDEXX Laboratories, Inc. (b)	2,340,370
3,276	Intuitive Surgical, Inc. (b)	2,420,767
		9,553,338

	Health Care Technology — 1.7%
32,170	Cerner Corp.	2,312,380

	Hotels, Restaurants & Leisure — 4.9%
1,004	Booking Holdings, Inc. (b)	2,339,159
15,249	Marriott International, Inc., Class A (b)	2,258,529
21,439	Starbucks Corp.	2,342,640
		6,940,328

	Internet & Direct Marketing Retail — 9.8%
761	Amazon.com, Inc. (b)	2,354,595
38,995	eBay, Inc.	2,388,054
27,230	JD.com, Inc., ADR (b)	2,296,306
1,606	MercadoLibre, Inc. (b)	2,364,257
16,475	Pinduoduo, Inc., ADR (b)	2,205,673
55,671	Trip.com Group Ltd., ADR (b)	2,206,241
		13,815,126

	IT Services — 6.6%
12,483	Automatic Data Processing, Inc.	2,352,671
18,966	Fiserv, Inc. (b)	2,257,712
23,984	Paychex, Inc.	2,350,912
9,575	PayPal Holdings, Inc. (b)	2,325,193
		9,286,488

	Leisure Products — 1.7%
21,505	Peloton Interactive, Inc., Class A (b)	2,418,022

	Life Sciences Tools & Services — 1.5%
5,586	Illumina, Inc. (b)	2,145,359

	Machinery — 1.6%
24,383	PACCAR, Inc.	2,265,668

	Media — 6.3%
3,680	Charter Communications, Inc., Class A (b)	2,270,634
41,534	Comcast Corp., Class A	2,247,405
26,848	Fox Corp., Class A	969,481
28,385	Fox Corp., Class B	991,488
378,110	Sirius XM Holdings, Inc. (c)	2,302,690
		8,781,698

	Multiline Retail — 1.8%
21,716	Dollar Tree, Inc. (b)	2,485,613

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (a) (Continued)
	Professional Services — 1.7%
13,534	Verisk Analytics, Inc.	$2,391,323

	Road & Rail — 1.8%
25,489	CSX Corp.	2,457,650

	Specialty Retail — 3.4%
4,790	O’Reilly Automotive, Inc. (b)	2,429,728
18,995	Ross Stores, Inc.	2,277,690
		4,707,418

	Textiles, Apparel & Luxury Goods — 1.6%
7,465	Lululemon Athletica, Inc. (b)	2,289,590

	Trading Companies & Distributors — 1.8%
48,983	Fastenal Co.	2,462,865

	Wireless Telecommunication Services — 1.7%
18,757	T-Mobile US, Inc. (b)	2,350,065

	Total Common Stocks — 100.0%	140,366,793
	(Cost $108,445,647)

	Money Market Funds — 1.6%
2,126,869	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (d) (e)	2,126,869
103,830	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (d)	103,830
	Total Money Market Funds — 1.6%	2,230,699
	(Cost $2,230,699)

	Total Investments — 101.6%	142,597,492
	(Cost $110,676,346) (f)
	Net Other Assets and Liabilities — (1.6)%	(2,180,468)
	Net Assets — 100.0%	$140,417,024

(a)	The industry allocation is based on Standard & Poor’s Global Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification Benchmark (ICB) system, which is maintained by FTSE International Limited.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $2,072,421 and the total value of the collateral held by the Fund is $2,126,869.
(d)	Rate shown reflects yield as of March 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $33,073,362 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,152,216. The net unrealized appreciation was $31,921,146.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$140,366,793	$—	$—
Money Market Funds	2,230,699	—	—
Total Investments	$142,597,492	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Automobiles — 18.8%
5,223,042	NIO, Inc., ADR (a)	$203,594,177
380,418	Niu Technologies, ADR (a)	13,942,320
353,977	Tesla, Inc. (a)	236,431,858
1,119,265	Workhorse Group, Inc. (a) (b)	15,412,279
1,577,675	XPeng, Inc., ADR (a)	57,600,914
		526,981,548

	Chemicals — 7.2%
1,051,447	Albemarle Corp.	153,626,921
1,359,158	Livent Corp. (a)	23,540,617
471,672	Sociedad Quimica y Minera de Chile S.A., ADR (b)	25,031,633
		202,199,171

	Construction & Engineering — 0.7%
277,345	Ameresco, Inc., Class A (a)	13,487,287
211,626	Infrastructure and Energy Alternatives, Inc. (a) (b)	3,449,504
243,467	ReneSola Ltd., ADR (a) (b)	3,001,948
		19,938,739

	Electrical Equipment — 21.6%
334,553	Acuity Brands, Inc.	55,201,245
256,130	American Superconductor Corp. (a)	4,856,225
1,179,305	Array Technologies, Inc. (a)	35,166,875
2,758,775	Ballard Power Systems, Inc. (a)	67,148,583
1,337,535	Bloom Energy Corp., Class A (a)	36,180,322
818,177	CBAK Energy Technology, Inc. (a) (b)	4,172,703
396,401	EnerSys	35,993,211
116,943	Flux Power Holdings, Inc. (a) (b)	1,514,412
2,994,026	FuelCell Energy, Inc. (a)	43,143,915
245,489	LSI Industries, Inc.	2,094,021
285,645	Orion Energy Systems, Inc. (a)	1,988,089
4,530,219	Plug Power, Inc. (a)	162,363,049
1,881,246	Sunrun, Inc. (a)	113,777,758
339,542	TPI Composites, Inc. (a)	19,160,355
292,675	Vicor Corp. (a)	24,886,155
		607,646,918

	Electronic Equipment, Instruments & Components — 3.3%
375,678	Itron, Inc. (a)	33,303,855
227,861	Littelfuse, Inc.	60,255,563
		93,559,418

	Independent Power and Renewable Electricity Producers — 11.1%
1,027,915	Atlantica Sustainable Infrastructure PLC	37,652,526
442,498	Azure Power Global Ltd. (a)	12,031,521

Shares	Description	Value
	Common Stocks (Continued)
	Independent Power and Renewable Electricity Producers (Continued)
2,552,217	Brookfield Renewable Partners, L.P. (c)	$108,724,444
757,380	Clearway Energy, Inc., Class C	21,312,673
704,573	NextEra Energy Partners, L.P. (c) (d)	51,349,280
519,877	Ormat Technologies, Inc.	40,825,941
1,003,523	Sunnova Energy International, Inc. (a)	40,963,809
		312,860,194

	Machinery — 0.2%
192,877	GreenPower Motor Co., Inc. (a) (b)	4,796,851

	Mortgage Real Estate Investment Trusts — 1.4%
725,754	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	40,714,799

	Oil, Gas & Consumable Fuels — 0.9%
365,253	Renewable Energy Group, Inc. (a)	24,121,308

	Semiconductors & Semiconductor Equipment — 34.2%
355,665	Advanced Energy Industries, Inc.	38,827,948
548,277	Canadian Solar, Inc. (a)	27,210,988
1,030,925	Cree, Inc. (a)	111,473,920
541,412	Daqo New Energy Corp., ADR (a)	40,876,606
1,163,132	Enphase Energy, Inc. (a)	188,613,485
984,218	First Solar, Inc. (a)	85,922,231
365,406	JinkoSolar Holding Co., Ltd., ADR (a)	15,233,776
311,064	Maxeon Solar Technologies Ltd. (a) (b)	9,817,180
309,914	O2Micro International Ltd., ADR (a)	2,423,528
2,968,846	ON Semiconductor Corp. (a)	123,533,682
557,676	Power Integrations, Inc.	45,439,440
400,776	SolarEdge Technologies, Inc. (a)	115,199,053
1,583,819	SunPower Corp. (a) (b)	52,978,746
437,467	Universal Display Corp.	103,579,062
		961,129,645

	Specialty Retail — 0.6%
383,987	Blink Charging Co. (a) (b)	15,781,866

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value

	Total Common Stocks — 100.0%	$2,809,730,457
	(Cost $2,443,338,081)

	Rights — 0.0%
	Chemicals — 0.0%
87,505	Sociedad Quimica y Minera de Chile S.A., expiring 4/26/21 (a) (e)	271,265
	(Cost $0)

	Money Market Funds — 2.2%
61,173,451	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (f) (g)	61,173,451
	(Cost $61,173,451)

	Total Investments — 102.2%	2,871,175,173
	(Cost $2,504,511,532) (h)
	Net Other Assets and Liabilities — (2.2)%	(61,551,337)
	Net Assets — 100.0%	$2,809,623,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $64,227,816 and the total value of the collateral held by the Fund is $61,173,451. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(e)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by First Trust Advisors, L.P., the Fund’s Advisor.
(f)	Rate shown reflects yield as of March 31, 2021.
(g)	This security serves as collateral for securities on loan.
(h)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $391,320,904 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $24,657,263. The net unrealized appreciation was $366,663,641.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$2,809,730,457	$—	$—
Rights*	271,265	—	—
Money Market Funds	61,173,451	—	—
Total Investments	$2,871,175,173	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.6%
	Diversified REITs — 4.9%
6,038	Alexander & Baldwin, Inc.	$101,378
4,186	American Assets Trust, Inc.	135,794
4,945	Armada Hoffler Properties, Inc.	62,010
3,086	Broadstone Net Lease, Inc.	56,474
41,045	Colony Capital, Inc. (a)	265,972
492	CTO Realty Growth, Inc.	25,589
11,668	Empire State Realty Trust, Inc., Class A	129,865
8,918	Essential Properties Realty Trust, Inc.	203,598
2,980	Gladstone Commercial Corp.	58,289
7,554	Global Net Lease, Inc.	136,425
1,339	One Liberty Properties, Inc.	29,819
1,674	PS Business Parks, Inc.	258,767
20,005	STORE Capital Corp.	670,167
19,101	VEREIT, Inc.	737,681
7,052	Washington Real Estate Investment Trust	155,849
14,629	WP Carey, Inc.	1,035,148
		4,062,825

	Health Care REITs — 11.7%
7,998	CareTrust REIT, Inc.	186,233
1,882	Community Healthcare Trust, Inc.	86,798
19,872	Diversified Healthcare Trust	94,988
3,713	Global Medical REIT, Inc.	48,677
11,655	Healthcare Realty Trust, Inc.	353,380
18,243	Healthcare Trust of America, Inc., Class A	503,142
44,926	Healthpeak Properties, Inc.	1,425,951
3,273	LTC Properties, Inc.	136,550
48,372	Medical Properties Trust, Inc.	1,029,356
3,769	National Health Investors, Inc.	272,423
6,437	New Senior Investment Group, Inc.	40,103
19,330	Omega Healthcare Investors, Inc.	708,058
17,563	Physicians Realty Trust	310,338
17,574	Sabra Health Care REIT, Inc.	305,085
1,068	Universal Health Realty Income Trust	72,389
31,247	Ventas, Inc.	1,666,715
34,810	Welltower, Inc.	2,493,440
		9,733,626

	Hotel & Resort REITs — 4.2%
17,313	Apple Hospitality REIT, Inc.	252,250
3,921	Chatham Lodging Trust (a)	51,600
3,250	CorePoint Lodging, Inc. (a)	29,348
17,520	DiamondRock Hospitality Co. (a)	180,456
3,045	Hersha Hospitality Trust (a)	32,125
58,827	Host Hotels & Resorts, Inc. (a)	991,235
19,714	Park Hotels & Resorts, Inc. (a)	425,428
10,952	Pebblebrook Hotel Trust	266,024
13,759	RLJ Lodging Trust	212,989
4,585	Ryman Hospitality Properties, Inc. (a)	355,383
13,746	Service Properties Trust	163,028

Shares	Description	Value
	Common Stocks (Continued)
	Hotel & Resort REITs (Continued)
8,816	Summit Hotel Properties, Inc. (a)	$89,571
17,980	Sunstone Hotel Investors, Inc. (a)	224,031
9,490	Xenia Hotels & Resorts, Inc. (a)	185,055
		3,458,523

	Industrial REITs — 14.3%
21,047	Americold Realty Trust	809,678
31,172	Duke Realty Corp.	1,307,042
3,308	EastGroup Properties, Inc.	473,970
10,769	First Industrial Realty Trust, Inc.	493,113
5,446	Industrial Logistics Properties Trust	125,966
1,995	Innovative Industrial Properties, Inc.	359,419
23,148	Lexington Realty Trust	257,174
8,198	Monmouth Real Estate Investment Corp.	145,023
2,345	Plymouth Industrial REIT, Inc.	39,513
61,674	Prologis, Inc.	6,537,444
10,961	Rexford Industrial Realty, Inc.	552,435
13,210	STAG Industrial, Inc.	443,988
5,725	Terreno Realty Corp.	330,733
		11,875,498

	Office REITs — 9.7%
10,602	Alexandria Real Estate Equities, Inc.	1,741,909
11,825	Boston Properties, Inc.	1,197,399
14,231	Brandywine Realty Trust	183,722
940	CIM Commercial Trust Corp.	12,117
3,619	City Office REIT, Inc.	38,434
9,580	Columbia Property Trust, Inc.	163,818
9,356	Corporate Office Properties Trust	246,343
12,390	Cousins Properties, Inc.	437,986
13,756	Douglas Emmett, Inc.	431,938
6,850	Easterly Government Properties, Inc.	142,001
10,145	Equity Commonwealth	282,031
8,056	Franklin Street Properties Corp.	43,905
8,667	Highwoods Properties, Inc.	372,161
12,590	Hudson Pacific Properties, Inc.	341,567
9,219	JBG SMITH Properties	293,072
8,832	Kilroy Realty Corp.	579,644
7,188	Mack-Cali Realty Corp.	111,270
4,030	Office Properties Income Trust	110,906
13,881	Paramount Group, Inc.	140,615
10,338	Piedmont Office Realty Trust, Inc., Class A	179,571
5,784	SL Green Realty Corp.	404,822
13,086	Vornado Realty Trust	593,974
		8,049,205

	Residential REITs — 18.2%
11,479	American Campus Communities, Inc.	495,549
22,410	American Homes 4 Rent, Class A	747,150
12,415	Apartment Income REIT Corp.	530,865
12,415	Apartment Investment and Management Co., Class A	76,228
11,637	AvalonBay Communities, Inc.	2,147,143

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Residential REITs (Continued)
1,910	Bluerock Residential Growth REIT, Inc.	$19,310
931	BRT Apartments Corp.	15,678
8,137	Camden Property Trust	894,338
1,082	Centerspace	73,576
1,245	Clipper Realty, Inc.	9,860
14,140	Equity LifeStyle Properties, Inc.	899,870
28,594	Equity Residential	2,048,188
5,421	Essex Property Trust, Inc.	1,473,645
8,495	Independence Realty Trust, Inc.	129,124
47,306	Invitation Homes, Inc.	1,513,319
9,540	Mid-America Apartment Communities, Inc.	1,377,194
1,882	NexPoint Residential Trust, Inc.	86,741
4,170	Preferred Apartment Communities, Inc., Class A	41,075
9,309	Sun Communities, Inc.	1,396,722
24,755	UDR, Inc.	1,085,754
3,235	UMH Properties, Inc.	62,015
		15,123,344

	Retail REITs — 13.2%
7,196	Acadia Realty Trust	136,508
5,293	Agree Realty Corp.	356,272
179	Alexander’s, Inc.	49,637
9,077	American Finance Trust, Inc.	89,136
24,750	Brixmor Property Group, Inc.	500,692
5,753	Federal Realty Investment Trust	583,642
3,065	Getty Realty Corp.	86,801
36,066	Kimco Realty Corp.	676,237
7,030	Kite Realty Group Trust	135,609
9,681	Macerich (The) Co.	113,268
14,618	National Retail Properties, Inc.	644,215
1,190	NETSTREIT Corp.	22,003
31,141	Realty Income Corp.	1,977,453
13,172	Regency Centers Corp.	746,984
9,852	Retail Opportunity Investments Corp.	156,351
17,899	Retail Properties of America, Inc., Class A	187,582
1,356	Retail Value, Inc.	25,371
6,774	RPT Realty	77,291
1,078	Saul Centers, Inc.	43,239
2,997	Seritage Growth Properties, Class A (a)	54,995
27,397	Simon Property Group, Inc.	3,116,957
13,908	SITE Centers Corp.	188,592
9,579	Spirit Realty Capital, Inc.	407,107
7,804	Tanger Factory Outlet Centers, Inc.	118,075
9,174	Urban Edge Properties	151,554
2,510	Urstadt Biddle Properties, Inc., Class A	41,792
1,740	Washington Prime Group, Inc. (a)	3,880
10,015	Weingarten Realty Investors	269,504

Shares	Description	Value
	Common Stocks (Continued)
	Retail REITs (Continued)
3,330	Whitestone REIT	$32,301
		10,993,048

	Specialized REITs — 23.4%
3,567	CoreSite Realty Corp.	427,505
16,655	CubeSmart	630,059
10,046	CyrusOne, Inc.	680,315
23,445	Digital Realty Trust, Inc.	3,301,994
6,236	EPR Properties	290,535
7,447	Equinix, Inc.	5,060,907
11,012	Extra Space Storage, Inc.	1,459,641
2,200	Farmland Partners, Inc.	24,662
6,348	Four Corners Property Trust, Inc.	173,935
18,249	Gaming and Leisure Properties, Inc.	774,305
10,117	GEO Group (The), Inc.	78,508
1,985	Gladstone Land Corp.	36,325
24,054	Iron Mountain, Inc.	890,239
6,294	Life Storage, Inc.	540,969
5,356	National Storage Affiliates Trust	213,865
12,682	Public Storage	3,129,410
5,381	QTS Realty Trust, Inc., Class A	333,837
1,199	Safehold, Inc.	84,050
44,758	VICI Properties, Inc.	1,263,966
		19,395,027

	Total Common Stocks — 99.6%	82,691,096
	(Cost $91,981,824)

	Money Market Funds — 0.1%
109,520	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 0.01% (b)	109,520
	(Cost $109,520)

	Total Investments — 99.7%	82,800,616
	(Cost $92,091,344) (c)
	Net Other Assets and Liabilities — 0.3%	249,527
	Net Assets — 100.0%	$83,050,143

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,895,835 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $14,186,563. The net unrealized depreciation was $9,290,728.

First Trust S&P REIT Index Fund (FRI)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$82,691,096	$—	$—
Money Market Funds	109,520	—	—
Total Investments	$82,800,616	$—	$—

* See Portfolio of Investments for Subindustry breakout.

First Trust Water ETF (FIW)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Beverages — 2.2%
1,113,050	Primo Water Corp.	$18,098,193

	Building Products — 7.0%
468,832	A.O. Smith Corp.	31,697,732
252,996	Advanced Drainage Systems, Inc.	26,157,256
		57,854,988

	Chemicals — 3.9%
151,944	Ecolab, Inc.	32,526,652

	Commercial Services & Supplies — 4.6%
203,374	Montrose Environmental Group, Inc. (a)	10,207,341
201,161	Tetra Tech, Inc.	27,301,571
		37,508,912

	Construction & Engineering — 6.7%
480,819	AECOM (a)	30,825,306
100,867	Valmont Industries, Inc.	23,973,060
		54,798,366

	Electronic Equipment, Instruments & Components — 3.8%
146,472	Badger Meter, Inc.	13,632,149
203,499	Itron, Inc. (a)	18,040,186
		31,672,335

	Health Care Equipment & Supplies — 7.6%
144,812	Danaher Corp.	32,594,285
61,155	IDEXX Laboratories, Inc. (a)	29,923,753
		62,518,038

	Industrial Conglomerates — 4.1%
84,240	Roper Technologies, Inc.	33,977,362

	Life Sciences Tools & Services — 4.0%
260,596	Agilent Technologies, Inc.	33,132,175

	Machinery — 34.3%
564,825	Energy Recovery, Inc. (a)	10,358,890
647,881	Evoqua Water Technologies Corp. (a)	17,039,270
644,816	Flowserve Corp.	25,025,309
317,855	Franklin Electric Co., Inc.	25,091,474
310,751	Gorman-Rupp (The) Co.	10,288,966
162,991	IDEX Corp.	34,117,276
99,253	Lindsay Corp.	16,537,535
391,375	Mueller Industries, Inc.	16,183,356
1,233,940	Mueller Water Products, Inc., Class A	17,139,427
568,764	Pentair PLC	35,445,372
530,773	Rexnord Corp.	24,994,100

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
139,412	Watts Water Technologies, Inc., Class A	$16,563,540
319,516	Xylem, Inc.	33,606,693
		282,391,208

	Multi-Utilities — 3.5%
1,800,426	Algonquin Power & Utilities Corp.	28,518,748

	Water Utilities — 18.3%
217,734	American States Water Co.	16,465,045
224,211	American Water Works Co., Inc.	33,613,713
289,454	California Water Service Group	16,307,839
1,506,201	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	11,040,453
756,323	Essential Utilities, Inc.	33,845,454
144,763	Middlesex Water Co.	11,439,172
253,757	SJW Group	15,984,155
238,906	York Water (The) Co.	11,699,227
		150,395,058

	Total Common Stocks — 100.0%	823,392,035
	(Cost $618,416,311)

	Money Market Funds — 0.0%
235,322	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (b)	235,322
	(Cost $235,322)

	Total Investments — 100.0%	823,627,357
	(Cost $618,651,633) (c)
	Net Other Assets and Liabilities — 0.0%	111,462
	Net Assets — 100.0%	$823,738,819

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $206,930,868 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,955,144. The net unrealized appreciation was $204,975,724.

ADR	-	American Depositary Receipt

First Trust Water ETF (FIW)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$823,392,035	$—	$—
Money Market Funds	235,322	—	—
Total Investments	$823,627,357	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Oil, Gas & Consumable Fuels — 100.0%
650,855	Antero Resources Corp. (a)	$6,638,721
371,114	APA Corp.	6,642,941
18,346	Bonanza Creek Energy, Inc. (a)	655,503
379,752	Cabot Oil & Gas Corp.	7,131,742
137,451	Callon Petroleum Co. (a) (b)	5,298,736
591,686	Centennial Resource Development, Inc., Class A (a)	2,485,081
106,062	Cimarex Energy Co.	6,299,022
394,848	CNX Resources Corp. (a)	5,804,266
256,465	Comstock Resources, Inc. (a)	1,420,816
156,480	ConocoPhillips	8,288,746
180,424	Contango Oil & Gas Co. (a)	703,654
372,295	DCP Midstream, L.P. (c)	8,063,910
377,830	Devon Energy Corp.	8,255,585
109,916	Diamondback Energy, Inc.	8,077,727
423,595	Enerplus Corp.	2,122,211
126,058	EOG Resources, Inc.	9,142,987
378,660	EQT Corp. (a)	7,035,503
120,678	Hess Corp.	8,539,175
74,337	Hess Midstream, L.P., Class A (c)	1,666,635
35,946	Laredo Petroleum, Inc. (a)	1,080,537
242,855	Magnolia Oil & Gas Corp., Class A (a)	2,787,975
733,189	Marathon Oil Corp.	7,830,458
196,285	Matador Resources Co.	4,602,883
322,838	Murphy Oil Corp.	5,297,772
248,364	Noble Midstream Partners, L.P. (c)	3,601,278
305,839	Occidental Petroleum Corp.	8,141,434
279,300	Ovintiv, Inc.	6,652,926
125,703	PDC Energy, Inc. (a)	4,324,183
54,780	Pioneer Natural Resources Co.	8,700,160
486,114	Range Resources Corp. (a)	5,021,558
274,709	SM Energy Co.	4,496,986
1,374,026	Southwestern Energy Co. (a)	6,389,221
853,063	Tellurian, Inc. (a) (b)	1,996,167
279,382	Vermilion Energy, Inc. (b)	2,033,901
89,023	W&T Offshore, Inc. (a)	319,593
489,380	Western Midstream Partners, L.P. (c)	9,097,574
93,927	Whiting Petroleum Corp. (a)	3,329,712
	Total Common Stocks — 100.0%	189,977,279
	(Cost $134,308,439)

	Money Market Funds — 3.3%
6,140,609	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (d) (e)	6,140,609

Shares	Description	Value
	Money Market Funds (Continued)
188,895	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (d)	$188,895
	Total Money Market Funds — 3.3%	6,329,504
	(Cost $6,329,504)

	Total Investments — 103.3%	196,306,783
	(Cost $140,637,943) (f)
	Net Other Assets and Liabilities — (3.3)%	(6,244,654)
	Net Assets — 100.0%	$190,062,129

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $6,244,547 and the total value of the collateral held by the Fund is $6,140,609. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)	Rate shown reflects yield as of March 31, 2021.
(e)	This security serves as collateral for securities on loan.
(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $56,737,434 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $1,068,594. The net unrealized appreciation was $55,668,840.

First Trust Natural Gas ETF (FCG)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$189,977,279	$—	$—
Money Market Funds	6,329,504	—	—
Total Investments	$196,306,783	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Chindia ETF (FNI)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.1%
	Air Freight & Logistics — 0.6%
64,496	ZTO Express Cayman, Inc., ADR	$1,880,058

	Automobiles — 9.0%
209,718	NIO, Inc., ADR (a)	8,174,808
887,517	Tata Motors Ltd., ADR (a)	18,451,478
		26,626,286

	Banks — 14.9%
268,765	HDFC Bank Ltd., ADR (a)	20,880,353
1,442,041	ICICI Bank Ltd., ADR (a)	23,115,917
		43,996,270

	Biotechnology — 1.6%
7,122	BeiGene Ltd., ADR (a)	2,479,026
16,440	Zai Lab Ltd., ADR (a)	2,193,589
		4,672,615

	Capital Markets — 2.2%
41,299	Futu Holdings Ltd., ADR (a) (b)	6,559,107

	Diversified Consumer Services — 3.2%
28,330	GSX Techedu, Inc., ADR (a) (b)	959,820
321,420	New Oriental Education & Technology Group, Inc., ADR (a)	4,499,880
75,629	TAL Education Group, ADR (a)	4,072,622
		9,532,322

	Entertainment — 8.0%
28,976	Bilibili, Inc., ADR (a)	3,102,171
137,358	DouYu International Holdings Ltd., ADR (a)	1,429,897
855,093	Eros STX Global Corp. (a) (b)	1,547,718
88,031	HUYA, Inc., ADR (a) (b)	1,714,844
81,453	iQIYI, Inc., ADR (a)	1,353,749
117,259	NetEase, Inc., ADR	12,108,164
108,672	Tencent Music Entertainment Group, ADR (a)	2,226,689
		23,483,232

	Hotels, Restaurants & Leisure — 5.5%
36,587	Huazhu Group Ltd., ADR (a)	2,008,626
213,564	MakeMyTrip Ltd. (a)	6,744,351
100,458	Melco Resorts & Entertainment Ltd., ADR (a)	2,000,119
93,978	Yum China Holdings, Inc.	5,564,438
		16,317,534

	Insurance — 0.6%
161,896	China Life Insurance Co., Ltd., ADR (b)	1,685,337

	Interactive Media & Services — 8.3%
19,290	Autohome, Inc., ADR	1,799,179

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services (Continued)
76,242	Baidu, Inc., ADR (a)	$16,586,447
20,448	JOYY, Inc., ADR	1,916,591
126,657	Momo, Inc., ADR	1,866,924
43,109	Weibo Corp., ADR (a)	2,175,280
		24,344,421

	Internet & Direct Marketing Retail — 19.2%
59,413	Alibaba Group Holding Ltd., ADR (a)	13,470,710
49,016	Baozun, Inc., ADR (a)	1,869,470
31,428	Dada Nexus Ltd., ADR (a)	852,956
217,276	JD.com, Inc., ADR (a)	18,322,885
133,599	Pinduoduo, Inc., ADR (a)	17,886,234
54,224	Trip.com Group Ltd., ADR (a)	2,148,897
71,314	Vipshop Holdings Ltd., ADR (a)	2,129,436
		56,680,588

	IT Services — 15.2%
20,232	GDS Holdings Ltd., ADR (a)	1,640,613
1,218,440	Infosys Ltd., ADR	22,809,197
45,275	Kingsoft Cloud Holdings Ltd., ADR (a)	1,780,213
2,057,660	Wipro Ltd., ADR	13,045,564
75,252	WNS (Holdings) Ltd., ADR (a)	5,451,255
		44,726,842

	Metals & Mining — 3.4%
807,692	Vedanta Ltd., ADR	10,152,689

	Oil, Gas & Consumable Fuels — 0.7%
40,403	China Petroleum & Chemical Corp., ADR (b)	2,130,450

	Pharmaceuticals — 3.4%
161,564	Dr. Reddy’s Laboratories Ltd., ADR (b)	9,918,414

	Professional Services — 0.5%
25,834	51job, Inc., ADR (a)	1,617,208

	Semiconductors & Semiconductor Equipment — 1.5%
42,337	Daqo New Energy Corp., ADR (a)	3,196,443
26,382	JinkoSolar Holding Co., Ltd., ADR (a) (b)	1,099,866
		4,296,309

	Software — 1.3%
47,367	Agora, Inc., ADR (a) (b)	2,381,139
90,075	OneConnect Financial Technology Co., Ltd., ADR (a) (b)	1,331,309
		3,712,448

First Trust Chindia ETF (FNI)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Description	Value

Total Common Stocks — 99.1%	$292,332,130
(Cost $218,497,180)

Principal Value	Description	Value
	Repurchase Agreements — 3.0%
$2,898,719	Bank of America Corp., 0.00% (c), dated 03/31/21, due 04/01/21, with a maturity value of $2,898,719. Collateralized by U.S. Treasury Note, interest rate of 2.000%, due 11/30/2022. The value of the collateral including accrued interest is $2,956,696. (d)	2,898,719
3,797,438	JPMorgan Chase & Co., 0.01% (c), dated 03/31/21, due 04/01/21, with a maturity value of $3,797,439. Collateralized by U.S. Treasury Securities, interest rate of 0.000% to 2.500%, due 01/15/2022 to 11/15/2050. The value of the collateral including accrued interest is $3,873,387. (d)	3,797,438
2,021,793	Mizuho Financial Group, Inc., 0.00% (c), dated 03/31/21, due 04/01/21, with a maturity value of $2,021,793. Collateralized by U.S. Treasury Securities, interest rate of 0.500% to 2.875%, due 08/15/2021 to 11/15/2029. The value of the collateral including accrued interest is $2,062,231. (d)	2,021,793
	Total Repurchase Agreements — 3.0%	8,717,950
	(Cost $8,717,950)

	Total Investments — 102.1%	301,050,080
	(Cost $227,215,130) (e)
	Net Other Assets and Liabilities — (2.1)%	(5,997,282)
	Net Assets — 100.0%	$295,052,798

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $8,817,974 and the total value of the collateral held by the Fund is $8,717,950. The collateral requirements are determined at the beginning of each business day based on the market value of the loaned securities from the end of the prior day. On March 31, 2021, there was sufficient collateral based on the end of day market value from the prior business day; however, as a result of market movement from March 30 to March 31, the value of the related securities loaned was above the collateral value received.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	This security serves as collateral for securities on loan.
(e)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $79,983,948 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,148,998. The net unrealized appreciation was $73,834,950.

ADR	-	American Depositary Receipt

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$292,332,130	$—	$—
Repurchase Agreements	—	8,717,950	—
Total Investments	$292,332,130	$8,717,950	$—

* See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Banks — 90.0%
12,313	1st Source Corp.	$585,853
9,950	Allegiance Bancshares, Inc.	403,373
9,150	Altabancorp	384,666
15,108	Amalgamated Financial Corp.	250,642
33,879	Ameris Bancorp	1,778,986
7,538	Arrow Financial Corp.	251,091
10,112	Atlantic Capital Bancshares, Inc. (a)	243,699
38,345	Atlantic Union Bankshares Corp.	1,470,914
15,935	BancFirst Corp.	1,126,445
28,025	Bancorp (The), Inc. (a)	580,678
3,761	Bank First Corp.	282,037
6,625	Bank of Marin Bancorp	259,435
62,920	Bank OZK	2,570,282
17,108	Banner Corp.	912,370
33,859	BOK Financial Corp.	3,024,286
40,027	Boston Private Financial Holdings, Inc.	533,160
38,051	Brookline Bancorp, Inc.	570,765
9,712	Bryn Mawr Bank Corp.	441,993
10,058	Business First Bancshares, Inc.	240,688
3,372	Cambridge Bancorp	284,327
7,259	Camden National Corp.	347,416
12,840	Carter Bankshares, Inc. (a)	179,246
38,765	Cathay General Bancorp	1,580,837
11,968	CBTX, Inc.	367,657
1,779	Century Bancorp, Inc., Class A	165,998
7,733	Citizens & Northern Corp.	183,891
7,656	City Holding Co.	626,108
7,744	Civista Bancshares, Inc.	177,647
8,192	CNB Financial Corp.	201,605
34,859	Columbia Banking System, Inc.	1,502,074
56,974	Commerce Bancshares, Inc.	4,364,778
8,675	Community Trust Bancorp, Inc.	381,960
19,351	ConnectOne Bancorp, Inc.	490,548
25,132	CrossFirst Bankshares, Inc. (a)	346,570
65,941	CVB Financial Corp.	1,456,637
19,948	Dime Community Bancshares, Inc.	601,233
15,687	Eagle Bancorp, Inc.	834,705
15,194	Enterprise Financial Services Corp.	751,191
7,228	Equity Bancshares, Inc., Class A (a)	198,047
13,752	Farmers National Banc Corp.	229,658
7,806	Financial Institutions, Inc.	236,444
13,866	First Bancorp	603,171
10,417	First Bancshares (The), Inc.	381,366
26,475	First Busey Corp.	679,084
4,287	First Citizens BancShares, Inc., Class A	3,582,946
8,621	First Community Bankshares, Inc.	258,544
47,385	First Financial Bancorp	1,137,240
69,221	First Financial Bankshares, Inc.	3,234,697
6,673	First Financial Corp.	300,352
21,737	First Foundation, Inc.	509,950
63,711	First Hawaiian, Inc.	1,743,770
4,769	First Internet Bancorp	168,012

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
20,021	First Interstate BancSystem, Inc., Class A	$921,767
26,403	First Merchants Corp.	1,227,740
8,145	First Mid Bancshares, Inc.	357,810
55,622	First Midwest Bancorp, Inc.	1,218,678
11,624	First of Long Island (The) Corp.	247,010
13,732	Flushing Financial Corp.	291,530
78,956	Fulton Financial Corp.	1,344,621
12,896	German American Bancorp, Inc.	596,053
46,432	Glacier Bancorp, Inc.	2,650,339
6,737	Great Southern Bancorp, Inc.	381,786
5,873	Guaranty Bancshares, Inc.	215,833
42,051	Hancock Whitney Corp.	1,766,563
14,949	Hanmi Financial Corp.	294,944
28,391	HarborOne Bancorp, Inc.	382,427
13,361	HBT Financial, Inc.	228,740
20,485	Heartland Financial USA, Inc.	1,029,576
29,156	Heritage Commerce Corp.	356,286
17,477	Heritage Financial Corp.	493,550
80,489	Home BancShares, Inc.	2,177,227
8,120	HomeTrust Bancshares, Inc.	197,722
59,982	Hope Bancorp, Inc.	903,329
21,372	Horizon Bancorp, Inc.	397,092
16,068	Independent Bank Corp.	1,352,765
10,650	Independent Bank Corp./MI	251,766
20,993	Independent Bank Group, Inc.	1,516,534
30,802	International Bancshares Corp.	1,429,829
121,619	Investors Bancorp, Inc.	1,786,583
24,560	Lakeland Bancorp, Inc.	428,081
12,308	Lakeland Financial Corp.	851,591
20,364	Live Oak Bancshares, Inc.	1,394,730
16,641	Macatawa Bank Corp.	165,578
7,901	Mercantile Bank Corp.	256,545
10,840	Midland States Bancorp, Inc.	300,702
7,833	MidWestOne Financial Group, Inc.	242,588
5,738	MVB Financial Corp.	193,944
21,230	NBT Bancorp, Inc.	847,077
4,857	Nicolet Bankshares, Inc. (a)	405,365
29,382	OceanFirst Financial Corp.	703,405
80,622	Old National Bancorp	1,559,229
14,285	Old Second Bancorp, Inc.	188,705
11,438	Origin Bancorp, Inc.	485,086
45,885	Pacific Premier Bancorp, Inc.	1,993,244
56,841	PacWest Bancorp	2,168,484
9,215	Peapack-Gladstone Financial Corp.	284,559
9,597	Peoples Bancorp, Inc.	318,332
36,980	Pinnacle Financial Partners, Inc.	3,278,647
7,267	Preferred Bank	462,763
11,858	Primis Financial Corp.	172,415
7,686	QCR Holdings, Inc.	362,933
9,521	RBB Bancorp	192,991
3,565	Red River Bancshares, Inc.	199,676
7,931	Reliant Bancorp, Inc.	227,778
27,367	Renasant Corp.	1,132,446

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
9,083	Republic Bancorp, Inc., Class A	$402,286
19,129	S&T Bancorp, Inc.	640,822
22,918	Sandy Spring Bancorp, Inc.	995,329
26,847	Seacoast Banking Corp. of Florida (a)	972,935
26,320	ServisFirst Bancshares, Inc.	1,614,206
7,475	Sierra Bancorp	200,330
52,599	Simmons First National Corp., Class A	1,560,612
34,567	South State Corp.	2,713,855
3,765	Southern First Bancshares, Inc. (a)	176,503
15,940	Southside Bancshares, Inc.	613,849
8,415	Spirit of Texas Bancshares, Inc.	187,739
11,062	Stock Yards Bancorp, Inc.	564,826
24,562	Texas Capital Bancshares, Inc. (a)	1,741,937
35,357	TowneBank	1,074,853
14,486	TriCo Bancshares	686,202
16,087	TriState Capital Holdings, Inc. (a)	370,966
12,106	Triumph Bancorp, Inc. (a)	936,883
30,858	Trustmark Corp.	1,038,680
23,373	UMB Financial Corp.	2,158,029
107,170	Umpqua Holdings Corp.	1,880,834
63,148	United Bankshares, Inc.	2,436,250
42,209	United Community Banks, Inc.	1,440,171
14,266	Univest Financial Corp.	407,865
197,385	Valley National Bancorp	2,712,070
24,051	Veritex Holdings, Inc.	786,949
8,401	Washington Trust Bancorp, Inc.	433,744
32,731	WesBanco, Inc.	1,180,280
8,015	West BanCorp, Inc.	193,081
13,045	Westamerica Bancorporation	818,965
27,685	Wintrust Financial Corp.	2,098,523
		119,893,640

	IT Services — 0.3%
7,004	Cass Information Systems, Inc.	324,075

	Thrifts & Mortgage Finance — 9.7%
13,764	Bridgewater Bancshares, Inc. (a)	222,289
67,549	Capitol Federal Financial, Inc.	894,686
54,821	Columbia Financial, Inc. (a)	958,271
1,039	Hingham Institution for Savings	294,827
10,603	HomeStreet, Inc.	467,274
40,974	Kearny Financial Corp.	494,966
13,990	Merchants Bancorp	586,741
25,506	Meridian Bancorp, Inc.	469,821
15,693	Meta Financial Group, Inc.	711,050
25,852	Northfield Bancorp, Inc.	411,564
61,776	Northwest Bancshares, Inc.	892,663
7,805	PCSB Financial Corp.	129,641
18,147	Premier Financial Corp.	603,569
136,539	TFS Financial Corp.	2,781,299
46,926	TrustCo Bank Corp. NY	345,845

Shares	Description	Value
	Common Stocks (Continued)
	Thrifts & Mortgage Finance (Continued)
36,931	Washington Federal, Inc.	$1,137,475
12,243	Waterstone Financial, Inc.	250,002
24,527	WSFS Financial Corp.	1,221,199
		12,873,182

	Total Investments — 100.0%	133,090,897
	(Cost $122,972,361) (b)
	Net Other Assets and Liabilities — 0.0%	60,722
	Net Assets — 100.0%	$133,151,619

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $13,502,027 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $3,383,491. The net unrealized appreciation was $10,118,536.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$133,090,897	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq®, NASDAQ-100®, NASDAQ-100 Index®, Clean Edge®, OMX®, NASDAQ OMX®, NASDAQ-100 Equal Weighted IndexSM, NASDAQ-100 Ex-Tech Sector IndexSM, ISE ChIndia IndexTM, ISE Clean Edge Water Index, ISE-Revere Natural GasTM Index, NASDAQ OMX® ABA Community Bank Index and NASDAQ-100 Technology Sector IndexSM (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.

S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 99.9%
	Aerospace & Defense — 1.1%
21	AeroVironment, Inc. (a)	$2,437
133	Axon Enterprise, Inc. (a)	18,942
68	BWX Technologies, Inc.	4,484
47	Curtiss-Wright Corp.	5,574
366	General Dynamics Corp.	66,451
31	HEICO Corp.	3,900
75	Hexcel Corp. (a)	4,200
286	Howmet Aerospace, Inc. (a)	9,189
120	Huntington Ingalls Industries, Inc.	24,702
132	Kratos Defense & Security Solutions, Inc. (a)	3,601
38	Lockheed Martin Corp.	14,041
188	Maxar Technologies, Inc.	7,110
93	Mercury Systems, Inc. (a)	6,570
45	Northrop Grumman Corp.	14,564
21	Teledyne Technologies, Inc. (a)	8,687
253	Textron, Inc.	14,188
		208,640

	Air Freight & Logistics — 0.5%
174	Air Transport Services Group, Inc. (a)	5,091
87	C.H. Robinson Worldwide, Inc.	8,303
129	Expeditors International of Washington, Inc.	13,892
105	FedEx Corp.	29,824
47	Forward Air Corp.	4,174
127	Hub Group, Inc., Class A (a)	8,545
171	XPO Logistics, Inc. (a)	21,084
		90,913

	Airlines — 0.1%
78	Alaska Air Group, Inc. (a)	5,398
225	SkyWest, Inc. (a)	12,258
		17,656

	Auto Components — 0.7%
418	Aptiv PLC (a)	57,642
224	Cooper Tire & Rubber Co.	12,540
186	Dana, Inc.	4,525
21	Dorman Products, Inc. (a)	2,155
17	Fox Factory Holding Corp. (a)	2,160
361	Gentex Corp.	12,877
14	LCI Industries	1,852
51	Lear Corp.	9,244
27	Patrick Industries, Inc.	2,295
179	Standard Motor Products, Inc.	7,443
171	Tenneco, Inc., Class A (a)	1,833
176	XPEL, Inc. (a) (c)	9,140
		123,706

	Automobiles — 1.4%
6,191	Ford Motor Co. (a)	75,840
1,307	General Motors Co. (a)	75,100
222	Harley-Davidson, Inc.	8,902

Shares	Description	Value
	Common Stocks (Continued)
	Automobiles (Continued)
96	Tesla, Inc. (a)	$64,121
219	Thor Industries, Inc.	29,508
30	Winnebago Industries, Inc.	2,302
		255,773

	Banks — 7.2%
135	1st Source Corp.	6,423
191	Ameris Bancorp	10,029
532	Associated Banc-Corp.	11,353
165	Atlantic Union Bankshares Corp.	6,329
31	BancFirst Corp.	2,191
198	BancorpSouth Bank	6,431
898	Bank of America Corp.	34,744
24	Bank of Hawaii Corp.	2,148
174	Bank OZK	7,108
156	BankUnited, Inc.	6,856
117	Banner Corp.	6,240
238	BOK Financial Corp.	21,258
301	Brookline Bancorp, Inc.	4,515
225	Cathay General Bancorp	9,175
883	Citigroup, Inc.	64,238
457	Citizens Financial Group, Inc.	20,177
78	City Holding Co.	6,379
101	Columbia Banking System, Inc.	4,352
292	Comerica, Inc.	20,948
62	Commerce Bancshares, Inc.	4,750
58	Community Bank System, Inc.	4,450
140	Cullen/Frost Bankers, Inc.	15,226
186	CVB Financial Corp.	4,109
176	Eagle Bancorp, Inc.	9,365
322	East West Bancorp, Inc.	23,764
156	Enterprise Financial Services Corp.	7,713
764	F.N.B. Corp.	9,703
52	FB Financial Corp.	2,312
1,974	Fifth Third Bancorp	73,926
215	First Bancorp	9,352
394	First BanCorp	4,436
337	First Busey Corp.	8,644
28	First Citizens BancShares, Inc., Class A	23,402
497	First Commonwealth Financial Corp.	7,142
414	First Financial Bancorp	9,936
226	First Financial Bankshares, Inc.	10,561
181	First Foundation, Inc.	4,246
231	First Hawaiian, Inc.	6,322
1,599	First Horizon Corp.	27,039
133	First Interstate BancSystem, Inc., Class A	6,123
145	First Merchants Corp.	6,742
342	First Midwest Bancorp, Inc.	7,493
370	First Republic Bank	61,698
570	Fulton Financial Corp.	9,707
39	Glacier Bancorp, Inc.	2,226
180	Heartland Financial USA, Inc.	9,047
233	Heritage Financial Corp.	6,580

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
330	Hilltop Holdings, Inc.	$11,263
186	Home BancShares, Inc.	5,031
665	Hope Bancorp, Inc.	10,015
1,293	Huntington Bancshares, Inc.	20,326
87	Independent Bank Group, Inc.	6,285
145	International Bancshares Corp.	6,731
515	Investors Bancorp, Inc.	7,565
214	JPMorgan Chase & Co.	32,577
995	KeyCorp	19,880
191	Live Oak Bancshares, Inc.	13,082
128	M&T Bank Corp.	19,406
170	NBT Bancorp, Inc.	6,783
195	OceanFirst Financial Corp.	4,668
294	OFG Bancorp	6,650
438	Old National Bancorp	8,471
35	Park National Corp.	4,526
1,578	People’s United Financial, Inc.	28,246
56	Pinnacle Financial Partners, Inc.	4,965
365	PNC Financial Services Group (The), Inc.	64,025
129	Popular, Inc.	9,071
235	Prosperity Bancshares, Inc.	17,599
1,013	Regions Financial Corp.	20,929
108	Renasant Corp.	4,469
73	S&T Bancorp, Inc.	2,446
113	Sandy Spring Bancorp, Inc.	4,908
62	Seacoast Banking Corp. of Florida (a)	2,247
91	Signature Bank	20,575
98	Silvergate Capital Corp., Class A (a)	13,933
420	Simmons First National Corp., Class A	12,461
25	South State Corp.	1,963
175	Southside Bancshares, Inc.	6,739
404	Sterling Bancorp	9,300
21	SVB Financial Group (a)	10,367
168	Synovus Financial Corp.	7,686
30	Texas Capital Bancshares, Inc. (a)	2,128
51	Tompkins Financial Corp.	4,218
309	TowneBank	9,394
154	TriCo Bancshares	7,295
149	Triumph Bancorp, Inc. (a)	11,531
852	Truist Financial Corp.	49,689
266	Trustmark Corp.	8,954
584	U.S. Bancorp	32,301
53	UMB Financial Corp.	4,893
168	United Bankshares, Inc.	6,481
128	United Community Banks, Inc.	4,367
744	Valley National Bancorp	10,223
141	Veritex Holdings, Inc.	4,614
86	Webster Financial Corp.	4,739
1,352	Wells Fargo & Co.	52,823
121	WesBanco, Inc.	4,363
61	Western Alliance Bancorp	5,761
119	Wintrust Financial Corp.	9,020

Shares	Description	Value
	Common Stocks (Continued)
	Banks (Continued)
376	Zions Bancorp N.A.	$20,665
		1,305,555

	Beverages — 0.4%
16	Boston Beer (The) Co., Inc., Class A (a)	19,301
7	Coca-Cola Consolidated, Inc.	2,022
452	Molson Coors Beverage Co., Class B (a)	23,120
294	Monster Beverage Corp. (a)	26,780
86	National Beverage Corp.	4,206
		75,429

	Biotechnology — 2.8%
153	ACADIA Pharmaceuticals, Inc. (a)	3,947
96	Acceleron Pharma, Inc. (a)	13,019
314	Amicus Therapeutics, Inc. (a)	3,102
140	Arcus Biosciences, Inc. (a)	3,931
106	Arrowhead Pharmaceuticals, Inc. (a)	7,029
1,218	BioCryst Pharmaceuticals, Inc. (a)	12,387
278	Biogen, Inc. (a)	77,771
146	Blueprint Medicines Corp. (a)	14,196
125	CareDx, Inc. (a)	8,511
80	CRISPR Therapeutics AG (a)	9,748
43	Denali Therapeutics, Inc. (a)	2,455
129	Editas Medicine, Inc. (a)	5,418
91	Emergent BioSolutions, Inc. (a)	8,455
513	Exact Sciences Corp. (a)	67,603
100	Fate Therapeutics, Inc. (a)	8,245
170	Halozyme Therapeutics, Inc. (a)	7,087
408	ImmunityBio, Inc. (a)	9,686
844	ImmunoGen, Inc. (a)	6,836
167	Intellia Therapeutics, Inc. (a)	13,403
72	Ionis Pharmaceuticals, Inc. (a)	3,237
93	Mirati Therapeutics, Inc. (a)	15,931
651	Moderna, Inc. (a)	85,249
54	Morphic Holding, Inc. (a)	3,417
55	Natera, Inc. (a)	5,585
110	Novavax, Inc. (a)	19,944
459	OPKO Health, Inc. (a)	1,969
356	Precigen, Inc. (a)	2,453
203	Radius Health, Inc. (a)	4,235
80	REGENXBIO, Inc. (a)	2,729
465	Sangamo Therapeutics, Inc. (a)	5,827
48	Sarepta Therapeutics, Inc. (a)	3,577
187	Scholar Rock Holding Corp. (a)	9,473
105	TG Therapeutics, Inc. (a)	5,061
98	Translate Bio, Inc. (a)	1,616
67	Travere Therapeutics, Inc. (a)	1,673
64	Twist Bioscience Corp. (a)	7,927
147	Ultragenyx Pharmaceutical, Inc. (a)	16,737
134	United Therapeutics Corp. (a)	22,414
37	Veracyte, Inc. (a)	1,989

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Biotechnology (Continued)
235	Vericel Corp. (a)	$13,054
		516,926

	Building Products — 0.8%
223	A.O. Smith Corp.	15,077
87	Advanced Drainage Systems, Inc.	8,995
77	American Woodmark Corp. (a)	7,591
286	Apogee Enterprises, Inc.	11,692
44	Builders FirstSource, Inc. (a)	2,040
361	Carrier Global Corp.	15,241
586	Cornerstone Building Brands, Inc. (a)	8,222
49	CSW Industrials, Inc.	6,615
143	Fortune Brands Home & Security, Inc.	13,702
50	Gibraltar Industries, Inc. (a)	4,575
267	Griffon Corp.	7,254
72	JELD-WEN Holding, Inc. (a)	1,994
15	Lennox International, Inc.	4,674
54	Owens Corning	4,973
178	PGT Innovations, Inc. (a)	4,494
44	Simpson Manufacturing Co., Inc.	4,564
146	Trex Co., Inc. (a)	13,365
33	UFP Industries, Inc.	2,503
		137,571

	Capital Markets — 3.3%
36	Affiliated Managers Group, Inc.	5,365
83	Apollo Global Management, Inc.	3,902
72	Artisan Partners Asset Management, Inc., Class A	3,756
205	B. Riley Financial, Inc.	11,558
1,282	Bank of New York Mellon (The) Corp.	60,626
907	BGC Partners, Inc., Class A	4,381
75	BlackRock, Inc.	56,547
376	Brightsphere Investment Group, Inc.	7,663
33	Evercore, Inc., Class A	4,347
314	Federated Hermes, Inc.	9,828
83	Focus Financial Partners, Inc., Class A (a)	3,454
817	Franklin Resources, Inc.	24,183
155	Goldman Sachs Group (The), Inc.	50,685
118	Intercontinental Exchange, Inc.	13,178
1,171	Invesco Ltd.	29,533
336	KKR & Co., Inc.	16,414
43	Lazard Ltd., Class A	1,871
157	LPL Financial Holdings, Inc.	22,319
24	MarketAxess Holdings, Inc.	11,950
596	Morgan Stanley	46,285
88	Morningstar, Inc.	19,804
91	MSCI, Inc.	38,154
18	Piper Sandler Cos.	1,974
96	PJT Partners, Inc., Class A	6,494
128	Raymond James Financial, Inc.	15,688
748	State Street Corp.	62,839

Shares	Description	Value
	Common Stocks (Continued)
	Capital Markets (Continued)
108	Stifel Financial Corp.	$6,918
63	StoneX Group, Inc. (a)	4,119
180	T. Rowe Price Group, Inc.	30,888
292	Victory Capital Holdings, Inc., Class A	7,464
72	Virtu Financial, Inc., Class A	2,236
33	Virtus Investment Partners, Inc.	7,772
		592,195

	Chemicals — 1.5%
138	Albemarle Corp.	20,163
294	Amyris, Inc. (a)	5,615
52	Ashland Global Holdings, Inc.	4,616
45	Avient Corp.	2,127
143	Axalta Coating Systems Ltd. (a)	4,230
63	Celanese Corp.	9,438
422	CF Industries Holdings, Inc.	19,150
703	Corteva, Inc.	32,774
122	Eastman Chemical Co.	13,435
205	Element Solutions, Inc.	3,749
36	FMC Corp.	3,982
230	GCP Applied Technologies, Inc. (a)	5,644
105	H.B. Fuller Co.	6,606
325	Huntsman Corp.	9,370
24	Ingevity Corp. (a)	1,813
113	International Flavors & Fragrances, Inc.	15,776
289	Livent Corp. (a)	5,006
148	LyondellBasell Industries N.V., Class A	15,399
117	Minerals Technologies, Inc.	8,812
177	Mosaic (The) Co.	5,595
41	NewMarket Corp.	15,587
106	Orion Engineered Carbons S.A. (a)	2,090
509	PQ Group Holdings, Inc.	8,500
21	Quaker Chemical Corp.	5,119
90	RPM International, Inc.	8,267
102	Scotts Miracle-Gro (The) Co.	24,987
46	Stepan Co.	5,847
200	Westlake Chemical Corp.	17,758
		281,455

	Commercial Services & Supplies — 0.7%
69	Brady Corp., Class A	3,688
120	BrightView Holdings, Inc. (a)	2,024
214	Copart, Inc. (a)	23,243
414	Covanta Holding Corp.	5,738
124	Deluxe Corp.	5,203
101	Harsco Corp. (a)	1,732
65	Healthcare Services Group, Inc.	1,822
158	HNI Corp.	6,251
188	IAA, Inc. (a)	10,366
195	KAR Auction Services, Inc. (a)	2,925
27	MSA Safety, Inc.	4,051

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Commercial Services & Supplies (Continued)
141	Republic Services, Inc.	$14,008
696	Rollins, Inc.	23,956
536	Steelcase, Inc., Class A	7,713
71	Tetra Tech, Inc.	9,636
		122,356

	Communications Equipment — 1.0%
47	Arista Networks, Inc. (a)	14,189
305	Calix, Inc. (a)	10,571
154	Ciena Corp. (a)	8,427
912	Cisco Systems, Inc.	47,160
677	CommScope Holding Co., Inc. (a)	10,399
342	EchoStar Corp., Class A (a)	8,208
790	Extreme Networks, Inc. (a)	6,912
46	F5 Networks, Inc. (a)	9,597
865	Infinera Corp. (a)	8,330
235	Inseego Corp. (a) (b)	2,350
907	Juniper Networks, Inc.	22,974
86	Lumentum Holdings, Inc. (a)	7,856
45	NETGEAR, Inc. (a)	1,849
132	NetScout Systems, Inc. (a)	3,717
268	Plantronics, Inc. (a)	10,428
222	Viasat, Inc. (a)	10,672
		183,639

	Construction & Engineering — 0.6%
82	AECOM (a)	5,257
174	Ameresco, Inc., Class A (a)	8,462
132	Arcosa, Inc.	8,592
69	Comfort Systems USA, Inc.	5,159
249	Construction Partners, Inc., Class A (a)	7,440
24	Dycom Industries, Inc. (a)	2,228
20	EMCOR Group, Inc.	2,243
551	Great Lakes Dredge & Dock Corp. (a)	8,034
79	IES Holdings, Inc. (a)	3,982
106	MasTec, Inc. (a)	9,932
91	MYR Group, Inc. (a)	6,522
115	NV5 Global, Inc. (a)	11,106
329	Primoris Services Corp.	10,900
227	Quanta Services, Inc.	19,971
10	Valmont Industries, Inc.	2,377
		112,205

	Construction Materials — 0.3%
18	Eagle Materials, Inc.	2,420
528	Forterra, Inc. (a)	12,276
43	Martin Marietta Materials, Inc.	14,440
452	Summit Materials, Inc., Class A (a)	12,665
92	Vulcan Materials Co.	15,525
		57,326

Shares	Description	Value
	Common Stocks (Continued)
	Consumer Finance — 0.9%
572	Ally Financial, Inc.	$25,860
413	Capital One Financial Corp.	52,546
233	Encore Capital Group, Inc. (a)	9,374
366	Enova International, Inc. (a)	12,986
33	Green Dot Corp., Class A (a)	1,511
739	Navient Corp.	10,575
76	Nelnet, Inc., Class A	5,528
151	OneMain Holdings, Inc.	8,112
741	Santander Consumer USA Holdings, Inc.	20,051
439	SLM Corp.	7,889
353	Synchrony Financial	14,353
		168,785

	Containers & Packaging — 1.1%
60	AptarGroup, Inc.	8,500
53	Avery Dennison Corp.	9,734
438	Ball Corp.	37,116
291	Berry Global Group, Inc. (a)	17,867
81	Crown Holdings, Inc.	7,860
723	Graphic Packaging Holding Co.	13,130
77	Greif, Inc., Class A	4,389
246	International Paper Co.	13,301
89	Packaging Corp. of America	11,969
675	Ranpak Holdings Corp. (a)	13,541
178	Sealed Air Corp.	8,156
440	Silgan Holdings, Inc.	18,493
276	Sonoco Products Co.	17,471
281	WestRock Co.	14,626
		196,153

	Distributors — 0.3%
185	Core-Mark Holding Co., Inc.	7,158
579	LKQ Corp. (a)	24,509
44	Pool Corp.	15,190
		46,857

	Diversified Consumer Services — 0.5%
267	Adtalem Global Education, Inc. (a)	10,557
24	Bright Horizons Family Solutions, Inc. (a)	4,115
181	Chegg, Inc. (a)	15,504
17	Graham Holdings Co., Class B	9,562
219	Grand Canyon Education, Inc. (a)	23,455
114	H&R Block, Inc.	2,485
718	Perdoceo Education Corp. (a)	8,587
166	Service Corp. International	8,474
80	Terminix Global Holdings, Inc. (a)	3,814
		86,553

	Diversified Financial Services — 0.7%
293	Berkshire Hathaway, Inc., Class B (a)	74,853
205	Cannae Holdings, Inc. (a)	8,122

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Diversified Financial Services (Continued)
638	Equitable Holdings, Inc.	$20,812
830	Jefferies Financial Group, Inc.	24,983
69	Voya Financial, Inc.	4,391
		133,161

	Diversified Telecommunication Services — 0.9%
2,365	AT&T, Inc.	71,589
138	Iridium Communications, Inc. (a)	5,692
327	Liberty Latin America Ltd., Class C (a)	4,244
2,093	Lumen Technologies, Inc.	27,942
926	Verizon Communications, Inc.	53,847
282	Vonage Holdings Corp. (a)	3,333
		166,647

	Electric Utilities — 3.6%
117	ALLETE, Inc.	7,861
317	Alliant Energy Corp.	17,169
654	American Electric Power Co., Inc.	55,394
446	Duke Energy Corp.	43,052
433	Edison International	25,374
545	Entergy Corp.	54,211
980	Evergy, Inc.	58,340
315	Eversource Energy	27,276
1,611	Exelon Corp.	70,465
889	FirstEnergy Corp.	30,840
461	Hawaiian Electric Industries, Inc.	20,482
170	IDACORP, Inc.	16,995
544	NRG Energy, Inc.	20,525
128	OGE Energy Corp.	4,142
170	Otter Tail Corp.	7,849
255	Pinnacle West Capital Corp.	20,744
477	Portland General Electric Co.	22,643
2,412	PPL Corp.	69,562
664	Southern (The) Co.	41,274
612	Xcel Energy, Inc.	40,704
		654,902

	Electrical Equipment — 0.8%
169	Acuity Brands, Inc.	27,885
132	Atkore, Inc. (a)	9,491
38	AZZ, Inc.	1,913
190	Bloom Energy Corp., Class A (a)	5,139
169	Emerson Electric Co.	15,247
120	Encore Wire Corp.	8,056
22	EnerSys	1,998
487	FuelCell Energy, Inc. (a)	7,018
72	Generac Holdings, Inc. (a)	23,576
78	Hubbell, Inc.	14,577
214	Plug Power, Inc. (a)	7,670
30	Regal Beloit Corp.	4,280
118	Sunrun, Inc. (a)	7,137

Shares	Description	Value
	Common Stocks (Continued)
	Electrical Equipment (Continued)
172	TPI Composites, Inc. (a)	$9,706
		143,693

	Electronic Equipment, Instruments & Components — 1.9%
208	Amphenol Corp., Class A	13,722
168	Arrow Electronics, Inc. (a)	18,618
52	Avnet, Inc.	2,158
39	Badger Meter, Inc.	3,630
67	Benchmark Electronics, Inc.	2,072
102	Cognex Corp.	8,465
53	CTS Corp.	1,646
126	Dolby Laboratories, Inc., Class A	12,439
62	ePlus, Inc. (a)	6,178
186	FLIR Systems, Inc.	10,503
269	II-VI, Inc. (a)	18,391
72	Insight Enterprises, Inc. (a)	6,870
36	IPG Photonics Corp. (a)	7,594
38	Itron, Inc. (a)	3,369
288	Jabil, Inc.	15,022
206	Keysight Technologies, Inc. (a)	29,540
64	Littelfuse, Inc.	16,924
237	Methode Electronics, Inc.	9,949
93	National Instruments Corp.	4,016
111	nLight, Inc. (a)	3,596
116	PAR Technology Corp. (a)	7,588
116	PC Connection, Inc.	5,381
70	Plexus Corp. (a)	6,429
284	Sanmina Corp. (a)	11,752
251	SYNNEX Corp.	28,825
245	Trimble, Inc. (a)	19,059
131	TTM Technologies, Inc. (a)	1,899
263	Vishay Intertechnology, Inc.	6,333
142	Zebra Technologies Corp., Class A (a)	68,896
		350,864

	Energy Equipment & Services — 0.1%
419	Archrock, Inc.	3,976
297	NOV, Inc. (a)	4,075
3,141	Transocean Ltd. (a)	11,151
		19,202

	Entertainment — 0.9%
147	Activision Blizzard, Inc.	13,671
111	Live Nation Entertainment, Inc. (a)	9,396
35	Madison Square Garden Entertainment Corp. (a)	2,863
25	Netflix, Inc. (a)	13,042
205	Roku, Inc. (a)	66,783
262	Take-Two Interactive Software, Inc. (a)	46,295
827	Zynga, Inc., Class A (a)	8,444
		160,494

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts — 3.4%
511	Acadia Realty Trust	$9,694
106	Alexander & Baldwin, Inc.	1,780
188	American Assets Trust, Inc.	6,099
191	American Campus Communities, Inc.	8,245
773	Apartment Investment and Management Co., Class A	4,746
141	Apple Hospitality REIT, Inc.	2,054
323	Armada Hoffler Properties, Inc.	4,050
170	AvalonBay Communities, Inc.	31,367
173	Boston Properties, Inc.	17,518
329	Brixmor Property Group, Inc.	6,656
82	Camden Property Trust	9,013
754	Colony Capital, Inc. (a)	4,886
253	Columbia Property Trust, Inc.	4,326
122	Cousins Properties, Inc.	4,313
121	CubeSmart	4,577
220	DiamondRock Hospitality Co. (a)	2,266
1,321	Diversified Healthcare Trust	6,314
389	Empire State Realty Trust, Inc., Class A	4,330
56	EPR Properties	2,609
332	Equity Commonwealth	9,230
918	Equity Residential	65,756
172	Essex Property Trust, Inc.	46,756
35	Extra Space Storage, Inc.	4,639
144	Federal Realty Investment Trust	14,609
1,024	GEO Group (The), Inc. (b)	7,946
423	Global Net Lease, Inc.	7,639
552	Healthcare Realty Trust, Inc.	16,737
148	Healthcare Trust of America, Inc., Class A	4,082
450	Healthpeak Properties, Inc.	14,283
412	Highwoods Properties, Inc.	17,691
279	Host Hotels & Resorts, Inc. (a)	4,701
40	Innovative Industrial Properties, Inc.	7,206
138	Iron Mountain, Inc.	5,107
213	Kilroy Realty Corp.	13,979
544	Kimco Realty Corp.	10,200
364	Kite Realty Group Trust	7,022
49	Lamar Advertising Co., Class A	4,602
51	Life Storage, Inc.	4,383
680	Macerich (The) Co.	7,956
375	Medical Properties Trust, Inc.	7,980
105	National Health Investors, Inc.	7,589
299	National Retail Properties, Inc.	13,177
399	Office Properties Income Trust	10,980
225	Omega Healthcare Investors, Inc.	8,242
602	Paramount Group, Inc.	6,098
271	Retail Opportunity Investments Corp.	4,301
636	Retail Properties of America, Inc., Class A	6,665
83	Rexford Industrial Realty, Inc.	4,183
418	Sabra Health Care REIT, Inc.	7,256

Shares	Description	Value
	Common Stocks (Continued)
	Equity Real Estate Investment Trusts (Continued)
25	Safehold, Inc.	$1,753
632	Service Properties Trust	7,496
717	SITE Centers Corp.	9,723
151	SL Green Realty Corp.	10,569
360	STORE Capital Corp.	12,060
561	Urban Edge Properties	9,268
555	Ventas, Inc.	29,604
432	VEREIT, Inc.	16,684
160	VICI Properties, Inc.	4,518
335	Washington Real Estate Investment Trust	7,404
335	Weingarten Realty Investors	9,015
231	WP Carey, Inc.	16,346
		620,278

	Food & Staples Retailing — 1.3%
328	BJ’s Wholesale Club Holdings, Inc. (a)	14,714
114	Casey’s General Stores, Inc.	24,646
208	Grocery Outlet Holding Corp. (a)	7,673
213	Ingles Markets, Inc., Class A	13,131
2,142	Kroger (The) Co.	77,090
20	PriceSmart, Inc.	1,935
568	United Natural Foods, Inc. (a)	18,710
123	US Foods Holding Corp. (a)	4,689
341	Walgreens Boots Alliance, Inc.	18,721
283	Walmart, Inc.	38,440
190	Weis Markets, Inc.	10,739
		230,488

	Food Products — 2.6%
1,080	Archer-Daniels-Midland Co.	61,560
65	B&G Foods, Inc. (b)	2,019
33	Beyond Meat, Inc. (a)	4,294
249	Bunge Ltd.	19,738
281	Campbell Soup Co.	14,126
1,126	Conagra Brands, Inc.	42,338
354	Darling Ingredients, Inc. (a)	26,047
361	Flowers Foods, Inc.	8,592
301	Fresh Del Monte Produce, Inc.	8,618
38	Freshpet, Inc. (a)	6,035
694	General Mills, Inc.	42,556
45	Hain Celestial Group (The), Inc. (a)	1,962
584	Hormel Foods Corp.	27,904
248	Hostess Brands, Inc. (a)	3,556
259	Ingredion, Inc.	23,289
177	J.M. Smucker (The) Co.	22,396
46	John B Sanfilippo & Son, Inc.	4,157
219	Kellogg Co.	13,863
52	Lamb Weston Holdings, Inc.	4,029
22	Lancaster Colony Corp.	3,858
233	Mondelez International, Inc., Class A	13,637
370	Pilgrim’s Pride Corp. (a)	8,802
81	Post Holdings, Inc. (a)	8,563

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food Products (Continued)
14	Sanderson Farms, Inc.	$2,181
3	Seaboard Corp.	11,070
174	Simply Good Foods (The) Co. (a)	5,293
85	TreeHouse Foods, Inc. (a)	4,440
1,056	Tyson Foods, Inc., Class A	78,461
		473,384

	Gas Utilities — 0.5%
214	Atmos Energy Corp.	21,154
153	New Jersey Resources Corp.	6,100
158	Northwest Natural Holding Co.	8,524
213	ONE Gas, Inc.	16,382
337	South Jersey Industries, Inc.	7,609
149	Southwest Gas Holdings, Inc.	10,238
57	Spire, Inc.	4,212
584	UGI Corp.	23,950
		98,169

	Health Care Equipment & Supplies — 1.5%
25	ABIOMED, Inc. (a)	7,968
102	Align Technology, Inc. (a)	55,236
625	Alphatec Holdings, Inc. (a)	9,869
36	Axonics, Inc. (a)	2,156
136	BioLife Solutions, Inc. (a)	4,896
16	CONMED Corp.	2,090
41	CryoPort, Inc. (a)	2,132
78	DENTSPLY SIRONA, Inc.	4,977
24	Glaukos Corp. (a)	2,014
34	Haemonetics Corp. (a)	3,774
37	Heska Corp. (a)	6,233
747	Hologic, Inc. (a)	55,562
109	IDEXX Laboratories, Inc. (a)	53,335
32	Insulet Corp. (a)	8,350
63	Integra LifeSciences Holdings Corp. (a)	4,353
15	iRhythm Technologies, Inc. (a)	2,083
30	Masimo Corp. (a)	6,890
33	Merit Medical Systems, Inc. (a)	1,976
47	Nevro Corp. (a)	6,557
118	Novocure Ltd. (a)	15,597
23	Quidel Corp. (a)	2,942
70	Shockwave Medical, Inc. (a)	9,118
61	SI-BONE, Inc. (a)	1,940
23	STAAR Surgical Co. (a)	2,424
22	STERIS PLC	4,191
43	Tandem Diabetes Care, Inc. (a)	3,795
		280,458

	Health Care Providers & Services — 4.2%
180	Acadia Healthcare Co., Inc. (a)	10,285
31	Addus HomeCare Corp. (a)	3,242
56	Amedisys, Inc. (a)	14,828
27	AMN Healthcare Services, Inc. (a)	1,990

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
169	Anthem, Inc.	$60,663
81	Castle Biosciences, Inc. (a)	5,545
907	Centene Corp. (a)	57,966
15	Chemed Corp.	6,897
261	Cigna Corp.	63,094
1,221	Community Health Systems, Inc. (a)	16,508
17	CorVel Corp. (a)	1,744
996	CVS Health Corp.	74,929
104	DaVita, Inc. (a)	11,208
99	Encompass Health Corp.	8,108
75	Ensign Group (The), Inc.	7,038
139	Fulgent Genetics, Inc. (a)	13,430
127	Guardant Health, Inc. (a)	19,387
176	HealthEquity, Inc. (a)	11,968
183	Henry Schein, Inc. (a)	12,671
166	Humana, Inc.	69,596
201	Laboratory Corp. of America Holdings (a)	51,261
19	LHC Group, Inc. (a)	3,633
156	McKesson Corp.	30,426
52	ModivCare, Inc. (a)	7,702
77	Molina Healthcare, Inc. (a)	18,000
82	National HealthCare Corp.	6,389
88	Ontrak, Inc. (a)	2,865
116	Option Care Health, Inc. (a)	2,058
47	PetIQ, Inc. (a)	1,657
171	Progyny, Inc. (a)	7,611
571	Quest Diagnostics, Inc.	73,282
378	R1 RCM, Inc. (a)	9,329
131	Select Medical Holdings Corp. (a)	4,467
313	Surgery Partners, Inc. (a)	13,854
227	Tenet Healthcare Corp. (a)	11,804
78	UnitedHealth Group, Inc.	29,022
148	Universal Health Services, Inc., Class B	19,742
		764,199

	Health Care Technology — 0.4%
126	Allscripts Healthcare Solutions, Inc. (a)	1,892
520	Cerner Corp.	37,378
566	Evolent Health, Inc., Class A (a)	11,433
39	Inspire Medical Systems, Inc. (a)	8,073
45	Omnicell, Inc. (a)	5,844
100	Phreesia, Inc. (a)	5,210
131	Vocera Communications, Inc. (a)	5,038
		74,868

	Hotels, Restaurants & Leisure — 0.9%
106	Aramark	4,005
144	Bally’s Corp. (a)	9,357
165	Caesars Entertainment, Inc. (a)	14,429
188	Carnival Corp. (a)	4,990

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Hotels, Restaurants & Leisure (Continued)
20	Chipotle Mexican Grill, Inc. (a)	$28,416
38	Choice Hotels International, Inc.	4,077
42	Churchill Downs, Inc.	9,552
14	Cracker Barrel Old Country Store, Inc.	2,420
263	Everi Holdings, Inc. (a)	3,711
20	Jack in the Box, Inc.	2,196
106	Lindblad Expeditions Holdings, Inc. (a)	2,003
648	MGM Resorts International	24,618
189	Penn National Gaming, Inc. (a)	19,815
87	Scientific Games Corp. (a)	3,351
57	SeaWorld Entertainment, Inc. (a)	2,831
127	Starbucks Corp.	13,877
52	Texas Roadhouse, Inc.	4,989
31	Wingstop, Inc.	3,942
		158,579

	Household Durables — 3.0%
207	Century Communities, Inc. (a)	12,486
987	D.R. Horton, Inc.	87,962
227	Garmin Ltd.	29,930
1,095	GoPro, Inc., Class A (a)	12,746
395	Green Brick Partners, Inc. (a)	8,959
55	Helen of Troy Ltd. (a)	11,586
36	Installed Building Products, Inc.	3,992
271	KB Home	12,610
91	La-Z-Boy, Inc.	3,866
276	Leggett & Platt, Inc.	12,599
892	Lennar Corp., Class A	90,297
17	LGI Homes, Inc. (a)	2,538
201	M.D.C. Holdings, Inc.	11,939
205	M/I Homes, Inc. (a)	12,109
110	Meritage Homes Corp. (a)	10,111
145	Mohawk Industries, Inc. (a)	27,885
192	Newell Brands, Inc.	5,142
13	NVR, Inc. (a)	61,242
473	PulteGroup, Inc.	24,804
55	Purple Innovation, Inc. (a)	1,741
310	Sonos, Inc. (a)	11,616
283	Taylor Morrison Home Corp. (a)	8,719
302	Tempur Sealy International, Inc.	11,041
469	Toll Brothers, Inc.	26,606
89	TopBuild Corp. (a)	18,639
526	Tri Pointe Homes, Inc. (a)	10,709
90	Whirlpool Corp.	19,832
		551,706

	Household Products — 0.3%
50	Central Garden & Pet Co., Class A (a)	2,595
196	Procter & Gamble (The) Co.	26,544
544	Reynolds Consumer Products, Inc.	16,200
23	Spectrum Brands Holdings, Inc.	1,955

Shares	Description	Value
	Common Stocks (Continued)
	Household Products (Continued)
7	WD-40 Co.	$2,143
		49,437

	Independent Power and Renewable Electricity Producers — 0.2%
174	AES (The) Corp.	4,665
57	Clearway Energy, Inc., Class C	1,604
20	Ormat Technologies, Inc.	1,570
201	Sunnova Energy International, Inc. (a)	8,205
1,038	Vistra Corp.	18,352
		34,396

	Industrial Conglomerates — 0.4%
78	3M Co.	15,029
105	Carlisle Cos., Inc.	17,281
2,520	General Electric Co.	33,088
55	Raven Industries, Inc.	2,108
		67,506

	Insurance — 5.0%
1,530	Aflac, Inc.	78,305
7	Alleghany Corp. (a)	4,384
619	Allstate (The) Corp.	71,123
328	American Equity Investment Life Holding Co.	10,342
140	American Financial Group, Inc.	15,974
94	American National Group, Inc.	10,140
95	AMERISAFE, Inc.	6,080
566	Arch Capital Group Ltd. (a)	21,717
90	Assurant, Inc.	12,759
288	Assured Guaranty Ltd.	12,177
473	Athene Holding Ltd., Class A (a)	23,839
86	Brown & Brown, Inc.	3,931
182	BRP Group, Inc., Class A (a)	4,959
187	Cincinnati Financial Corp.	19,278
408	CNO Financial Group, Inc.	9,910
282	Employers Holdings, Inc.	12,143
44	Enstar Group Ltd. (a)	10,856
50	Erie Indemnity Co., Class A	11,045
70	Everest Re Group Ltd.	17,347
104	FBL Financial Group, Inc., Class A	5,816
522	Fidelity National Financial, Inc.	21,225
395	First American Financial Corp.	22,377
172	Globe Life, Inc.	16,620
58	Goosehead Insurance, Inc., Class A	6,216
47	Hanover Insurance Group (The), Inc.	6,085
1,389	Hartford Financial Services Group (The), Inc.	92,771
129	Horace Mann Educators Corp.	5,574
106	Kemper Corp.	8,450
61	Kinsale Capital Group, Inc.	10,053
325	Lincoln National Corp.	20,238
91	Loews Corp.	4,666
139	Mercury General Corp.	8,453

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Insurance (Continued)
1,159	MetLife, Inc.	$70,456
621	Old Republic International Corp.	13,563
91	Primerica, Inc.	13,452
329	Principal Financial Group, Inc.	19,727
688	Progressive (The) Corp.	65,780
141	Reinsurance Group of America, Inc.	17,773
98	RenaissanceRe Holdings Ltd.	15,705
78	RLI Corp.	8,702
116	Safety Insurance Group, Inc.	9,773
54	Selective Insurance Group, Inc.	3,917
381	SiriusPoint Ltd. (a)	3,875
150	Stewart Information Services Corp.	7,805
291	Travelers (The) Cos., Inc.	43,766
76	Trupanion, Inc. (a)	5,792
395	Unum Group	10,993
123	W.R. Berkley Corp.	9,268
9	White Mountains Insurance Group Ltd.	10,034
		915,234

	Interactive Media & Services — 1.7%
16	Alphabet, Inc., Class C (a)	33,098
1,032	Pinterest, Inc., Class A (a)	76,399
338	QuinStreet, Inc. (a)	6,862
1,359	Snap, Inc., Class A (a)	71,062
754	Twitter, Inc. (a)	47,977
56	Yelp, Inc. (a)	2,184
524	Zillow Group, Inc., Class C (a)	67,931
		305,513

	Internet & Direct Marketing Retail — 1.5%
209	1-800-Flowers.com, Inc., Class A (a)	5,770
8	Amazon.com, Inc. (a)	24,753
227	Chewy, Inc., Class A (a)	19,229
1,354	eBay, Inc.	82,919
115	Etsy, Inc. (a)	23,192
151	Overstock.com, Inc. (a)	10,005
1,860	Qurate Retail, Inc., Series A	21,874
186	RealReal (The), Inc. (a)	4,209
233	Revolve Group, Inc. (a)	10,469
76	Shutterstock, Inc.	6,767
21	Stamps.com, Inc. (a)	4,190
154	Stitch Fix, Inc., Class A (a)	7,629
181	Wayfair, Inc., Class A (a)	56,970
		277,976

	IT Services — 2.5%
49	Alliance Data Systems Corp.	5,492
46	Black Knight, Inc. (a)	3,404
166	Cognizant Technology Solutions Corp., Class A	12,968
81	CSG Systems International, Inc.	3,636
114	EPAM Systems, Inc. (a)	45,223

Shares	Description	Value
	Common Stocks (Continued)
	IT Services (Continued)
21	ExlService Holdings, Inc. (a)	$1,893
47	Fastly, Inc., Class A (a)	3,162
76	Gartner, Inc. (a)	13,874
296	Genpact Ltd.	12,675
126	Global Payments, Inc.	25,399
98	GoDaddy, Inc., Class A (a)	7,607
324	International Business Machines Corp.	43,176
223	MAXIMUS, Inc.	19,856
57	MongoDB, Inc. (a)	15,243
161	Okta, Inc. (a)	35,489
174	PayPal Holdings, Inc. (a)	42,254
313	Square, Inc., Class A (a)	71,067
144	Sykes Enterprises, Inc. (a)	6,347
99	TTEC Holdings, Inc.	9,945
201	Twilio, Inc., Class A (a)	68,493
369	Unisys Corp. (a)	9,380
20	WEX, Inc. (a)	4,184
		460,767

	Leisure Products — 0.6%
214	Brunswick Corp.	20,409
131	Hasbro, Inc.	12,592
32	Johnson Outdoors, Inc., Class A	4,568
416	Mattel, Inc. (a)	8,287
135	Peloton Interactive, Inc., Class A (a)	15,179
43	Polaris, Inc.	5,740
204	Smith & Wesson Brands, Inc.	3,560
305	Vista Outdoor, Inc. (a)	9,781
298	YETI Holdings, Inc. (a)	21,519
		101,635

	Life Sciences Tools & Services — 1.8%
86	10X Genomics, Inc., Class A (a)	15,566
207	Adaptive Biotechnologies Corp. (a)	8,334
230	Agilent Technologies, Inc.	29,242
725	Avantor, Inc. (a)	20,974
14	Bio-Rad Laboratories, Inc., Class A (a)	7,996
39	Bio-Techne Corp.	14,895
226	Bruker Corp.	14,527
65	Charles River Laboratories International, Inc. (a)	18,839
249	Codexis, Inc. (a)	5,700
76	IQVIA Holdings, Inc. (a)	14,679
117	Medpace Holdings, Inc. (a)	19,194
24	Mettler-Toledo International, Inc. (a)	27,737
54	NanoString Technologies, Inc. (a)	3,548
379	NeoGenomics, Inc. (a)	18,279
210	Pacific Biosciences of California, Inc. (a)	6,995
114	PerkinElmer, Inc.	14,625
248	Personalis, Inc. (a)	6,103
98	PRA Health Sciences, Inc. (a)	15,026

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Life Sciences Tools & Services (Continued)
117	Quanterix Corp. (a)	$6,841
106	Repligen Corp. (a)	20,608
180	Syneos Health, Inc. (a)	13,653
29	Thermo Fisher Scientific, Inc.	13,235
33	Waters Corp. (a)	9,378
		325,974

	Machinery — 2.5%
79	AGCO Corp.	11,348
26	Alamo Group, Inc.	4,060
95	Allison Transmission Holdings, Inc.	3,879
98	Altra Industrial Motion Corp.	5,421
72	Barnes Group, Inc.	3,567
150	Caterpillar, Inc.	34,781
77	Chart Industries, Inc. (a)	10,961
47	Colfax Corp. (a)	2,059
120	Cummins, Inc.	31,093
202	Deere & Co.	75,576
219	Donaldson Co., Inc.	12,737
134	Evoqua Water Technologies Corp. (a)	3,524
49	Flowserve Corp.	1,902
113	Graco, Inc.	8,093
249	Greenbrier (The) Cos., Inc.	11,758
34	Helios Technologies, Inc.	2,478
61	Hyster-Yale Materials Handling, Inc.	5,314
20	IDEX Corp.	4,186
269	Ingersoll Rand, Inc. (a)	13,238
106	ITT, Inc.	9,637
13	Kadant, Inc.	2,405
105	Lincoln Electric Holdings, Inc.	12,909
28	Lindsay Corp.	4,665
260	Meritor, Inc. (a)	7,649
95	Middleby (The) Corp. (a)	15,746
207	Mueller Industries, Inc.	8,559
293	Mueller Water Products, Inc., Class A	4,070
190	Oshkosh Corp.	22,545
192	Shyft Group (The), Inc.	7,142
119	Snap-on, Inc.	27,458
33	SPX Corp. (a)	1,923
70	Standex International Corp.	6,690
76	Stanley Black & Decker, Inc.	15,175
52	Tennant Co.	4,154
70	Timken (The) Co.	5,682
86	Toro (The) Co.	8,870
137	Trinity Industries, Inc.	3,903
15	Watts Water Technologies, Inc., Class A	1,782
223	Westinghouse Air Brake Technologies Corp.	17,653
101	Woodward, Inc.	12,184
120	Xylem, Inc.	12,622
		459,398

Shares	Description	Value
	Common Stocks (Continued)
	Marine — 0.0%
96	Matson, Inc.	$6,403

	Media — 2.7%
1,796	Altice USA, Inc., Class A (a)	58,424
203	AMC Networks, Inc., Class A (a) (b)	10,791
6	Cable One, Inc.	10,970
38	Cardlytics, Inc. (a)	4,169
62	Charter Communications, Inc., Class A (a)	38,255
779	Comcast Corp., Class A	42,152
678	Discovery, Inc., Class A (a)	29,466
631	DISH Network Corp., Class A (a)	22,842
356	E.W. Scripps (The) Co., Class A	6,860
2,336	Fox Corp., Class A	84,353
507	Gray Television, Inc.	9,329
521	Interpublic Group of (The) Cos., Inc.	15,213
94	Meredith Corp. (a)	2,799
246	MSG Networks, Inc., Class A (a)	3,700
158	New York Times (The) Co., Class A	7,998
909	News Corp., Class A	23,116
150	Nexstar Media Group, Inc., Class A	21,064
196	Omnicom Group, Inc.	14,533
73	Scholastic Corp.	2,198
92	TechTarget, Inc. (a)	6,389
650	TEGNA, Inc.	12,240
1,095	ViacomCBS, Inc., Class B	49,385
850	WideOpenWest, Inc. (a)	11,552
		487,798

	Metals & Mining — 1.3%
243	Arconic Corp. (a)	6,170
658	Century Aluminum Co. (a)	11,620
623	Cleveland-Cliffs, Inc.	12,529
701	Coeur Mining, Inc. (a)	6,330
442	Commercial Metals Co.	13,631
29	Compass Minerals International, Inc.	1,819
2,614	Freeport-McMoRan, Inc. (a)	86,079
840	Hecla Mining Co.	4,780
28	Materion Corp.	1,855
307	Nucor Corp.	24,643
170	Reliance Steel & Aluminum Co.	25,889
57	Schnitzer Steel Industries, Inc., Class A	2,382
554	Steel Dynamics, Inc.	28,121
255	Warrior Met Coal, Inc.	4,368
177	Worthington Industries, Inc.	11,875
		242,091

	Mortgage Real Estate Investment Trusts — 0.3%
262	AGNC Investment Corp.	4,391
483	Annaly Capital Management, Inc.	4,154
325	Apollo Commercial Real Estate Finance, Inc.	4,540

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Mortgage Real Estate Investment Trusts (Continued)
66	Blackstone Mortgage Trust, Inc., Class A	$2,046
177	Chimera Investment Corp.	2,248
86	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,825
556	Ladder Capital Corp.	6,561
846	Starwood Property Trust, Inc.	20,930
		49,695

	Multiline Retail — 0.5%
211	Big Lots, Inc.	14,411
58	Dillard’s, Inc., Class A	5,601
129	Dollar General Corp.	26,138
126	Dollar Tree, Inc. (a)	14,422
89	Kohl’s Corp.	5,305
50	Ollie’s Bargain Outlet Holdings, Inc. (a)	4,350
77	Target Corp.	15,252
		85,479

	Multi-Utilities — 2.2%
523	Ameren Corp.	42,551
181	Avista Corp.	8,643
189	CenterPoint Energy, Inc.	4,281
446	CMS Energy Corp.	27,304
753	Consolidated Edison, Inc.	56,324
448	DTE Energy Co.	59,647
775	MDU Resources Group, Inc.	24,498
356	NiSource, Inc.	8,583
124	NorthWestern Corp.	8,085
1,167	Public Service Enterprise Group, Inc.	70,265
534	Sempra Energy	70,798
296	WEC Energy Group, Inc.	27,702
		408,681

	Oil, Gas & Consumable Fuels — 2.8%
706	Antero Midstream Corp.	6,375
288	APA Corp.	5,155
204	Cheniere Energy, Inc. (a)	14,690
483	Chevron Corp.	50,614
231	Clean Energy Fuels Corp. (a)	3,174
680	ConocoPhillips	36,020
84	Diamondback Energy, Inc.	6,173
818	EOG Resources, Inc.	59,330
2,031	Equitrans Midstream Corp.	16,573
1,320	Exxon Mobil Corp.	73,696
158	HollyFrontier Corp.	5,653
1,991	Kinder Morgan, Inc.	33,150
2,448	Marathon Oil Corp.	26,145
150	Murphy Oil Corp.	2,461
319	ONEOK, Inc.	16,161
265	PDC Energy, Inc. (a)	9,116
358	Pioneer Natural Resources Co.	56,858

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
128	Renewable Energy Group, Inc. (a)	$8,453
722	Valero Energy Corp.	51,695
679	Williams (The) Cos., Inc.	16,085
291	World Fuel Services Corp.	10,243
		507,820

	Paper & Forest Products — 0.1%
172	Domtar Corp.	6,355
146	Louisiana-Pacific Corp.	8,097
180	Schweitzer-Mauduit International, Inc.	8,815
		23,267

	Personal Products — 0.3%
1,292	Coty, Inc., Class A (a)	11,641
157	Edgewell Personal Care Co.	6,217
144	elf Beauty, Inc. (a)	3,863
170	Herbalife Nutrition Ltd. (a)	7,541
28	Medifast, Inc.	5,931
100	Nu Skin Enterprises, Inc., Class A	5,289
71	USANA Health Sciences, Inc. (a)	6,930
		47,412

	Pharmaceuticals — 1.0%
43	Arvinas, Inc. (a)	2,842
523	Catalent, Inc. (a)	55,077
277	Corcept Therapeutics, Inc. (a)	6,590
133	Elanco Animal Health, Inc. (a)	3,917
1,263	Endo International PLC (a)	9,359
112	Horizon Therapeutics PLC (a)	10,308
74	Jazz Pharmaceuticals PLC (a)	12,163
86	Johnson & Johnson	14,134
120	NGM Biopharmaceuticals, Inc. (a)	3,488
438	Ocular Therapeutix, Inc. (a)	7,188
274	Perrigo Co. PLC	11,089
739	Pfizer, Inc.	26,774
260	Prestige Consumer Healthcare, Inc. (a)	11,461
361	Supernus Pharmaceuticals, Inc. (a)	9,451
		183,841

	Professional Services — 0.9%
43	ASGN, Inc. (a)	4,104
94	Booz Allen Hamilton Holding Corp.	7,570
82	CACI International, Inc., Class A (a)	20,226
205	CBIZ, Inc. (a)	6,695
106	CoreLogic, Inc.	8,401
15	CoStar Group, Inc. (a)	12,328
45	Exponent, Inc.	4,385
37	FTI Consulting, Inc. (a)	5,184
73	ICF International, Inc.	6,380
22	Insperity, Inc.	1,842
75	Jacobs Engineering Group, Inc.	9,695
86	Kforce, Inc.	4,610

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Professional Services (Continued)
116	Leidos Holdings, Inc.	$11,168
45	ManpowerGroup, Inc.	4,451
41	ManTech International Corp., Class A	3,565
196	Robert Half International, Inc.	15,302
129	Science Applications International Corp.	10,783
152	TriNet Group, Inc. (a)	11,850
263	Upwork, Inc. (a)	11,775
		160,314

	Real Estate Management & Development — 0.8%
651	CBRE Group, Inc., Class A (a)	51,501
288	eXp World Holdings, Inc. (a)	13,118
360	Forestar Group, Inc. (a)	8,381
23	Howard Hughes (The) Corp. (a)	2,188
138	Jones Lang LaSalle, Inc. (a)	24,707
97	Marcus & Millichap, Inc. (a)	3,269
995	Newmark Group, Inc., Class A	9,955
297	Redfin Corp. (a)	19,777
214	St Joe (The) Co.	9,181
		142,077

	Road & Rail — 1.0%
45	AMERCO	27,567
213	ArcBest Corp.	14,989
146	Avis Budget Group, Inc. (a)	10,591
60	J.B. Hunt Transport Services, Inc.	10,084
61	Landstar System, Inc.	10,069
249	Lyft, Inc., Class A (a)	15,732
88	Ryder System, Inc.	6,657
40	Saia, Inc. (a)	9,223
438	Schneider National, Inc., Class B	10,937
1,067	Uber Technologies, Inc. (a)	58,162
		174,011

	Semiconductors & Semiconductor Equipment — 5.1%
22	ACM Research, Inc., Class A (a)	1,777
75	Advanced Energy Industries, Inc.	8,188
593	Advanced Micro Devices, Inc. (a)	46,550
601	Amkor Technology, Inc.	14,250
315	Applied Materials, Inc.	42,084
125	Axcelis Technologies, Inc. (a)	5,136
62	Broadcom, Inc.	28,747
60	Brooks Automation, Inc.	4,899
149	Cirrus Logic, Inc. (a)	12,634
27	CMC Materials, Inc.	4,773
190	Cohu, Inc. (a)	7,950
116	Enphase Energy, Inc. (a)	18,810
212	Entegris, Inc.	23,702
83	First Solar, Inc. (a)	7,246
169	FormFactor, Inc. (a)	7,623
60	Ichor Holdings Ltd. (a)	3,228

Shares	Description	Value
	Common Stocks (Continued)
	Semiconductors & Semiconductor Equipment (Continued)
87	Impinj, Inc. (a)	$4,948
1,365	Intel Corp.	87,360
210	KLA Corp.	69,384
144	Lam Research Corp.	85,714
356	Lattice Semiconductor Corp. (a)	16,027
132	MACOM Technology Solutions Holdings, Inc. (a)	7,659
859	Marvell Technology Group Ltd.	42,074
190	MaxLinear, Inc. (a)	6,475
99	Microchip Technology, Inc.	15,367
724	Micron Technology, Inc. (a)	63,864
81	MKS Instruments, Inc.	15,019
56	Monolithic Power Systems, Inc.	19,780
26	NVIDIA Corp.	13,882
249	ON Semiconductor Corp. (a)	10,361
66	Power Integrations, Inc.	5,378
409	Qorvo, Inc. (a)	74,724
357	QUALCOMM, Inc.	47,335
25	Semtech Corp. (a)	1,725
32	Silicon Laboratories, Inc. (a)	4,514
32	SiTime Corp. (a)	3,155
48	SMART Global Holdings, Inc. (a)	2,209
19	Synaptics, Inc. (a)	2,573
567	Teradyne, Inc.	68,992
116	Ultra Clean Holdings, Inc. (a)	6,733
53	Universal Display Corp.	12,549
313	Veeco Instruments, Inc. (a)	6,492
		931,890

	Software — 6.3%
263	8x8, Inc. (a)	8,532
94	ACI Worldwide, Inc. (a)	3,577
142	Agilysys, Inc. (a)	6,810
88	Alarm.com Holdings, Inc. (a)	7,601
62	Altair Engineering, Inc., Class A (a)	3,879
34	Alteryx, Inc., Class A (a)	2,821
170	Anaplan, Inc. (a)	9,154
56	Appian Corp. (a)	7,445
134	Autodesk, Inc. (a)	37,138
99	Avalara, Inc. (a)	13,210
150	Bill.com Holdings, Inc. (a)	21,825
153	Blackline, Inc. (a)	16,585
399	Cadence Design Systems, Inc. (a)	54,659
158	CDK Global, Inc.	8,541
90	Cerence, Inc. (a)	8,062
115	Ceridian HCM Holding, Inc. (a)	9,691
269	Cloudflare, Inc., Class A (a)	18,900
33	CommVault Systems, Inc. (a)	2,128
120	Coupa Software, Inc. (a)	30,538
321	Crowdstrike Holdings, Inc., Class A (a)	58,586
160	Digital Turbine, Inc. (a)	12,858
61	DocuSign, Inc. (a)	12,349
142	Domo, Inc., Class B (a)	7,993

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
368	Dropbox, Inc., Class A (a)	$9,811
94	Dynatrace, Inc. (a)	4,535
191	Ebix, Inc.	6,118
140	Elastic N.V. (a)	15,568
50	Envestnet, Inc. (a)	3,611
55	Everbridge, Inc. (a)	6,665
16	Fair Isaac Corp. (a)	7,777
315	FireEye, Inc. (a)	6,165
117	Five9, Inc. (a)	18,291
92	Fortinet, Inc. (a)	16,967
32	Guidewire Software, Inc. (a)	3,252
51	HubSpot, Inc. (a)	23,165
60	InterDigital, Inc.	3,807
72	Intuit, Inc.	27,580
56	J2 Global, Inc. (a)	6,712
58	LivePerson, Inc. (a)	3,059
246	Medallia, Inc. (a)	6,861
32	Mimecast Ltd. (a)	1,287
62	New Relic, Inc. (a)	3,812
370	Nuance Communications, Inc. (a)	16,147
384	Nutanix, Inc., Class A (a)	10,199
131	PagerDuty, Inc. (a)	5,270
191	Palo Alto Networks, Inc. (a)	61,513
150	Paycom Software, Inc. (a)	55,509
79	Paylocity Holding Corp. (a)	14,207
61	Pegasystems, Inc.	6,975
90	Proofpoint, Inc. (a)	11,321
171	PTC, Inc. (a)	23,538
129	Q2 Holdings, Inc. (a)	12,926
57	QAD, Inc., Class A	3,795
67	Qualys, Inc. (a)	7,020
80	Rapid7, Inc. (a)	5,969
144	RingCentral, Inc., Class A (a)	42,895
136	Sailpoint Technologies Holding, Inc. (a)	6,887
74	ServiceNow, Inc. (a)	37,008
236	Smartsheet, Inc., Class A (a)	15,085
80	Sprout Social, Inc., Class A (a)	4,621
33	SPS Commerce, Inc. (a)	3,277
187	SS&C Technologies Holdings, Inc.	13,066
157	Synopsys, Inc. (a)	38,901
139	Tenable Holdings, Inc. (a)	5,030
161	Teradata Corp. (a)	6,205
85	Trade Desk (The), Inc., Class A (a)	55,391
31	Tyler Technologies, Inc. (a)	13,160
40	Upland Software, Inc. (a)	1,888
66	Varonis Systems, Inc. (a)	3,388
106	Verint Systems, Inc. (a)	4,822
255	Veritone, Inc. (a)	6,115
57	Workday, Inc., Class A (a)	14,160
79	Workiva, Inc. (a)	6,972
143	Zendesk, Inc. (a)	18,965
40	Zoom Video Communications, Inc., Class A (a)	12,852

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
341	Zscaler, Inc. (a)	$58,539
		1,141,541

	Specialty Retail — 2.7%
356	Abercrombie & Fitch Co., Class A (a)	12,214
78	Advance Auto Parts, Inc.	14,312
37	Asbury Automotive Group, Inc. (a)	7,271
292	AutoNation, Inc. (a)	27,220
102	Bed Bath & Beyond, Inc. (a)	2,973
545	Best Buy Co., Inc.	62,572
212	Blink Charging Co. (a) (b)	8,713
42	Boot Barn Holdings, Inc. (a)	2,617
186	Buckle (The), Inc.	7,306
31	Burlington Stores, Inc. (a)	9,263
144	CarMax, Inc. (a)	19,103
51	Carvana Co. (a)	13,382
129	Dick’s Sporting Goods, Inc.	9,823
93	Five Below, Inc. (a)	17,744
220	Floor & Decor Holdings, Inc., Class A (a)	21,006
224	Foot Locker, Inc.	12,600
55	Group 1 Automotive, Inc.	8,679
226	GrowGeneration Corp. (a)	11,230
28	Lithia Motors, Inc., Class A	10,923
170	Lowe’s Cos., Inc.	32,331
295	Lumber Liquidators Holdings, Inc. (a)	7,410
697	Michaels (The) Cos., Inc. (a)	15,292
34	Monro, Inc.	2,237
40	National Vision Holdings, Inc. (a)	1,753
122	Penske Automotive Group, Inc.	9,789
190	Rent-A-Center, Inc.	10,955
36	RH (a)	21,478
67	Signet Jewelers Ltd. (a)	3,885
111	Sleep Number Corp. (a)	15,927
97	Tractor Supply Co.	17,177
43	Ulta Beauty, Inc. (a)	13,294
142	Urban Outfitters, Inc. (a)	5,281
200	Williams-Sonoma, Inc.	35,840
247	Zumiez, Inc. (a)	10,596
		482,196

	Technology Hardware, Storage & Peripherals — 1.0%
308	Apple, Inc.	37,622
557	Dell Technologies, Inc., Class C (a)	49,099
1,378	Hewlett Packard Enterprise Co.	21,690
145	NCR Corp. (a)	5,503
123	NetApp, Inc.	8,938
722	Pure Storage, Inc., Class A (a)	15,552
197	Seagate Technology PLC	15,120
172	Super Micro Computer, Inc. (a)	6,718
221	Western Digital Corp.	14,752

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Technology Hardware, Storage & Peripherals (Continued)
391	Xerox Holdings Corp.	$9,490
		184,484

	Textiles, Apparel & Luxury Goods — 0.5%
19	Carter’s, Inc.	1,690
93	Columbia Sportswear Co.	9,824
116	Crocs, Inc. (a)	9,332
71	Deckers Outdoor Corp. (a)	23,460
382	G-III Apparel Group Ltd. (a)	11,513
1,120	Hanesbrands, Inc.	22,030
227	Skechers U.S.A., Inc., Class A (a)	9,468
233	Tapestry, Inc. (a)	9,602
		96,919

	Thrifts & Mortgage Finance — 0.9%
145	Axos Financial, Inc. (a)	6,816
145	Capitol Federal Financial, Inc.	1,921
472	Essent Group Ltd.	22,415
223	Flagstar Bancorp, Inc.	10,057
344	Kearny Financial Corp.	4,155
198	Meta Financial Group, Inc.	8,971
723	MGIC Investment Corp.	10,014
292	Mr. Cooper Group, Inc. (a)	10,150
1,548	New York Community Bancorp, Inc.	19,536
400	NMI Holdings, Inc., Class A (a)	9,456
142	Northwest Bancshares, Inc.	2,052
111	PennyMac Financial Services, Inc.	7,423
237	Premier Financial Corp.	7,883
303	Provident Financial Services, Inc.	6,751
448	Radian Group, Inc.	10,416
79	Walker & Dunlop, Inc.	8,116
282	Washington Federal, Inc.	8,686
81	WSFS Financial Corp.	4,033
		158,851

	Tobacco — 0.1%
187	Universal Corp.	11,031

	Trading Companies & Distributors — 0.7%
204	Air Lease Corp.	9,996
47	Applied Industrial Technologies, Inc.	4,285
45	Beacon Roofing Supply, Inc. (a)	2,355
190	Boise Cascade Co.	11,368
87	GATX Corp.	8,068
119	GMS, Inc. (a)	4,968
122	H&E Equipment Services, Inc.	4,636
82	Herc Holdings, Inc. (a)	8,309
43	MSC Industrial Direct Co., Inc., Class A	3,878
88	Rush Enterprises, Inc., Class A	4,385
129	SiteOne Landscape Supply, Inc. (a)	22,026
51	Systemax, Inc.	2,097

Shares	Description	Value
	Common Stocks (Continued)
	Trading Companies & Distributors (Continued)
37	Triton International Ltd.	$2,035
88	United Rentals, Inc. (a)	28,979
95	Univar Solutions, Inc. (a)	2,046
36	Watsco, Inc.	9,387
46	WESCO International, Inc. (a)	3,980
		132,798

	Water Utilities — 0.0%
86	Essential Utilities, Inc.	3,848
26	SJW Group	1,638
		5,486

	Wireless Telecommunication Services — 0.3%
488	Telephone and Data Systems, Inc.	11,204
202	T-Mobile US, Inc. (a)	25,309
296	United States Cellular Corp. (a)	10,798
		47,311

	Total Common Stocks — 99.9%	18,170,017
	(Cost $13,831,741)

	Money Market Funds — 0.2%
19,849	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 0.02% (d) (e)	19,849
10,758	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (d)	10,758
	Total Money Market Funds — 0.2%	30,607
	(Cost $30,607)

	Total Investments — 100.1%	18,200,624
	(Cost $13,862,348) (f)
	Net Other Assets and Liabilities — (0.1)%	(13,661)
	Net Assets — 100.0%	$18,186,963

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan for securities lending. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. The aggregate value of such securities is $19,323 and the total value of the collateral held by the Fund is $19,849.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended.
(d)	Rate shown reflects yield as of March 31, 2021.
(e)	This security serves as collateral for securities on loan.

First Trust Total US Market AlphaDEX® ETF (TUSA)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

(f)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $4,472,558 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $134,282. The net unrealized appreciation was $4,338,276.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$18,170,017	$—	$—
Money Market Funds	30,607	—	—
Total Investments	$18,200,624	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 1.7%
186	Boeing (The) Co. (a)	$47,378
77	General Dynamics Corp.	13,980
14	HEICO Corp.	1,761
64	L3Harris Technologies, Inc.	12,971
84	Lockheed Martin Corp.	31,038
48	Northrop Grumman Corp.	15,535
485	Raytheon Technologies Corp.	37,476
9	Teledyne Technologies, Inc. (a)	3,723
14	TransDigm Group, Inc. (a)	8,231
		172,093

	Air Freight & Logistics — 0.6%
51	Expeditors International of Washington, Inc.	5,492
74	FedEx Corp.	21,019
230	United Parcel Service, Inc., Class B	39,098
		65,609

	Airlines — 0.2%
204	Delta Air Lines, Inc. (a)	9,849
168	Southwest Airlines Co. (a)	10,258
91	United Airlines Holdings, Inc. (a)	5,236
		25,343

	Auto Components — 0.1%
79	Aptiv PLC (a)	10,894

	Automobiles — 2.0%
1,247	Ford Motor Co. (a)	15,276
382	General Motors Co. (a)	21,950
251	Tesla, Inc. (a)	167,650
		204,876

	Banks — 4.5%
2,425	Bank of America Corp.	93,823
666	Citigroup, Inc.	48,451
117	Citizens Financial Group, Inc.	5,166
195	Fifth Third Bancorp	7,303
56	First Republic Bank	9,338
305	Huntington Bancshares, Inc.	4,795
974	JPMorgan Chase & Co.	148,272
269	KeyCorp	5,375
38	M&T Bank Corp.	5,761
127	PNC Financial Services Group (The), Inc.	22,277
288	Regions Financial Corp.	5,950
16	SVB Financial Group (a)	7,899
404	Truist Financial Corp.	23,561
436	U.S. Bancorp	24,115
1,319	Wells Fargo & Co.	51,533
		463,619

	Beverages — 1.6%
99	Brown-Forman Corp., Class B	6,828
1,251	Coca-Cola (The) Co.	65,940

Shares	Description	Value
	Common Stocks (Continued)
	Beverages (Continued)
54	Constellation Brands, Inc., Class A	$12,312
260	Keurig Dr Pepper, Inc.	8,936
111	Monster Beverage Corp. (a)	10,111
440	PepsiCo, Inc.	62,238
		166,365

	Biotechnology — 2.1%
564	AbbVie, Inc.	61,036
66	Alexion Pharmaceuticals, Inc. (a)	10,092
29	Alnylam Pharmaceuticals, Inc. (a)	4,095
164	Amgen, Inc.	40,805
41	Biogen, Inc. (a)	11,470
42	BioMarin Pharmaceutical, Inc. (a)	3,171
45	Exact Sciences Corp. (a)	5,930
337	Gilead Sciences, Inc.	21,780
55	Incyte Corp. (a)	4,470
110	Moderna, Inc. (a)	14,404
19	Novavax, Inc. (a)	3,445
26	Regeneron Pharmaceuticals, Inc. (a)	12,302
52	Seagen, Inc. (a)	7,221
71	Vertex Pharmaceuticals, Inc. (a)	15,257
		215,478

	Building Products — 0.4%
247	Carrier Global Corp.	10,428
229	Johnson Controls International PLC	13,665
78	Masco Corp.	4,672
76	Trane Technologies PLC	12,583
		41,348

	Capital Markets — 3.1%
35	Ameriprise Financial, Inc.	8,136
258	Bank of New York Mellon (The) Corp.	12,201
46	BlackRock, Inc.	34,682
218	Blackstone Group (The), Inc.	16,248
535	Charles Schwab (The) Corp.	34,871
104	CME Group, Inc.	21,240
97	Franklin Resources, Inc.	2,871
110	Goldman Sachs Group (The), Inc.	35,970
179	Intercontinental Exchange, Inc.	19,991
184	KKR & Co., Inc.	8,988
11	MarketAxess Holdings, Inc.	5,477
52	Moody’s Corp.	15,528
428	Morgan Stanley	33,238
25	MSCI, Inc.	10,482
34	Nasdaq, Inc.	5,014
66	Northern Trust Corp.	6,937
40	Raymond James Financial, Inc.	4,902
77	S&P Global, Inc.	27,171
106	State Street Corp.	8,905
68	T. Rowe Price Group, Inc.	11,669
		324,521

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Chemicals — 1.2%
66	Air Products and Chemicals, Inc.	$18,568
37	Albemarle Corp.	5,406
34	Celanese Corp.	5,094
237	Corteva, Inc.	11,049
221	Dow, Inc.	14,131
161	DuPont de Nemours, Inc.	12,442
37	Eastman Chemical Co.	4,074
81	Ecolab, Inc.	17,340
41	FMC Corp.	4,535
63	LyondellBasell Industries N.V., Class A	6,555
72	PPG Industries, Inc.	10,819
26	Sherwin-Williams (The) Co.	19,188
		129,201

	Commercial Services & Supplies — 0.4%
29	Cintas Corp.	9,898
70	Copart, Inc. (a)	7,603
67	Republic Services, Inc.	6,656
86	Rollins, Inc.	2,960
128	Waste Management, Inc.	16,515
		43,632

	Communications Equipment — 0.8%
19	Arista Networks, Inc. (a)	5,736
1,347	Cisco Systems, Inc.	69,653
51	Motorola Solutions, Inc.	9,590
2	Ubiquiti, Inc.	597
		85,576

	Construction Materials — 0.1%
19	Martin Marietta Materials, Inc.	6,381
39	Vulcan Materials Co.	6,581
		12,962

	Consumer Finance — 0.7%
119	Ally Financial, Inc.	5,380
208	American Express Co.	29,419
138	Capital One Financial Corp.	17,558
92	Discover Financial Services	8,739
160	Synchrony Financial	6,506
		67,602

	Containers & Packaging — 0.2%
23	Avery Dennison Corp.	4,224
92	Ball Corp.	7,796
104	International Paper Co.	5,623
23	Packaging Corp. of America	3,093
		20,736

	Distributors — 0.1%
43	Genuine Parts Co.	4,970

Shares	Description	Value
	Common Stocks (Continued)
	Distributors (Continued)
11	Pool Corp.	$3,798
		8,768

	Diversified Financial Services — 1.0%
411	Berkshire Hathaway, Inc., Class B (a)	104,998

	Diversified Telecommunication Services — 1.4%
2,276	AT&T, Inc.	68,895
298	Lumen Technologies, Inc.	3,978
1,321	Verizon Communications, Inc.	76,816
		149,689

	Electric Utilities — 1.5%
141	American Electric Power Co., Inc.	11,943
19	Avangrid, Inc.	946
233	Duke Energy Corp.	22,492
115	Edison International	6,739
61	Entergy Corp.	6,068
95	Eversource Energy	8,226
296	Exelon Corp.	12,947
165	FirstEnergy Corp.	5,724
594	NextEra Energy, Inc.	44,912
437	PG&E Corp. (a)	5,117
231	PPL Corp.	6,662
320	Southern (The) Co.	19,891
141	Xcel Energy, Inc.	9,378
		161,045

	Electrical Equipment — 0.7%
74	AMETEK, Inc.	9,452
127	Eaton Corp. PLC	17,562
191	Emerson Electric Co.	17,232
17	Generac Holdings, Inc. (a)	5,567
149	Plug Power, Inc. (a)	5,340
37	Rockwell Automation, Inc.	9,821
50	Sunrun, Inc. (a)	3,024
		67,998

	Electronic Equipment, Instruments & Components — 0.6%
166	Amphenol Corp., Class A	10,951
45	CDW Corp.	7,459
49	Cognex Corp.	4,066
245	Corning, Inc.	10,660
52	Keysight Technologies, Inc. (a)	7,457
100	TE Connectivity Ltd.	12,911
66	Trimble, Inc. (a)	5,134
16	Zebra Technologies Corp., Class A (a)	7,763
		66,401

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Energy Equipment & Services — 0.2%
167	Baker Hughes Co.	$3,609
264	Halliburton Co.	5,665
446	Schlumberger N.V.	12,127
		21,401

	Entertainment — 2.2%
220	Activision Blizzard, Inc.	20,460
86	Electronic Arts, Inc.	11,642
49	Liberty Media Corp.-Liberty Formula One, Class C (a)	2,121
48	Live Nation Entertainment, Inc. (a)	4,063
131	Netflix, Inc. (a)	68,337
32	Roku, Inc. (a)	10,425
34	Take-Two Interactive Software, Inc. (a)	6,008
579	Walt Disney (The) Co. (a)	106,837
		229,893

	Equity Real Estate Investment Trusts — 2.3%
37	Alexandria Real Estate Equities, Inc.	6,079
135	American Tower Corp.	32,273
41	AvalonBay Communities, Inc.	7,565
42	Boston Properties, Inc.	4,253
138	Crown Castle International Corp.	23,754
79	Digital Realty Trust, Inc.	11,126
111	Duke Realty Corp.	4,654
27	Equinix, Inc.	18,349
101	Equity Residential	7,235
19	Essex Property Trust, Inc.	5,165
39	Extra Space Storage, Inc.	5,170
160	Healthpeak Properties, Inc.	5,078
170	Invitation Homes, Inc.	5,438
34	Mid-America Apartment Communities, Inc.	4,908
222	Prologis, Inc.	23,532
46	Public Storage	11,351
112	Realty Income Corp.	7,112
33	SBA Communications Corp.	9,159
97	Simon Property Group, Inc.	11,036
32	Sun Communities, Inc.	4,801
105	Ventas, Inc.	5,601
163	VICI Properties, Inc.	4,603
124	Welltower, Inc.	8,882
205	Weyerhaeuser Co.	7,298
		234,422

	Food & Staples Retailing — 1.4%
141	Costco Wholesale Corp.	49,700
226	Kroger (The) Co.	8,134
163	Sysco Corp.	12,834
229	Walgreens Boots Alliance, Inc.	12,572

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
460	Walmart, Inc.	$62,482
		145,722

	Food Products — 0.9%
162	Archer-Daniels-Midland Co.	9,234
66	Campbell Soup Co.	3,318
137	Conagra Brands, Inc.	5,151
195	General Mills, Inc.	11,957
43	Hershey (The) Co.	6,801
91	Hormel Foods Corp.	4,348
33	J.M. Smucker (The) Co.	4,176
83	Kellogg Co.	5,254
219	Kraft Heinz (The) Co.	8,760
64	McCormick & Co., Inc.	5,706
451	Mondelez International, Inc., Class A	26,397
94	Tyson Foods, Inc., Class A	6,984
		98,086

	Health Care Equipment & Supplies — 3.6%
565	Abbott Laboratories	67,710
13	ABIOMED, Inc. (a)	4,143
23	Align Technology, Inc. (a)	12,455
153	Baxter International, Inc.	12,904
87	Becton, Dickinson and Co.	21,154
452	Boston Scientific Corp. (a)	17,470
14	Cooper (The) Cos., Inc.	5,377
214	Danaher Corp.	48,167
25	Dexcom, Inc. (a)	8,985
189	Edwards Lifesciences Corp. (a)	15,808
57	Hologic, Inc. (a)	4,240
26	IDEXX Laboratories, Inc. (a)	12,722
14	Insulet Corp. (a)	3,653
35	Intuitive Surgical, Inc. (a)	25,863
14	Masimo Corp. (a)	3,215
408	Medtronic PLC	48,197
19	Novocure Ltd. (a)	2,511
41	ResMed, Inc.	7,955
24	STERIS PLC	4,572
104	Stryker Corp.	25,332
13	Teleflex, Inc.	5,401
21	West Pharmaceutical Services, Inc.	5,917
63	Zimmer Biomet Holdings, Inc.	10,085
		373,836

	Health Care Providers & Services — 2.6%
47	AmerisourceBergen Corp.	5,549
78	Anthem, Inc.	27,998
88	Cardinal Health, Inc.	5,346
150	Centene Corp. (a)	9,586
103	Cigna Corp.	24,899
418	CVS Health Corp.	31,446

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Health Care Providers & Services (Continued)
23	DaVita, Inc. (a)	$2,479
30	Guardant Health, Inc. (a)	4,579
78	HCA Healthcare, Inc.	14,691
35	Humana, Inc.	14,674
31	Laboratory Corp. of America Holdings (a)	7,906
48	McKesson Corp.	9,362
14	Molina Healthcare, Inc. (a)	3,273
40	Quest Diagnostics, Inc.	5,134
288	UnitedHealth Group, Inc.	107,156
		274,078

	Health Care Technology — 0.2%
93	Cerner Corp.	6,685
43	Teladoc Health, Inc. (a)	7,815
40	Veeva Systems, Inc., Class A (a)	10,450
		24,950

	Hotels, Restaurants & Leisure — 2.1%
13	Booking Holdings, Inc. (a)	30,288
45	Caesars Entertainment, Inc. (a)	3,935
253	Carnival Corp. (a)	6,715
8	Chipotle Mexican Grill, Inc. (a)	11,367
35	Darden Restaurants, Inc.	4,970
11	Domino’s Pizza, Inc.	4,046
119	DraftKings, Inc., Class A (a)	7,298
35	Expedia Group, Inc. (a)	6,024
77	Hilton Worldwide Holdings, Inc. (a)	9,311
105	Las Vegas Sands Corp. (a)	6,380
92	Marriott International, Inc., Class A (a)	13,626
238	McDonald’s Corp.	53,345
139	MGM Resorts International	5,281
38	Penn National Gaming, Inc. (a)	3,984
58	Royal Caribbean Cruises Ltd. (a)	4,965
376	Starbucks Corp.	41,085
80	Yum! Brands, Inc.	8,654
		221,274

	Household Durables — 0.3%
101	D.R. Horton, Inc.	9,001
48	Garmin Ltd.	6,329
75	Lennar Corp., Class A	7,592
1	NVR, Inc. (a)	4,711
		27,633

	Household Products — 1.5%
74	Church & Dwight Co., Inc.	6,464
37	Clorox (The) Co.	7,136
271	Colgate-Palmolive Co.	21,363
102	Kimberly-Clark Corp.	14,183

Shares	Description	Value
	Common Stocks (Continued)
	Household Products (Continued)
786	Procter & Gamble (The) Co.	$106,448
		155,594

	Independent Power and Renewable Electricity Producers — 0.0%
174	AES (The) Corp.	4,665

	Industrial Conglomerates — 1.2%
185	3M Co.	35,646
2,574	General Electric Co.	33,797
222	Honeywell International, Inc.	48,189
29	Roper Technologies, Inc.	11,697
		129,329

	Insurance — 1.7%
202	Aflac, Inc.	10,338
92	Allstate (The) Corp.	10,571
257	American International Group, Inc.	11,876
69	Aon PLC, Class A	15,878
108	Arch Capital Group Ltd. (a)	4,144
58	Arthur J. Gallagher & Co.	7,237
136	Chubb Ltd.	21,484
43	Cincinnati Financial Corp.	4,433
108	Hartford Financial Services Group (The), Inc.	7,213
59	Loews Corp.	3,025
4	Markel Corp. (a)	4,558
143	Marsh & McLennan Cos., Inc.	17,417
240	MetLife, Inc.	14,590
71	Principal Financial Group, Inc.	4,257
178	Progressive (The) Corp.	17,019
119	Prudential Financial, Inc.	10,841
72	Travelers (The) Cos., Inc.	10,829
		175,710

	Interactive Media & Services — 4.6%
96	Alphabet, Inc., Class A (a)	198,002
729	Facebook, Inc., Class A (a)	214,712
25	IAC/InterActiveCorp (a)	5,408
75	Match Group, Inc. (a)	10,304
170	Pinterest, Inc., Class A (a)	12,585
332	Snap, Inc., Class A (a)	17,360
255	Twitter, Inc. (a)	16,226
44	Zillow Group, Inc., Class C (a)	5,704
		480,301

	Internet & Direct Marketing Retail — 4.3%
138	Amazon.com, Inc. (a)	426,983
217	eBay, Inc.	13,289
35	Etsy, Inc. (a)	7,058
18	Wayfair, Inc., Class A (a)	5,666
		452,996

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	IT Services — 5.9%
211	Accenture PLC, Class A	$58,289
49	Akamai Technologies, Inc. (a)	4,993
137	Automatic Data Processing, Inc.	25,820
36	Black Knight, Inc. (a)	2,664
35	Broadridge Financial Solutions, Inc.	5,359
169	Cognizant Technology Solutions Corp., Class A	13,202
18	EPAM Systems, Inc. (a)	7,140
188	Fidelity National Information Services, Inc.	26,435
169	Fiserv, Inc. (a)	20,118
22	FleetCor Technologies, Inc. (a)	5,910
28	Gartner, Inc. (a)	5,111
78	Global Payments, Inc.	15,723
48	GoDaddy, Inc., Class A (a)	3,726
285	International Business Machines Corp.	37,979
280	Mastercard, Inc., Class A	99,694
15	MongoDB, Inc. (a)	4,011
36	Okta, Inc. (a)	7,936
96	Paychex, Inc.	9,410
374	PayPal Holdings, Inc. (a)	90,822
124	Square, Inc., Class A (a)	28,154
51	Twilio, Inc., Class A (a)	17,379
32	VeriSign, Inc. (a)	6,360
541	Visa, Inc., Class A	114,546
		610,781

	Leisure Products — 0.1%
37	Hasbro, Inc.	3,556
79	Peloton Interactive, Inc., Class A (a)	8,883
		12,439

	Life Sciences Tools & Services — 1.2%
24	10X Genomics, Inc., Class A (a)	4,344
85	Agilent Technologies, Inc.	10,807
154	Avantor, Inc. (a)	4,455
6	Bio-Rad Laboratories, Inc., Class A (a)	3,427
11	Bio-Techne Corp.	4,201
15	Charles River Laboratories International, Inc. (a)	4,348
38	Illumina, Inc. (a)	14,594
61	IQVIA Holdings, Inc. (a)	11,782
7	Mettler-Toledo International, Inc. (a)	8,090
32	PerkinElmer, Inc.	4,105
119	Thermo Fisher Scientific, Inc.	54,309
17	Waters Corp. (a)	4,831
		129,293

	Machinery — 1.7%
174	Caterpillar, Inc.	40,345
44	Cummins, Inc.	11,401

Shares	Description	Value
	Common Stocks (Continued)
	Machinery (Continued)
90	Deere & Co.	$33,673
43	Dover Corp.	5,896
98	Fortive Corp.	6,923
23	IDEX Corp.	4,814
86	Illinois Tool Works, Inc.	19,051
98	Ingersoll Rand, Inc. (a)	4,822
138	Otis Worldwide Corp.	9,446
103	PACCAR, Inc.	9,571
41	Parker-Hannifin Corp.	12,933
45	Stanley Black & Decker, Inc.	8,985
60	Westinghouse Air Brake Technologies Corp.	4,750
52	Xylem, Inc.	5,469
		178,079

	Media — 1.3%
40	Charter Communications, Inc., Class A (a)	24,681
1,459	Comcast Corp., Class A	78,946
39	Discovery, Inc., Class A (a)	1,695
98	Fox Corp., Class A	3,539
53	Liberty Broadband Corp., Class C (a)	7,958
64	Omnicom Group, Inc.	4,746
317	Sirius XM Holdings, Inc.	1,930
147	ViacomCBS, Inc., Class B	6,630
		130,125

	Metals & Mining — 0.4%
465	Freeport-McMoRan, Inc. (a)	15,312
240	Newmont Corp.	14,465
81	Nucor Corp.	6,502
		36,279

	Multiline Retail — 0.5%
72	Dollar General Corp.	14,588
71	Dollar Tree, Inc. (a)	8,127
152	Target Corp.	30,107
		52,822

	Multi-Utilities — 0.7%
70	Ameren Corp.	5,695
81	CMS Energy Corp.	4,959
102	Consolidated Edison, Inc.	7,630
257	Dominion Energy, Inc.	19,522
47	DTE Energy Co.	6,257
144	Public Service Enterprise Group, Inc.	8,670
79	Sempra Energy	10,474
88	WEC Energy Group, Inc.	8,236
		71,443

	Oil, Gas & Consumable Fuels — 2.5%
77	Cheniere Energy, Inc. (a)	5,545
615	Chevron Corp.	64,446

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
432	ConocoPhillips	$22,883
145	EOG Resources, Inc.	10,517
1,351	Exxon Mobil Corp.	75,426
78	Hess Corp.	5,519
643	Kinder Morgan, Inc.	10,706
195	Marathon Petroleum Corp.	10,431
297	Occidental Petroleum Corp.	7,906
133	ONEOK, Inc.	6,738
139	Phillips 66	11,334
69	Pioneer Natural Resources Co.	10,959
124	Valero Energy Corp.	8,878
368	Williams (The) Cos., Inc.	8,718
		260,006

	Personal Products — 0.2%
70	Estee Lauder (The) Cos., Inc., Class A	20,360

	Pharmaceuticals — 3.8%
715	Bristol-Myers Squibb Co.	45,138
48	Catalent, Inc. (a)	5,055
119	Elanco Animal Health, Inc. (a)	3,505
254	Eli Lilly and Co.	47,452
64	Horizon Therapeutics PLC (a)	5,891
839	Johnson & Johnson	137,890
767	Merck & Co., Inc.	59,128
1,780	Pfizer, Inc.	64,489
385	Viatris, Inc. (a)	5,378
152	Zoetis, Inc.	23,937
		397,863

	Professional Services — 0.4%
11	CoStar Group, Inc. (a)	9,041
34	Equifax, Inc.	6,158
39	Jacobs Engineering Group, Inc.	5,041
42	Leidos Holdings, Inc.	4,044
53	TransUnion	4,770
49	Verisk Analytics, Inc.	8,658
		37,712

	Real Estate Management & Development — 0.1%
101	CBRE Group, Inc., Class A (a)	7,990

	Road & Rail — 1.3%
204	CSX Corp.	19,670
25	J.B. Hunt Transport Services, Inc.	4,202
27	Kansas City Southern	7,126
75	Lyft, Inc., Class A (a)	4,738
80	Norfolk Southern Corp.	21,481
31	Old Dominion Freight Line, Inc.	7,453
520	Uber Technologies, Inc. (a)	28,345

Shares	Description	Value
	Common Stocks (Continued)
	Road & Rail (Continued)
214	Union Pacific Corp.	$47,168
		140,183

	Semiconductors & Semiconductor Equipment — 5.4%
387	Advanced Micro Devices, Inc. (a)	30,380
111	Analog Devices, Inc.	17,214
264	Applied Materials, Inc.	35,270
96	Broadcom, Inc.	44,511
37	Enphase Energy, Inc. (a)	6,000
37	Entegris, Inc.	4,137
1,232	Intel Corp.	78,848
41	KLA Corp.	13,546
41	Lam Research Corp.	24,405
159	Marvell Technology Group Ltd.	7,788
73	Maxim Integrated Products, Inc.	6,670
82	Microchip Technology, Inc.	12,728
357	Micron Technology, Inc. (a)	31,491
13	Monolithic Power Systems, Inc.	4,592
184	NVIDIA Corp.	98,243
72	NXP Semiconductors N.V.	14,496
120	ON Semiconductor Corp. (a)	4,993
34	Qorvo, Inc. (a)	6,212
363	QUALCOMM, Inc.	48,130
49	Skyworks Solutions, Inc.	8,991
50	Teradyne, Inc.	6,084
279	Texas Instruments, Inc.	52,728
74	Xilinx, Inc.	9,169
		566,626

	Software — 9.8%
136	Adobe, Inc. (a)	64,650
26	ANSYS, Inc. (a)	8,829
70	Autodesk, Inc. (a)	19,400
25	Avalara, Inc. (a)	3,336
84	Cadence Design Systems, Inc. (a)	11,507
24	Ceridian HCM Holding, Inc. (a)	2,022
33	Citrix Systems, Inc.	4,632
41	Cloudflare, Inc., Class A (a)	2,881
21	Coupa Software, Inc. (a)	5,344
60	Crowdstrike Holdings, Inc., Class A (a)	10,951
60	Datadog, Inc., Class A (a)	5,000
57	DocuSign, Inc. (a)	11,540
18	Elastic N.V. (a)	2,002
8	Fair Isaac Corp. (a)	3,888
43	Fortinet, Inc. (a)	7,930
13	HubSpot, Inc. (a)	5,905
80	Intuit, Inc.	30,645
2,407	Microsoft Corp.	567,498
145	NortonLifeLock, Inc.	3,083
86	Nuance Communications, Inc. (a)	3,753
573	Oracle Corp.	40,207

First Trust Dorsey Wright People’s Portfolio ETF (DWPP)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Software (Continued)
520	Palantir Technologies, Inc., Class A (a)	$12,111
31	Palo Alto Networks, Inc. (a)	9,984
15	Paycom Software, Inc. (a)	5,551
31	PTC, Inc. (a)	4,267
22	RingCentral, Inc., Class A (a)	6,553
255	salesforce.com, Inc. (a)	54,027
58	ServiceNow, Inc. (a)	29,006
43	Splunk, Inc. (a)	5,826
72	SS&C Technologies Holdings, Inc.	5,031
43	Synopsys, Inc. (a)	10,654
13	Trade Desk (The), Inc., Class A (a)	8,472
12	Tyler Technologies, Inc. (a)	5,094
26	VMware, Inc., Class A (a)	3,912
57	Workday, Inc., Class A (a)	14,160
35	Zendesk, Inc. (a)	4,642
65	Zoom Video Communications, Inc., Class A (a)	20,884
25	Zscaler, Inc. (a)	4,292
		1,019,469

	Specialty Retail — 2.4%
7	AutoZone, Inc. (a)	9,830
69	Best Buy Co., Inc.	7,922
16	Burlington Stores, Inc. (a)	4,781
46	CarMax, Inc. (a)	6,102
17	Carvana Co. (a)	4,461
14	GameStop Corp., Class A (a)	2,658
344	Home Depot (The), Inc.	105,006
234	Lowe’s Cos., Inc.	44,502
21	O’Reilly Automotive, Inc. (a)	10,652
99	Ross Stores, Inc.	11,871
383	TJX (The) Cos., Inc.	25,335
35	Tractor Supply Co.	6,198
18	Ulta Beauty, Inc. (a)	5,565
		244,883

	Technology Hardware, Storage & Peripherals — 6.4%
5,090	Apple, Inc.	621,743
84	Dell Technologies, Inc., Class C (a)	7,405
369	Hewlett Packard Enterprise Co.	5,808
370	HP, Inc.	11,747
50	NetApp, Inc.	3,634
71	Seagate Technology PLC	5,449
98	Western Digital Corp.	6,542
		662,328

	Textiles, Apparel & Luxury Goods — 0.6%
406	NIKE, Inc., Class B	53,953
104	VF Corp.	8,312
		62,265

Shares	Description	Value
	Common Stocks (Continued)
	Tobacco — 0.7%
558	Altria Group, Inc.	$28,548
472	Philip Morris International, Inc.	41,885
		70,433

	Trading Companies & Distributors — 0.2%
174	Fastenal Co.	8,749
23	United Rentals, Inc. (a)	7,574
15	W.W. Grainger, Inc.	6,014
		22,337

	Water Utilities — 0.1%
55	American Water Works Co., Inc.	8,246

	Wireless Telecommunication Services — 0.2%
190	T-Mobile US, Inc. (a)	23,805

	Total Investments — 100.0%	10,424,411
	(Cost $8,956,061) (b)
	Net Other Assets and Liabilities — 0.0%	1,676
	Net Assets — 100.0%	$10,426,087

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,569,309 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $100,959. The net unrealized appreciation was $1,468,350.

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$10,424,411	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 3.1%
9,595	Boeing (The) Co. (a)	$2,444,038

	Banks — 3.2%
16,541	JPMorgan Chase & Co.	2,518,037

	Beverages — 3.5%
51,293	Coca-Cola (The) Co.	2,703,654

	Biotechnology — 3.6%
11,214	Amgen, Inc.	2,790,155

	Capital Markets — 3.1%
7,406	Goldman Sachs Group (The), Inc.	2,421,762

	Chemicals — 3.3%
40,147	Dow, Inc.	2,566,999

	Communications Equipment — 3.5%
52,910	Cisco Systems, Inc.	2,735,976

	Consumer Finance — 3.1%
17,389	American Express Co.	2,459,500

	Diversified Telecommunication Services — 3.5%
46,433	Verizon Communications, Inc.	2,700,079

	Entertainment — 3.1%
13,101	Walt Disney (The) Co. (a)	2,417,397

	Food & Staples Retailing — 6.7%
48,545	Walgreens Boots Alliance, Inc.	2,665,120
19,260	Walmart, Inc.	2,616,086
		5,281,206

	Health Care Providers & Services — 3.4%
7,255	UnitedHealth Group, Inc.	2,699,368

	Hotels, Restaurants & Leisure — 3.5%
12,165	McDonald’s Corp.	2,726,663

	Household Products — 3.5%
20,159	Procter & Gamble (The) Co.	2,730,133

	Industrial Conglomerates — 6.8%
13,969	3M Co.	2,691,547
12,050	Honeywell International, Inc.	2,615,694
		5,307,241

	Insurance — 3.2%
16,424	Travelers (The) Cos., Inc.	2,470,170

	IT Services — 6.6%
20,241	International Business Machines Corp.	2,697,315
11,512	Visa, Inc., Class A	2,437,436
		5,134,751

Shares	Description	Value
	Common Stocks (Continued)
	Machinery — 3.3%
11,280	Caterpillar, Inc.	$2,615,494

	Oil, Gas & Consumable Fuels — 3.1%
23,154	Chevron Corp.	2,426,308

	Pharmaceuticals — 6.8%
16,185	Johnson & Johnson	2,660,005
34,626	Merck & Co., Inc.	2,669,318
		5,329,323

	Semiconductors & Semiconductor Equipment — 3.4%
41,065	Intel Corp.	2,628,160

	Software — 6.6%
10,957	Microsoft Corp.	2,583,332
12,173	salesforce.com, Inc. (a)	2,579,093
		5,162,425

	Specialty Retail — 3.7%
9,459	Home Depot (The), Inc.	2,887,360

	Technology Hardware, Storage & Peripherals — 3.3%
21,342	Apple, Inc.	2,606,925

	Textiles, Apparel & Luxury Goods — 3.1%
18,391	NIKE, Inc., Class B	2,443,980

	Total Investments — 100.0%	78,207,104
	(Cost $71,624,172) (b)
	Net Other Assets and Liabilities — 0.0%	34,041
	Net Assets — 100.0%	$78,241,145

(a)	Non-income producing security.
(b)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $7,104,749 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $521,817. The net unrealized appreciation was $6,582,932.

First Trust Dow 30 Equal Weight ETF (EDOW)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$78,207,104	$—	$—

* See Portfolio of Investments for industry breakout.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks — 100.0%
	Aerospace & Defense — 2.7%
13,941	Boeing (The) Co. (a)	$3,551,051
8,273	Raytheon Technologies Corp.	639,255
10,457	Textron, Inc.	586,428
1,504	TransDigm Group, Inc. (a)	884,232
		5,660,966

	Air Freight & Logistics — 0.6%
4,670	FedEx Corp.	1,326,467

	Airlines — 1.8%
17,261	American Airlines Group, Inc. (a)	412,538
46,954	Delta Air Lines, Inc. (a)	2,266,939
16,058	Southwest Airlines Co. (a)	980,501
		3,659,978

	Automobiles — 4.7%
113,267	Ford Motor Co. (a)	1,387,521
46,612	General Motors Co. (a)	2,678,325
8,244	Tesla, Inc. (a)	5,506,415
		9,572,261

	Banks — 3.7%
20,579	Citigroup, Inc.	1,497,122
49,513	KeyCorp	989,270
9,566	M&T Bank Corp.	1,450,301
14,625	Truist Financial Corp.	852,930
18,590	U.S. Bancorp	1,028,213
44,782	Wells Fargo & Co.	1,749,633
		7,567,469

	Biotechnology — 3.3%
8,494	Alnylam Pharmaceuticals, Inc. (a)	1,199,268
7,663	BioMarin Pharmaceutical, Inc. (a)	578,633
29,673	Moderna, Inc. (a)	3,885,680
6,508	Sarepta Therapeutics, Inc. (a)	485,041
5,105	Seagen, Inc. (a)	708,880
		6,857,502

	Building Products — 0.3%
9,475	Johnson Controls International PLC	565,373

	Capital Markets — 1.4%
17,516	Bank of New York Mellon (The) Corp.	828,332
2,021	MarketAxess Holdings, Inc.	1,006,296
2,376	MSCI, Inc.	996,209
		2,830,837

	Chemicals — 3.4%
43,044	Corteva, Inc.	2,006,711
33,759	Dow, Inc.	2,158,551
17,272	DuPont de Nemours, Inc.	1,334,780
14,453	LyondellBasell Industries N.V., Class A	1,503,835
		7,003,877

Shares	Description	Value
	Common Stocks (Continued)
	Communications Equipment — 0.3%
12,879	Cisco Systems, Inc.	$665,973

	Consumer Finance — 0.6%
9,825	Capital One Financial Corp.	1,250,035

	Containers & Packaging — 0.5%
8,610	International Paper Co.	465,542
9,156	WestRock Co.	476,570
		942,112

	Diversified Consumer Services — 0.8%
20,168	Chegg, Inc. (a)	1,727,591

	Diversified Telecommunication Services — 0.3%
18,507	AT&T, Inc.	560,207

	Electric Utilities — 1.6%
12,886	Edison International	755,120
12,291	Evergy, Inc.	731,683
13,833	Exelon Corp.	605,056
35,886	FirstEnergy Corp.	1,244,885
		3,336,744

	Energy Equipment & Services — 3.2%
63,555	Baker Hughes Co.	1,373,424
84,565	Halliburton Co.	1,814,765
122,722	Schlumberger N.V.	3,336,811
		6,525,000

	Entertainment — 2.0%
40,248	Liberty Media Corp.-Liberty Formula One, Class C (a)	1,742,336
12,963	Live Nation Entertainment, Inc. (a)	1,097,318
4,222	Roku, Inc. (a)	1,375,401
		4,215,055

	Equity Real Estate Investment Trusts — 5.4%
3,286	American Tower Corp.	785,551
3,470	AvalonBay Communities, Inc.	640,250
10,076	Boston Properties, Inc.	1,020,296
15,291	Equity Residential	1,095,294
3,338	Essex Property Trust, Inc.	907,402
26,496	Healthpeak Properties, Inc.	840,983
16,885	Medical Properties Trust, Inc.	359,313
3,433	SBA Communications Corp.	952,829
12,988	Simon Property Group, Inc.	1,477,645
21,399	UDR, Inc.	938,560
56,940	Weyerhaeuser Co.	2,027,064
		11,045,187

	Food & Staples Retailing — 1.2%
7,970	Kroger (The) Co.	286,840

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Food & Staples Retailing (Continued)
9,936	Sysco Corp.	$782,361
23,884	Walgreens Boots Alliance, Inc.	1,311,232
		2,380,433

	Food Products — 1.2%
7,436	Archer-Daniels-Midland Co.	423,852
9,059	Conagra Brands, Inc.	340,618
4,270	Kellogg Co.	270,291
10,453	Kraft Heinz (The) Co.	418,120
14,350	Tyson Foods, Inc., Class A	1,066,205
		2,519,086

	Health Care Equipment & Supplies — 1.8%
2,212	Dexcom, Inc. (a)	794,971
1,865	IDEXX Laboratories, Inc. (a)	912,563
3,284	Insulet Corp. (a)	856,861
8,236	Quidel Corp. (a)	1,053,632
		3,618,027

	Health Care Technology — 1.1%
7,213	Teladoc Health, Inc. (a)	1,310,963
3,397	Veeva Systems, Inc., Class A (a)	887,432
		2,198,395

	Hotels, Restaurants & Leisure — 3.1%
12,877	Aramark	486,493
17,566	Carnival Corp. (a)	466,202
37,800	DraftKings, Inc., Class A (a)	2,318,274
6,701	Marriott International, Inc., Class A (a)	992,485
8,422	Wynn Resorts Ltd. (a)	1,055,866
9,269	Yum! Brands, Inc.	1,002,720
		6,322,040

	Household Durables — 0.4%
8,013	Lennar Corp., Class A	811,156

	Industrial Conglomerates — 2.0%
311,426	General Electric Co.	4,089,023

	Insurance — 2.5%
30,897	American International Group, Inc.	1,427,750
4,447	Chubb Ltd.	702,493
20,403	Hartford Financial Services Group (The), Inc.	1,362,716
17,206	Loews Corp.	882,324
13,107	Principal Financial Group, Inc.	785,896
		5,161,179

	Interactive Media & Services — 1.6%
20,831	Pinterest, Inc., Class A (a)	1,542,119

Shares	Description	Value
	Common Stocks (Continued)
	Interactive Media & Services (Continued)
32,560	Snap, Inc., Class A (a)	$1,702,562
		3,244,681

	Internet & Direct Marketing Retail — 0.6%
5,848	Etsy, Inc. (a)	1,179,366

	IT Services — 4.7%
3,782	Automatic Data Processing, Inc.	712,793
2,016	Fidelity National Information Services, Inc.	283,470
2,396	Mastercard, Inc., Class A	853,096
7,260	MongoDB, Inc. (a)	1,941,542
5,066	Okta, Inc. (a)	1,116,698
4,601	Square, Inc., Class A (a)	1,044,657
6,227	Twilio, Inc., Class A (a)	2,121,912
4,284	VeriSign, Inc. (a)	851,488
3,727	Visa, Inc., Class A	789,118
		9,714,774

	Life Sciences Tools & Services — 0.8%
4,369	Illumina, Inc. (a)	1,677,958

	Machinery — 1.2%
5,756	Fortive Corp.	406,604
143,063	Nikola Corp. (a)	1,987,145
		2,393,749

	Media — 0.8%
15,009	Omnicom Group, Inc.	1,112,918
98,826	Sirius XM Holdings, Inc.	601,850
		1,714,768

	Metals & Mining — 3.6%
182,911	Freeport-McMoRan, Inc. (a)	6,023,259
17,531	Nucor Corp.	1,407,214
		7,430,473

	Multiline Retail — 0.2%
3,016	Dollar Tree, Inc. (a)	345,211

	Oil, Gas & Consumable Fuels — 14.9%
172,251	APA Corp.	3,083,293
18,989	Chevron Corp.	1,989,857
23,113	ConocoPhillips	1,224,296
9,963	Diamondback Energy, Inc.	732,181
45,733	EOG Resources, Inc.	3,317,014
35,444	Exxon Mobil Corp.	1,978,838
31,709	Hess Corp.	2,243,729
66,938	Kinder Morgan, Inc.	1,114,518
44,228	Marathon Petroleum Corp.	2,365,756
229,966	Occidental Petroleum Corp.	6,121,695
40,647	ONEOK, Inc.	2,059,177

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Shares	Description	Value
	Common Stocks (Continued)
	Oil, Gas & Consumable Fuels (Continued)
29,831	Phillips 66	$2,432,420
29,097	Valero Energy Corp.	2,083,345
		30,746,119

	Pharmaceuticals — 0.3%
6,963	Horizon Therapeutics PLC (a)	640,874

	Professional Services — 0.6%
4,931	Equifax, Inc.	893,152
3,459	Jacobs Engineering Group, Inc.	447,145
		1,340,297

	Road & Rail — 2.1%
35,518	Lyft, Inc., Class A (a)	2,244,027
36,422	Uber Technologies, Inc. (a)	1,985,363
		4,229,390

	Semiconductors & Semiconductor Equipment — 3.0%
8,566	Advanced Micro Devices, Inc. (a)	672,431
3,151	KLA Corp.	1,041,090
1,908	Lam Research Corp.	1,135,718
2,761	Monolithic Power Systems, Inc.	975,213
2,829	NVIDIA Corp.	1,510,488
4,555	Qorvo, Inc. (a)	832,199
		6,167,139

	Software — 12.9%
1,587	Adobe, Inc. (a)	754,412
3,548	Autodesk, Inc. (a)	983,328
11,451	Avalara, Inc. (a)	1,527,907
7,998	Ceridian HCM Holding, Inc. (a)	673,991
6,399	Coupa Software, Inc. (a)	1,628,418
12,113	Crowdstrike Holdings, Inc., Class A (a)	2,210,744
12,265	Datadog, Inc., Class A (a)	1,022,165
7,982	DocuSign, Inc. (a)	1,615,956
36,851	Dynatrace, Inc. (a)	1,777,692
2,415	HubSpot, Inc. (a)	1,096,917
3,011	Paycom Software, Inc. (a)	1,114,251
6,127	RingCentral, Inc., Class A (a)	1,825,111
2,843	salesforce.com, Inc. (a)	602,346
1,787	ServiceNow, Inc. (a)	893,697
4,078	Splunk, Inc. (a)	552,487
3,478	Trade Desk (The), Inc., Class A (a)	2,266,474
5,881	Workday, Inc., Class A (a)	1,461,017
6,977	Zendesk, Inc. (a)	925,290
4,428	Zoom Video Communications, Inc., Class A (a)	1,422,672
12,281	Zscaler, Inc. (a)	2,108,279
		26,463,154

	Specialty Retail — 0.7%
5,534	Carvana Co. (a)	1,452,122

Shares	Description	Value
	Common Stocks (Continued)

	Technology Hardware, Storage & Peripherals — 1.6%
78,215	Hewlett Packard Enterprise Co.	$1,231,104
32,408	Western Digital Corp.	2,163,234
		3,394,338

	Textiles, Apparel & Luxury Goods — 0.3%
8,052	VF Corp.	643,516

	Tobacco — 0.2%
7,420	Altria Group, Inc.	379,607

	Total Common Stocks — 100.0%	205,569,509
	(Cost $190,164,460)

	Money Market Funds — 0.0%
17,390	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class 0.01% (b)	17,390
	(Cost $17,390)

	Total Investments — 100.0%	205,586,899
	(Cost $190,181,850) (c)
	Net Other Assets and Liabilities — 0.0%	36,163
	Net Assets — 100.0%	$205,623,062

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2021.
(c)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $19,919,758 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $4,514,709. The net unrealized appreciation was $15,405,049.

First Trust Lunt U.S. Factor Rotation ETF (FCTR)

Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows (see Valuation Inputs in the Additional Information section):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$205,569,509	$—	$—
Money Market Funds	17,390	—	—
Total Investments	$205,586,899	$—	$—

* See Portfolio of Investments for industry breakout.

Additional Information

First Trust Exchange-Traded Fund

March 31, 2021 (Unaudited)

Valuation Inputs

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Licensing Information

Nasdaq® and NASDAQ AlphaDEX® Total US Market Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. AlphaDEX® is a registered trademark owned by First Trust that has been licensed to Nasdaq, Inc. for use in the name of the Index. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Nasdaq® and Nasdaq Dorsey Wright People's Portfolio Index are registered trademarks and service marks of Nasdaq, Inc. (together with its affiliates hereinafter referred to as the “Corporations”) and are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

Dow Jones Industrial Average® Equal Weight Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for any errors, omissions, or interruptions of the Index.

Lunt Capital Management, Inc. (“Lunt”) and the Lunt Capital Large Cap Factor Rotation Index, (“Lunt Index”) are trademarks of Lunt and have been licensed for use for certain purposes by First Trust. The First Trust Lunt U.S. Factor Rotation ETF is based on the Lunt Index and is not sponsored, endorsed, sold or promoted by Lunt, and Lunt makes no representation regarding the advisability of trading in such fund. Lunt has contracted with Nasdaq, Inc. to calculate and maintain the Lunt Index. The Fund is not sponsored, endorsed, sold or promoted by Nasdaq, Inc. or its affiliates (Nasdaq, with its affiliates, hereinafter referred to as the “Corporations”). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly, or the ability of the Lunt Index to track general stock performance.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments
March 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 95.3%

$5,391,600	U.S. Treasury Bill (a)	(b)	05/27/21	$5,391,516
	(Cost $5,391,313)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
26,152	Dreyfus Government Cash Management Fund, Institutional Shares- 0.03% (c)	26,152
	(Cost $26,152)
	Total Investments — 95.8%	5,417,668
	(Cost $5,417,465) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 4.9%

352	SPDR® Gold Shares	$5,630,592	$153.72	05/28/21	278,319
	(Cost $394,369)

WRITTEN OPTIONS — (0.6)%

CALL OPTIONS WRITTEN — (0.4)%

(352)	SPDR® Gold Shares	(5,630,592)	171.84	05/28/21	(25,096)
	(Premiums received $97,228)

PUT OPTIONS WRITTEN — (0.2)%

(352)	SPDR® Gold Shares	(5,630,592)	137.54	05/28/21	(8,474)
	(Premiums received $15,713)
	Total Written Options				(33,570)
	(Premiums received $112,941)
	Net Other Assets and Liabilities — (0.1)%				(4,091)
	Net Assets — 100.0%				$5,658,326

(a)	This security or a portion of this security is segregated as collateral for written options contracts.

(b)	Zero coupon security.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $79,574 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $116,050. The net unrealized depreciation was $36,476. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest Gold Strategy Quarterly Buffer ETF (BGLD)

Consolidated Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$5,391,516	$—	$5,391,516	$—
Money Market Funds	26,152	26,152	—	—
Total Investments	5,417,668	26,152	5,391,516	—
Call Options Purchased	278,319	—	278,319	—
Total	$5,695,987	$26,152	$5,669,835	$—

LIABILITIES TABLE

	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(25,096)	$—	$(25,096)	$—
Put Options Written	(8,474)	—	(8,474)	—
Total	$(33,570)	$—	$(33,570)	$—

FT Cboe Vest Gold Strategy Target Income ETF (IGLD)

Consolidated Portfolio of Investments
March 31, 2021 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. TREASURY BILLS — 152.0%

$7,540,000	U.S. Treasury Bill (a)	(b)	11/04/21	$7,538,523
	(Cost $7,537,864)

Shares	Description	Value
MONEY MARKET FUNDS — 20.1%
994,718	Dreyfus Government Cash Management Fund, Institutional Shares - 0.03% (c)	994,718
	(Cost $994,718)
	Total Investments — 172.1%	8,533,241
	(Cost $8,532,582) (d)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS PURCHASED — 0.2%

310	SPDR® Gold Shares	$4,958,760	$243.62	11/30/21	11,278
	(Cost $25,057)

WRITTEN OPTIONS — (52.8)%

CALL OPTIONS WRITTEN — (0.3)%

(65)	SPDR® Gold Shares	(1,039,740)	159.96	04/30/21	(15,795)
	(Premiums received $15,676)

PUT OPTIONS WRITTEN — (52.5)%

(310)	SPDR® Gold Shares	(4,958,760)	243.62	11/30/21	(2,600,949)
	(Premiums received $2,535,157)
	Total Written Options				(2,616,744)
	(Premiums received $2,550,833)
	Net Other Assets and Liabilities — (19.5)%				(967,337)
	Net Assets — 100.0%				$4,960,438

(a)	This security or a portion of this security is segregated as collateral for written options contracts.
(b)	Zero coupon security.
(c)	Rate shown reflects yield as of March 31, 2021.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of March 31, 2021, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $659 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $79,690. The net unrealized depreciation was $79,031. The unrealized amounts presented are inclusive of derivative contracts.

FT Cboe Vest Gold Strategy Target Income ETF (IGLD)

Consolidated Portfolio of Investments (Continued)
March 31, 2021 (Unaudited)

Valuation Inputs

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.

•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)

•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of March 31, 2021 is as follows:

ASSETS TABLE

	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Treasury Bills	$7,538,523	$—	$7,538,523	$—
Money Market Funds	994,718	994,718	—	—
Total Investments	8,533,241	994,718	7,538,523	—
Call Options Purchased	11,278	—	11,278	—
Total	$8,544,519	$994,718	$7,549,801	$—

LIABILITIES TABLE

	Total Value at 3/31/2021	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$(15,795)	$—	$(15,795)	$—
Put Options Written	(2,600,949)	—	(2,600,949)	—
Total	$(2,616,744)	$—	$(2,616,744)	$—